NUVEEN Investments

Nuveen Municipal Bond Funds
Semiannual Report dated November 30, 2001

Dependable, tax-free income to help you keep more of what you earn.

[Photos Appear Here]
                                              Nuveen Arizona Municipal Bond Fund
                                             Nuveen Colorado Municipal Bond Fund
                                           Nuveen New Mexico Municipal Bond Fund

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Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]


In the aftermath of September 11, the financial markets have reacted with volatility and uncertainty as investors attempt to better understand how the U.S. and world economies are likely to perform in the months ahead. It's too soon to tell what the long-term impact will be on the markets or your Fund, but one thing that is increasingly clear to us is that a diversified portfolio that includes high quality municipal bonds can leave you well positioned to reduce overall investment volatility.

For example, during the period covered by this report, your Nuveen Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Fund Spotlight later in this report.

In addition to providing you with high current income exempt from federal taxes, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and broad trading execution by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth and establish a lasting legacy. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you invest well and leave your mark for future generations. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.


Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
January 15, 2002


Dear Shareholder................................  1
Market Commentary...............................  2
Arizona Spotlight...............................  3
Colorado Spotlight..............................  4
New Mexico Spotlight............................  5
Portfolio of Investments........................  6
Statement of Net Assets......................... 17
Statement of Operations......................... 18
Statement of Changes in Net Assets.............. 19
Notes to Financial Statements................... 20
Financial Highlights............................ 26
Fund Information................................ 29

Market Commentary
Nuveen Research

Continued uncertainty and volatile equity markets characterized the economic landscape over the six-months ended November 30, 2001. Many observers now believe that the United States has been in a recession since the spring. Since our last report, unemployment has risen, corporate capital expenditures have dropped and indicators of consumer sentiment have declined. The Federal Reserve has responded by cutting the fed funds rate 11 times through the course of 2001 to eventually reach 1.75%, the lowest level in 40 years.

Partially as a result of these lower rates and weaker economic conditions, the general municipal market performed well over this reporting period. The yield of the widely followed Bond Buyer 20 Municipal Bond Index fell to 5.15% as of November 30, 2001, compared with 5.28% six months earlier. Low interest rates and a slowing economy also caused new municipal issuance to grow, with new issue supply topping $252 billion for the 11 months ended November 30, 2001, a 37% increase over the same period in 2000.

Some of this increase in volume may have been driven by economic conditions that made it more difficult for municipalities to finance projects from current revenues. The erosion of tax bases caused by the declining economy, increased expenses for Medicaid, additional unemployment compensation claims, and unanticipated expenses related to homeland security may cause issuers to continue feeling the pinch in revenues as we head into 2002. Some recent surveys of governors and state budget officers indicate that state budget shortfalls for fiscal year 2002 could rise to between $40 and $50 billion. While the rainy-day funds which states built up over the prolonged growth during the mid- to late-1990s should leave states in a better position than they were in the previous recession of 1991-92, some officials now fear that this recession, and thus also state budget shortfalls, may be deeper than last time.

As we look toward the next six to twelve months, we anticipate there may be some degree of improvement in the economy, given the government's focus on stimulating consumer demand. However, since many consumers are already carrying large amounts of personal debt, near-term recovery may be muted until corporate capital expenditures start to rebound. Absent global deflation, we expect the fed funds rate to remain stable or gradually to drift higher as we move through 2002.



Fund Spotlight
As of November 30, 2001                      Nuveen Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
Quick Facts
                                A Shares       B Shares    C Shares     R Shares
--------------------------------------------------------------------------------
NAV                              $ 11.06        $ 11.05     $ 11.05      $ 11.05
--------------------------------------------------------------------------------
Latest Dividend/1/               $0.0445        $0.0375     $0.0395      $0.0465
--------------------------------------------------------------------------------
CUSIP                          67065L104      67065L203   67065L302    67065L401
--------------------------------------------------------------------------------
Inception Date                     10/86           2/97        2/94         2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/
A Shares                              NAV         Offer
1-Year                              8.55%         3.98%
-------------------------------------------------------
5-Year                              5.22%         4.31%
-------------------------------------------------------
10-Year                             6.74%         6.29%
-------------------------------------------------------

B Shares                         w/o CDSC        w/CDSC
-------------------------------------------------------
1-Year                              7.79%         3.79%
-------------------------------------------------------
5-Year                              4.44%         4.27%
-------------------------------------------------------
10-Year                             6.22%         6.22%
-------------------------------------------------------

C Shares                                            NAV
1-Year                                            7.88%
-------------------------------------------------------
5-Year                                            4.64%
-------------------------------------------------------
10-Year                                           6.16%
-------------------------------------------------------

R Shares                                            NAV
1-Year                                            8.70%
-------------------------------------------------------
5-Year                                            5.42%
-------------------------------------------------------
10-Year                                           6.84%
-------------------------------------------------------

Tax-Free Yields as of 11/30/01
A Shares                              NAV         Offer
SEC 30-Day Yield                    4.16%         3.99%
-------------------------------------------------------
Taxable-Equivalent Yield/3/         6.31%         6.05%
-------------------------------------------------------

B Shares                              NAV
SEC 30-Day Yield                    3.40%
-----------------------------------------
Taxable-Equivalent Yield/3/         5.15%
-----------------------------------------

C Shares                              NAV
SEC 30-Day Yield                    3.60%
-----------------------------------------
Taxable-Equivalent Yield/3/         5.45%
-----------------------------------------

R Shares                              NAV
SEC 30-Day Yield                    4.36%
-----------------------------------------
Taxable-Equivalent Yield/3/         6.61%
-----------------------------------------

Annualized Total Returns as of 9/30/01/2/
A Shares                     NAV    Offer
1-Year                     9.88%    5.22%
-----------------------------------------
5-Year                     5.76%    4.85%
-----------------------------------------
10-Year                    6.80%    6.34%
-----------------------------------------

B Shares                w/o CDSC   w/CDSC
1-Year                     9.11%    5.11%
-----------------------------------------
5-Year                     4.98%    4.82%
-----------------------------------------
10-Year                    6.27%    6.27%
-----------------------------------------

C Shares                              NAV
1-Year                              9.20%
-----------------------------------------
5-Year                              5.18%
-----------------------------------------
10-Year                             6.21%
-----------------------------------------

R Shares                              NAV
1-Year                             10.02%
-----------------------------------------
5-Year                              5.95%
-----------------------------------------
10-Year                             6.90%
-----------------------------------------

Top Five Sectors/4/
Housing (Multifamily)                 18%
-----------------------------------------
U.S. Guaranteed                       17%
-----------------------------------------
Healthcare                            16%
-----------------------------------------
Tax Obligation (Limited)              12%
-----------------------------------------
Tax Obligation (General)               9%
-----------------------------------------

Portfolio Statistics
Total Net Assets           $102.3 million
-----------------------------------------
Average Duration                     7.59
-----------------------------------------
Average Effective Maturity    18.50 years
-----------------------------------------


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.


Fund Spotlight
As of November 30, 2001                      Nuveen Colorado Municipal Bond Fund
--------------------------------------------------------------------------------
Quick Facts

                                   A Shares    B Shares     C Shares    R Shares
--------------------------------------------------------------------------------
NAV                                 $ 10.23     $ 10.24      $ 10.22     $ 10.22
--------------------------------------------------------------------------------
Latest Dividend/1/                  $0.0435     $0.0375      $0.0390     $0.0455
--------------------------------------------------------------------------------
CUSIP                             67065L609   67065L500    67065L807   67065L880
--------------------------------------------------------------------------------
Inception Date                         5/87        2/97         2/97        2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/
A Shares                               NAV       Offer
1-Year                                9.15%       4.59%
-------------------------------------------------------
5-Year                                5.18%       4.28%
-------------------------------------------------------
10-Year                               6.61%       6.16%
-------------------------------------------------------

B Shares                           w/o CDSC      w/CDSC
1-Year                                8.37%       4.37%
-------------------------------------------------------
5-Year                                4.44%       4.27%
-------------------------------------------------------
10-Year                               6.11%       6.11%
-------------------------------------------------------

C Shares                                           NAV
1-Year                                            8.58%
-------------------------------------------------------
5-Year                                            4.60%
-------------------------------------------------------
10-Year                                           6.13%
-------------------------------------------------------

R Shares                                           NAV
1-Year                                            9.38%
-------------------------------------------------------
5-Year                                            5.36%
-------------------------------------------------------
10-Year                                           6.70%
-------------------------------------------------------

Tax-Free Yields as of 11/30/01
A Shares                                NAV       Offer
SEC 30-Day Yield                      4.59%       4.40%
-------------------------------------------------------
Taxable-Equivalent Yield/3/           6.91%       6.62%
-------------------------------------------------------

B Shares                                           NAV
SEC 30-Day Yield                                  3.84%
-------------------------------------------------------
Taxable-Equivalent Yield/3/                       5.77%
-------------------------------------------------------

C Shares                                           NAV
SEC 30-Day Yield                                  4.04%
-------------------------------------------------------
Taxable-Equivalent Yield/3/                       6.08%
-------------------------------------------------------

R Shares                                           NAV
SEC 30-Day Yield                                  4.80%
-------------------------------------------------------
Taxable-Equivalent Yield/3/                       7.22%
-------------------------------------------------------

Annualized Total Returns as of 9/30/01/2/
A Shares                                NAV       Offer
1-Year                               10.58%       5.93%
-------------------------------------------------------
5-Year                                5.91%       5.00%
-------------------------------------------------------
10-Year                               6.70%       6.24%
-------------------------------------------------------

B Shares                           w/o CDSC      w/CDSC
1-Year                                9.89%       5.89%
-------------------------------------------------------
5-Year                                5.19%       5.03%
-------------------------------------------------------
10-Year                               6.19%       6.19%
-------------------------------------------------------

C Shares                                            NAV
1-Year                                           10.10%
-------------------------------------------------------
5-Year                                            5.35%
-------------------------------------------------------
10-Year                                           6.23%
-------------------------------------------------------

R Shares                                            NAV
1-Year                                           10.90%
-------------------------------------------------------
5-Year                                            6.11%
-------------------------------------------------------
10-Year                                           6.79%
-------------------------------------------------------

Top Five Sectors/4/
Healthcare                                          18%
-------------------------------------------------------
Tax Obligation (Limited)                            17%
-------------------------------------------------------
Transportation                                      13%
-------------------------------------------------------
Housing (Multifamily)                               11%
-------------------------------------------------------
Housing (Single Family)                             10%
-------------------------------------------------------

Portfolio Statistics
Total Net Assets                          $43.1 million
-------------------------------------------------------
Average Duration                                   8.07
-------------------------------------------------------
Average Effective Maturity                  20.39 years
-------------------------------------------------------


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 1, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------
Fund Spotlight
As of November 30, 2001                    Nuveen New Mexico Municipal Bond Fund
================================================================================

Quick Facts
                           A Shares       B Shares       C Shares       R Shares
--------------------------------------------------------------------------------
NAV                         $ 10.33         $10.33         $10.32         $10.36
--------------------------------------------------------------------------------
Latest Dividend/1/          $0.0410        $0.0345        $0.0360        $0.0425
--------------------------------------------------------------------------------
CUSIP                     67065L781      67065L773      67065L765      67065L757
--------------------------------------------------------------------------------
Inception Date                 9/92           2/97           2/97           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/
A Shares                        NAV          Offer
1-Year                        8.06%          3.51%
--------------------------------------------------
5-Year                        5.07%          4.17%
--------------------------------------------------
Since Inception               5.97%          5.48%
--------------------------------------------------

B Shares                   w/o CDSC         w/CDSC
1-Year                        7.25%          3.25%
--------------------------------------------------
5-Year                        4.29%          4.12%
--------------------------------------------------
Since Inception               5.39%          5.39%
--------------------------------------------------

C Shares                                       NAV
1-Year                                       7.45%
--------------------------------------------------
5-Year                                       4.50%
--------------------------------------------------
Since Inception                              5.49%
--------------------------------------------------

R Shares                                       NAV
1-Year                                       8.33%
--------------------------------------------------
5-Year                                       5.32%
--------------------------------------------------
Since Inception                              6.11%
--------------------------------------------------

Tax-Free Yields as of 11/30/01
A Shares                        NAV          Offer
SEC 30-Day Yield              4.13%          3.96%
--------------------------------------------------
Taxable-Equivalent Yield/3/   6.46%          6.19%
--------------------------------------------------

B Shares                                       NAV
SEC 30-Day Yield                             3.38%
--------------------------------------------------
Taxable-Equivalent Yield/3/                  5.28%
--------------------------------------------------

C Shares                                       NAV
SEC 30-Day Yield                             3.59%
--------------------------------------------------
Taxable-Equivalent Yield/3/                  5.61%
--------------------------------------------------

R Shares                                       NAV
SEC 30-Day Yield                             4.34%
--------------------------------------------------
Taxable-Equivalent Yield/3/                  6.78%
--------------------------------------------------

Annualized Total Returns as of 9/30/01/2/
A Shares                        NAV          Offer
1-Year                        9.15%          4.54%
--------------------------------------------------
5-Year                        5.68%          4.78%
--------------------------------------------------
Since Inception               6.09%          5.58%

B Shares                   w/o CDSC         w/CDSC
1-Year                        8.44%          4.44%
--------------------------------------------------
5-Year                        4.91%          4.74%
--------------------------------------------------
Since Inception               5.49%          5.49%
--------------------------------------------------

C Shares                                       NAV
1-Year                                       8.65%
--------------------------------------------------
5-Year                                       5.14%
--------------------------------------------------
Since Inception                              5.62%
--------------------------------------------------

R Shares                                       NAV
1-Year                                       9.43%
--------------------------------------------------
5-Year                                       5.93%
--------------------------------------------------
Since Inception                              6.23%
--------------------------------------------------

Top Five Sectors/4/
Housing (Single Family)                        22%
--------------------------------------------------
Tax Obligation (Limited)                       21%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------

Portfolio Statistics
Total Net Assets                     $53.4 million
--------------------------------------------------
Average Duration                              7.26
--------------------------------------------------
Average Effective Maturity             21.27 years
--------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 36%.

4 As a percentage of long-term bond holdings as of November 30, 2001. Holdings are subject to change.

                 Portfolio of Investments (Unaudited)
                 Nuveen Arizona Municipal Bond Fund
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.0%

     $  1,000 Mesa Industrial               No Opt. Call       N/R $  1,016,370
               Development Authority,
               Arizona, Industrial
               Revenue Bonds (TRW
               Vehicle Safety System,
               Inc. Project), Series
               1992, 7.250%, 10/15/04
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 0.3%

          250 Casa Grande Industrial        12/02 at 103        A1      266,655
               Development Authority,
               Arizona, Pollution
               Control Revenue Bonds
               (Frito-Lay,
               Inc./PepsiCo),
               Series 1984, 6.650%,
               12/01/14

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 8.9%

          570 Arizona Educational Loan       3/02 at 101       Aa2      579,855
               Marketing Corporation,
               1992 Educational Loan
               Revenue Bonds, Series B,
               7.000%, 3/01/05
               (Alternative Minimum Tax)

          100 Arizona Educational Loan       9/02 at 101       Aa2      102,775
               Marketing Corporation,
               Educational Loan Revenue
               Bonds, 6.375%, 9/01/05
               (Alternative Minimum Tax)

        1,500 Student Loan Acquisition       5/04 at 102       Aa1    1,624,995
               Authority of Arizona,
               Student Loan Revenue
               Bonds, Series 1994B,
               Subordinated Fixed Rate
               Bonds, 6.600%, 5/01/10
               (Alternative Minimum Tax)

          500 Student Loan Acquisition      11/09 at 102       Aaa      515,185
               Authority of Arizona,
               Student Loan Revenue
               Refunding Bonds, Senior
               Series 1999A-1, 5.900%,
               5/01/24

        2,500 The Industrial Development     5/08 at 101      BBB+    2,436,575
               Authority of the City of
               Glendale, Arizona,
               Revenue Bonds, Midwestern
               University, Series 1998A,
               5.375%, 5/15/28

          115 The Industrial Development     5/06 at 102       AAA      123,757
               Authority of the City of
               Glendale, Arizona,
               Revenue Bonds, Midwestern
               University, Series 1996A,
               6.000%, 5/15/16

              The Industrial Development
              Authority of the City of
              Glendale, Arizona, Revenue
              Bonds, Midwestern
              University, Series 2001A:
        1,730  5.750%, 5/15/21               5/11 at 101      BBB+    1,763,303
        1,250  5.875%, 5/15/31               5/11 at 101      BBB+    1,277,788

          300 Arizona Board of Regents,      6/02 at 102        AA      311,682
               University of Arizona,
               System Revenue Refunding
               Bonds, Series 1992,
               6.250%, 6/01/11

          335 Community College District     7/03 at 101      BBB+      342,715
               of Yavapai County,
               Arizona, Revenue Bonds,
               Series 1993, 6.000%,
               7/01/12

-------------------------------------------------------------------------------
              Healthcare - 16.2%

        4,000 Arizona Health Facilities     11/09 at 100        A3    4,116,440
               Authority, Hospital
               Revenue Bonds (Phoenix
               Children's Hospital),
               Series 1999A, 6.125%,
               11/15/22

        2,050 Arizona Health Facilities     12/10 at 102       BBB    2,098,442
               Authority, Hospital
               System Revenue Bonds,
               John C. Lincoln Health
               Network, Series 2000,
               6.875%, 12/01/20

        1,000 Arizona Health Facilities      7/10 at 101       BBB    1,049,450
               Authority, Revenue Bonds
               (Catholic Healthcare
               West), 1999 Series A,
               6.625%, 7/01/20

          930 Maricopa County, Arizona,      4/07 at 102      Baa1      930,000
               Hospital Revenue and
               Refunding Bonds, Series
               1997 (Sun Health
               Corporation), 6.125%,
               4/01/18

        3,475 The Industrial Development     7/08 at 101       BBB    3,249,125
               Authority of the County
               of Maricopa, Arizona,
               Health Facility Revenue
               Bonds (Catholic
               Healthcare West Project),
               1998 Series A, 5.000%,
               7/01/16

        1,500 The Industrial Development     1/10 at 101       AAA    1,580,715
               Authority of the City of
               Mesa, Arizona, Revenue
               Bonds (Discovery Health
               System), Series 1999A,
               5.750%, 1/01/25

              The Industrial Development
              Authority of the City of
              Phoenix, Arizona, Hospital
              Revenue Bonds (John C.
              Lincoln Hospital and
              Health Center), Series
              1994:
          500  6.000%, 12/01/10             12/03 at 102       BBB      505,510
          500  6.000%, 12/01/14             12/03 at 102       BBB      498,660

        1,750 Industrial Development        12/11 at 101        A3    1,723,575
               Authority of the City of
               Scottsdale, Arizona,
               Hospital Revenue Bonds,
               Scottsdale Healthcare,
               Series 2001, 5.800%,
               12/01/31

        1,055 The Industrial Development     6/08 at 101       N/R      855,626
               Authority of the City of
               Winslow, Arizona,
               Hospital Revenue Bonds
               (Winslow Memorial
               Hospital Project), Series
               1998, 5.500%, 6/01/22

--------------------------------------------------------------------------------
6

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily -
               18.0%

     $  2,865 The Industrial Development    10/09 at 102       N/R $  2,657,946
               Authority of the County
               of Maricopa, Arizona,
               Multifamily Housing
               Revenue Bonds (Arborwood
               Apartments Project),
               Subordinate Series 1999B,
               6.700%, 10/01/29

        3,615 The Industrial Development    10/10 at 105       Aaa    3,940,531
               Authority of the County
               of Maricopa, Arizona,
               Multifamily Housing
               Revenue Bonds (GNMA
               Collateralized Villas at
               Augusta Project), Series
               2000, 6.500%, 10/20/33

        2,470 The Industrial Development    10/11 at 103       Aaa    2,596,044
               Authority of the County
               of Maricopa, Arizona,
               Multifamily Housing
               Revenue Bonds (Syl-Mar
               Apartments Project),
               Series 2001, 6.100%,
               4/20/36

          295 Phoenix Housing Finance        7/02 at 101       AAA      299,912
               Corporation, Arizona,
               Mortgage Revenue
               Refunding Bonds, Series
               1992A (FHA-Insured
               Mortgage Loans - Section
               8 Assisted Projects),
               6.500%, 7/01/24

              The Industrial Development
              Authority of the City of
              Phoenix, Arizona, Mortgage
              Revenue Refunding Bonds,
              Series 1992 (FHA-Insured
              Mortgage Loan - Chris
              Ridge Village Project):
          200  6.750%, 11/01/12             11/02 at 101       AAA      204,590
          425  6.800%, 11/01/25             11/02 at 101       AAA      434,979

        2,090 Industrial Development         6/11 at 102       Aaa    2,154,915
               Authority of the City of
               Phoenix, Arizona,
               Multifamily Housing
               Revenue Bonds,
               Series 2001 (GNMA
               Collateralized -
                Campaigne Place on
               Jackson Project), 5.700%,
               6/20/31
               (Alternative Minimum Tax)

        1,300 The Industrial Development     9/10 at 103       Aaa    1,419,964
               Authority of the City of
               Phoenix, Arizona,
               Multifamily Housing
               Revenue Bonds (GNMA
               Collateralized Mortgage
               Loan - Camelback
               Crossings Apartments
               Project), Series 2000,
               6.350%, 9/20/35

          500 The Industrial Development     6/03 at 102       AAA      511,160
               Authority of the City of
               Tempe, Arizona,
               Multifamily Mortgage
               Refunding Bonds, Series
               1993A (FHA-Insured
               Mortgage Loan -
                Quadrangles Village
               Apartments), 6.250%,
               6/01/26

        4,000 The Industrial Development     7/10 at 101        AA    4,073,240
               Authority of the County
               of Tucson, Arizona,
               Senior Living Facilities
               Revenue Bonds (The
               Christian Care Project),
               Series 2000A, 5.625%,
               7/01/20

-------------------------------------------------------------------------------
              Housing/Single Family -
               3.6%

        1,495 The Industrial Development     6/08 at 108       Aaa    1,624,273
               Authority of the County
               of Maricopa, Arizona,
               Single Family Mortgage
               Revenue Refunding Bonds
               (Mortgage-Backed
               Securities Program),
               Series 1998B, 6.200%,
               12/01/30
               (Alternative Minimum Tax)

          275 The Industrial Development     6/05 at 102       AAA      296,194
               Authority of the City of
               Phoenix, Arizona,
               Statewide Single Family
               Mortgage Revenue Bonds,
               Series 1995, 6.150%,
               12/01/08 (Alternative
               Minimum Tax)

          840 The Industrial Development     6/10 at 105       AAA      961,397
               Authority of the City of
               Phoenix, Arizona, Single
               Family Mortgage Revenue
               Bonds, Series 2000-1B,
               7.350%, 6/01/31
               (Alternative Minimum Tax)

          265 The Industrial Development     8/05 at 102        A2      273,570
               Authority of the County
               of Pima, Arizona, Single
               Family Mortgage Revenue
               Refunding Bonds, Series
               1995A, 6.500%, 2/01/17

          555 The Industrial Development     5/07 at 102       AAA      573,565
               Authority of the County
               of Pima, Arizona, Single
               Family Mortgage Revenue
               Bonds, Series 1997A,
               6.250%, 11/01/30
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 1.7%

        1,545 The Industrial Development    12/04 at 102       AAA    1,725,441
               Authority of the County
               of Cochise, Arizona,
               Mortgage Revenue
               Refunding Bonds, Series
               1994A (GNMA
               Collateralized - Sierra
               Vista Care Center),
               6.750%, 11/20/19

-------------------------------------------------------------------------------
              Tax Obligation/General -
               9.0%

              Sierra Vista Unified
              School District No. 68 of
              Cochise County, Arizona,
              General Obligation
              Refunding Bonds, Series
              1992:
          250  7.500%, 7/01/09              No Opt. Call       AAA      303,470
          300  7.500%, 7/01/10              No Opt. Call       AAA      368,301

          675 Peoria Unified School         No Opt. Call       AAA      568,742
               District No. 11 of
               Maricopa County, Arizona,
               Refunding Bonds, Second
               Series of 1992, 0.000%,
               7/01/06

           50 Kyrene Elementary School       7/02 at 100       AAA       50,996
               District No. 28 of
               Maricopa County, Arizona,
               School Improvement Bonds
               (Project of 1990), Series
               1993E, 6.000%, 7/01/12

              Glendale Elementary School
              District No. 40 of
              Maricopa County, Arizona,
              School Improvement and
              Refunding Bonds, Series
              1995:
          500  6.200%, 7/01/09               7/05 at 101       AAA      550,415
          750  6.250%, 7/01/10               7/05 at 101       AAA      826,875

--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen Arizona Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

     $    500 Gilbert Unified School         7/08 at 100       AAA $    546,545
               District No. 41 of
               Maricopa County, Arizona,
               School Improvement Bonds
               (Project of 1993), Series
               1995D, 6.250%, 7/01/15

          135 Alhambra Elementary School     7/04 at 102       AAA      149,697
               District No. 68 of
               Maricopa County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994A, 6.750%, 7/01/14

          310 Chandler Unified School       No Opt. Call       AAA      356,147
               District No. 80 of
               Chandler County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994, 6.250%, 7/01/11

        1,275 Fountain Hills Unified        No Opt. Call       AAA    1,074,290
               School District No. 98 of
               Maricopa County, Arizona,
               General Obligation Bonds,
               Series 1992, 0.000%,
               7/01/06

        1,000 Tucson Unified School         No Opt. Call       AAA    1,231,710
               District No. 1 of Pima
               County, Arizona, School
               Improvement Bonds
               (Project of 1989), Series
               1992D, 7.500%, 7/01/10

          500 Tanque Verde Unified           7/04 at 102       AAA      553,490
               School District No. 13 of
               Pima County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994, 6.700%, 7/01/10

          225 City of Tempe, Arizona,        7/02 at 101       AA+      232,497
               General Obligation Bonds,
               Series 1992B, 6.000%,
               7/01/08

          180 Tempe Union High School        7/04 at 101       AAA      193,786
               District No. 213 of
               Maricopa County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994, 6.000%, 7/01/12

        2,000 City of Tucson, Arizona,      No Opt. Call        AA    2,225,420
               General Obligation Bonds,
               Series 2001B, 5.750%,
               7/01/16

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               12.0%

          250 State of Arizona,              9/02 at 102       AAA      261,655
               Refunding Certificates of
               Participation, Series
               1992B, 6.250%, 9/01/10

          225 Arizona Municipal             No Opt. Call       AAA      285,329
               Financing Program of
               1987, Certificates of
               Participation, Series 11,
               8.000%, 8/01/17

          965 East Branch Sewer              1/03 at 103      Baa2    1,004,826
               Improvement District,
               Bullhead City, Arizona,
               Special Assessment Bonds,
               Series 1993, 6.100%,
               1/01/13

          280 Eloy Municipal Property        7/02 at 101       BBB      286,003
               Corporation, Arizona,
               Municipal Facilities
               Revenue Bonds, Series
               1992, 7.000%, 7/01/11

          385 City of Flagstaff,            No Opt. Call       AAA      431,316
               Arizona, Junior Lien
               Street and Highway User
               Revenue Bonds, Series
               1992, 5.900%, 7/01/10

          300 Hospital District No. One      6/04 at 101       AAA      327,708
               of Maricopa County,
               Arizona, Hospital
               Facilities Refunding
               Bonds, Series 1992B,
               6.250%, 6/01/10

        3,195 The Industrial Development     7/10 at 102      Baa3    3,348,839
               Authority of the County
               of Maricopa, Arizona,
               Education Revenue Bonds
               (Arizona Charter Schools
               Project I), Series 2000A,
               6.625%, 7/01/20

        1,500 The Industrial Development     6/07 at 102         A    1,588,185
               Authority of the County
               of Maricopa, Arizona,
               Education Revenue Bonds
               (Horizon Community
               Learning Center Project),
               Series 2000, 6.350%,
               6/01/26

        1,000 Maricopa County Public         7/11 at 100       Aaa    1,067,090
               Finance Authority,
               Arizona, Lease Revenue
               Bonds, Series 2001,
               5.500%, 7/01/15

              City of Peoria Improvement
               District No. 8801,
               Arizona, North Valley
               Power Center Improvement
               Bonds:
          425  7.300%, 1/01/12               1/03 at 101      BBB+      447,495
          460  7.300%, 1/01/13               1/03 at 101      BBB+      483,869

          300 City of Phoenix, Arizona,      7/02 at 102        A+      312,447
               Junior Lien Street and
               Highway User Revenue
               Refunding Bonds, Series
               1992, 6.250%, 7/01/11

              Pinal County, Arizona,
               Certificates of
               Participation, Series
               1994:
          300  6.375%, 6/01/06               6/02 at 101        AA      309,525
          200  6.500%, 6/01/09               6/02 at 101        AA      206,476

        1,450 Puerto Rico Highway and        7/16 at 100         A    1,421,406
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.000%, 7/01/36

          315 Scottsdale Mountain            7/03 at 102         A      326,283
               Community Facilities
               District, Arizona,
               District General
               Obligation Bonds,
               Series 1993, 6.200%,
               7/01/17

          175 Business Development           7/02 at 102       AAA      182,261
               Finance Corporation,
               Tucson, Arizona, Local
               Development Lease Revenue
               Refunding Bonds, Series
               1992, 6.250%, 7/01/12

-------------------------------------------------------------------------------
              Transportation - 0.5%

          500 City of Phoenix, Arizona,      7/04 at 102       AAA      541,950
               Airport Revenue Bonds,
               Series 1994D, 6.400%,
               7/01/12 (Alternative
               Minimum Tax)


--------------------------------------------------------------------------------
8

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed - 17.2%

     $    300 Arizona Health Facilities      9/03 at 100       AAA $    319,977
               Authority, Hospital
               System Revenue Refunding
               Bonds (Phoenix Baptist
               Hospital and Medical
               Center, Inc. and Medical
               Environments, Inc.),
               Series 1992, 6.250%,
               9/01/11

          200 Arizona Municipal             No Opt. Call       AAA      243,370
               Financing Program,
               Certificates of
               Participation, Series 20,
               7.700%, 8/01/10

        1,000 Hospital District No. One      6/06 at 101   Baa1***    1,129,180
               of Maricopa County,
               Arizona, General
               Obligation Bonds, Series
               1996, 6.500%, 6/01/17
               (Pre-refunded to 6/01/06)

          305 Maricopa County, Arizona,     No Opt. Call       AAA      362,672
               Hospital Revenue Bonds,
               Series 1980 (St. Luke's
               Hospital Medical Center),
               8.750%, 2/01/10

        2,775 The Industrial Development    No Opt. Call       AAA    3,401,040
               Authority of the County
               of Maricopa, Arizona,
               Samaritan Health
               Services, Hospital System
               Revenue Refunding Bonds,
               Series 1990A, 7.000%,
               12/01/16

       12,050 The Industrial Development    No Opt. Call       AAA    5,919,442
               Authority of the County
               of Maricopa, Arizona,
               Single Family Mortgage
               Revenue Bonds, Series
               1984, 0.000%, 2/01/16

          380 Alhambra Elementary School     7/04 at 102       AAA      424,304
               District No. 68 of
               Maricopa County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994A, 6.750%, 7/01/14
               (Pre-refunded to 7/01/04)

        8,065 Tucson and Pima County        No Opt. Call       AAA    4,270,498
               Industrial Development
               Authorities, Arizona,
               Single Family Mortgage
               Revenue Bonds, Series
               1983A, 0.000%, 12/01/14

          500 City of Tucson, Arizona,       7/04 at 101       AAA      547,450
               General Obligation Bonds,
               Series 1984-G (1994),
               6.250%, 7/01/18 (Pre-
               refunded to 7/01/04)

          850 City of Tucson, Arizona,       7/04 at 100     AA***      925,387
               Certificates of
               Participation, Series
               1994, 6.375%, 7/01/09
               (Pre-refunded to 7/01/04)

           75 Business Development           7/02 at 102       AAA       78,359
               Finance Corporation,
               Tucson, Arizona, Local
               Development Lease Revenue
               Refunding Bonds, Series
               1992, 6.250%, 7/01/12
               (Pre-refunded to 7/01/02)

-------------------------------------------------------------------------------
              Utilities - 5.4%

            5 Central Arizona Water          5/02 at 101       AA-        5,125
               Conservation District,
               Contract Revenue Bonds
               (Central Arizona
               Project), Series B 1991,
               6.500%, 11/01/11

        2,000 Coconino County Pollution     10/06 at 102      BBB-    2,001,540
               Control Corporation,
               Arizona, Pollution
               Control Revenue Bonds
               (Nevada Power Company
               Project), Series 1996,
               6.375%, 10/01/36
               (Alternative Minimum Tax)

          500 Mohave County Industrial       2/02 at 100       BBB      500,080
               Development Authority,
               Arizona, Industrial
               Development Revenue Bonds
               (Citizens Utilities
               Company Project), Series
               1991B, 7.150%, 2/01/26
               (Alternative Minimum Tax)

          500 The Industrial Development    11/03 at 101       BBB      490,650
               Authority of the County
               of Mohave, Arizona,
               Industrial Development
               Revenue Bonds, 1994
               Series (Citizen Utilities
               Company Projects),
               6.600%, 5/01/29
               (Alternative Minimum Tax)

          180 The Industrial Development     1/02 at 103       AAA      186,295
               Authority of the County
               of Pima, Arizona,
               Industrial Development
               Lease Obligation
               Refunding Revenue Bonds,
               1988 Series A (Irvington
               Project), 7.250%, 7/15/10

              Salt River Project
              Agricultural Improvement
              and Power District,
              Arizona, Salt River
              Project Electric System
              Refunding Revenue Bonds,
              1993 Series A:
          500  5.750%, 1/01/10              No Opt. Call        AA      551,390
        1,000  5.500%, 1/01/19               1/03 at 100        AA    1,006,490

        1,000 The Industrial Development     6/07 at 101       BBB      831,190
               Authority of the County
               of Yavapai, Arizona,
               Industrial Development
               Revenue Bonds, 1998
               Series (Citizens
               Utilities Company
               Project), 5.450%, 6/01/33
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Water and Sewer - 5.2%

              City of Cottonwood,
               Arizona, Sewer Revenue
               Refunding Bonds, Series
               1992:
          500  6.900%, 7/01/03               7/02 at 101      BBB-      515,530
          100  7.000%, 7/01/06               7/02 at 101      BBB-      103,322
          100  7.000%, 7/01/07               7/02 at 101      BBB-      103,322

              City of Phoenix Civic
              Improvement Corporation,
              Arizona, Junior Lien
              Wastewater System Revenue
              Bonds, Series 2000:
        1,290  6.125%, 7/01/14               7/10 at 101       AAA    1,487,022
        1,000  6.250%, 7/01/17               7/10 at 101       AAA    1,161,700

        1,000 City of Phoenix Civic         No Opt. Call       AAA    1,072,470
               Improvement Corporation,
               Arizona, Water System
               Junior Lien Revenue
               Refunding Bonds, Series
               2001, 5.500%, 7/01/22


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Arizona Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings** Market Value
------------------------------------------------------------------------------
              Water and Sewer
              (continued)

     $    800 Sedona, Arizona, Sewer        7/04 at 101        A- $    870,533
               Revenue Refunding Bonds,
               Series 1992, 7.000%,
               7/01/12
------------------------------------------------------------------------------
     $107,495 Total Investments (cost                              101,290,301
               $95,594,576)  - 99.0%
------------------------------------------------------------------------------
------------
              Other Assets Less                                      1,019,146
               Liabilities - 1.0%
         ---------------------------------------------------------------------
              Net Assets - 100%                                   $102,309,447
         ---------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10

                 Portfolio of Investments (Unaudited)
                 Nuveen Colorado Municipal Bond Fund
                 November 30, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Consumer Staples - 2.3%

      $   945 The Children's Trust Fund,      7/10 at 100       Aa3 $   994,953
               Puerto Rico, Tobacco
               Settlement Asset-Backed
               Bonds, Series 2000,
               5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 5.0%

          500 Colorado Educational and       12/10 at 100        AA     540,190
               Cultural Facilities
               Authority, School Revenue
               Bonds (Ave Maria School
               Project), Series 2000,
               6.125%, 12/01/25

        1,500 Hyland Hills Park and          12/06 at 101       N/R   1,605,915
               Recreation District, Adams
               County, Colorado, Special
               Revenue Refunding and
               Improvement Bonds, Series
               1996A, 6.750%, 12/15/15

-------------------------------------------------------------------------------
              Healthcare - 18.2%

        1,000 Aspen Valley Hospital           4/10 at 100       N/R   1,061,090
               District, Pitkin County,
               Colorado, Revenue Bonds,
               Series 2000, 6.800%,
               10/15/24

          750 Colorado Health Facilities      9/08 at 100      Baa1     688,350
               Authority, Hospital
               Revenue Bonds (Parkview
               Medical Center, Inc.
               Project), Series 1998,
               5.300%, 9/01/25

        1,500 Colorado Health Facilities      9/09 at 101       N/R   1,390,605
               Authority, Revenue Bonds
               (Steamboat Springs Health
               Care Association Project),
               Series 1999, 5.700%,
               9/15/23

          500 Colorado Health Facilities     11/11 at 101      BBB+     526,875
               Authority, Hospital
               Revenue Bonds (PorterCare
               Adventist Health System
               Project), Series 2001,
               6.500%, 11/15/23

        1,000 Colorado Health Facilities      1/12 at 100       BBB     990,780
               Authority, Revenue Bonds
               (Vail Valley Medical
               Center Project), Series
               2001, 5.800%, 1/15/27

        1,750 City of Colorado Springs,      12/10 at 100        A-   1,841,368
               Colorado, Hospital Revenue
               Bonds, Series 2000,
               6.375%, 12/15/30

        1,000 Denver Health and Hospital     12/11 at 100      BBB+   1,057,110
               Authority, Colorado,
               Health Care Revenue Bonds,
               Series 2001A, 6.250%,
               12/01/16

          250 University of Colorado         11/11 at 100        A3     246,265
               Hospital Authority,
               Hospital Revenue Bonds,
               Series 2001A, 5.600%,
               11/15/25

-------------------------------------------------------------------------------
              Housing/Multifamily - 10.6%

        1,265 Boulder County, Colorado,       6/09 at 100       N/R   1,191,035
               Multifamily Housing
               Refunding and Improvement
               Revenue Bonds (Thistle
               Community Housing
               Project), Series 1999,
               6.375%, 6/01/29

          460 Colorado Housing and            4/05 at 102       AA+     479,605
               Finance Authority,
               Multifamily Housing
               Insured Mortgage Revenue
               Bonds, 1995 Series A,
               6.650%, 10/01/28
               (Alternative Minimum Tax)

        1,800 City of Englewood,             12/06 at 102      BBB+   1,862,982
               Colorado, Multifamily
               Housing Revenue Refunding
               Bonds (Marks Apartments
               Project), Series 1996,
               6.650%, 12/01/26

        1,000 City of Lakewood, Colorado,    10/05 at 102       AAA   1,049,030
               Multifamily Housing
               Mortgage Revenue Bonds
               (FHA-Insured Mortgage
               Loan - The Heights by
               Marston Lake Project),
               Series 1995, 6.650%,
               10/01/25 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               9.7%

          960 Colorado Housing and           10/09 at 105       Aa2   1,089,475
               Finance Authority, Single
               Family Program Bonds
               (Senior), 1999 Series C-3,
               6.750%, 10/01/21

        1,510 Colorado Housing and           10/09 at 105       Aa2   1,759,830
               Finance Authority, Single
               Family Program Bonds
               (Senior), 2000 Series A-2,
               7.450%, 10/01/16
               (Alternative Minimum Tax)

          950 Colorado Housing and            4/10 at 105        AA   1,075,581
               Finance Authority, Single
               Family Program Bonds
               (Senior), 2000 Series C-3,
               7.150%, 10/01/30

           80 Pueblo County, Colorado,        6/02 at 102       AA-      82,081
               Single Family Mortgage
               Revenue Bonds (GNMA and
               FNMA Mortgage-Backed
               Securities Program),
               Series 1994A, 6.850%,
               12/01/25

          170 Pueblo County, Colorado,       11/04 at 102       AAA     177,891
               Single Family Mortgage
               Revenue Refunding Bonds
               (GNMA and FNMA Mortgage-
               Backed Securities
               Program), Series 1994A,
               7.050%, 11/01/27

-------------------------------------------------------------------------------
              Long-Term Care - 8.8%

        1,000 Colorado Health Facilities      1/07 at 101       N/R   1,000,460
               Authority, First Mortgage
               Revenue Bonds (Christian
               Living Campus - Johnson
               Center Nursing Facility
               Refunding Project), Series
               1997A, 7.050%, 1/01/19


--------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Colorado Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Long-Term Care
              (continued)

      $ 2,500 Colorado Health                 9/09 at 102      Baa2 $ 2,494,850
               Facilities Authority,
               Health Facilities
               Revenue Bonds (National
               Benevolent
               Association - Village
               at Skyline Project),
               Series 1999A, 6.375%,
               9/01/29

          300 Colorado Health                 3/10 at 101      Baa2     313,659
               Facilities Authority,
               Health Facilities
               Revenue Bonds (National
               Benevolent
               Association - Village
               at Skyline Project),
               Series 2000C, 7.000%,
               3/01/24

-------------------------------------------------------------------------------
              Tax Obligation/General -
               5.5%

          450 Cherry Creek Vista Park        10/02 at 100       N/R     457,430
               and Recreation
               District, Colorado,
               General Obligation
               Refunding and
               Improvement Bonds,
               Series 1992B, 6.875%,
               10/01/11

          500 El Paso County School          No Opt. Call       Aa3     568,585
               District No. 38., Lewis
               Palmer, Colorado,
               General Obligation
               Bonds, Series 2001
               Refunding, 6.000%,
               12/01/21

          250 Pitkin County, Colorado,       12/04 at 102        A1     279,235
               General Obligation Open
               Space Refunding and
               Improvement Bonds,
               Series 1994, 6.875%,
               12/01/24

        1,000 Commonwealth of Puerto         No Opt. Call         A   1,068,880
               Rico, Public
               Improvement General
               Obligation Bonds of
               2002, Series A, 5.500%,
               7/01/29

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               16.3%

        1,000 Colorado Department of      6/10 at 100 1/2       AAA   1,117,460
               Transportation,
               Transportation Revenue
               Anticipation Notes,
               Series 2000, 6.000%,
               6/15/15

        1,250 Colorado Educational and        9/11 at 100      Baa3   1,295,888
               Cultural Facilities
               Authority, Charter
               School Revenue Bonds
               (Bromley East Charter
               School Project), Series
               2000A, 7.250%, 9/15/30

        1,000 Colorado Educational and       12/10 at 101       BBB   1,056,140
               Cultural Facilities
               Authority, Douglas
               County School District,
               Charter School Revenue
               Bonds (Academy Charter
               School Project), Series
               2000, 6.875%, 12/15/20

        1,000 Lakewood Public Building       12/10 at 100       AAA   1,029,660
               Authority, City of
               Lakewood, Colorado,
               Certificates of
               Participation,
               Series 2000, 5.400%,
               12/01/18

          600 Logan County Justice           12/11 at 100       AAA     585,198
               Center Finance
               Corporation, Logan
               County, Colorado,
               Certificates of
               Participation, Series
               2001, 5.000%, 12/01/26

        1,000 Puerto Rico Highway and         7/10 at 101         A   1,146,760
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B, 6.500%,
               7/01/27

          750 City of Woodland Park,         12/03 at 101        AA     804,000
               Colorado, Limited Sales
               Tax Refunding Bonds,
               Series 1994B, 6.400%,
               12/01/12

-------------------------------------------------------------------------------
              Transportation - 13.1%

          500 City and County of             10/02 at 102       BB-     332,410
               Denver, Colorado,
               Special Facilities
               Airport Revenue Bonds
               (United Air Lines, Inc.
               Project), Series 1992A,
               6.875%, 10/01/32
               (Alternative Minimum
               Tax)

        3,500 E-470 Public Highway       9/10 at 79 29/32       AAA   1,816,535
               Authority, Colorado,
               Senior Revenue Bonds,
               2000 Series B, 0.000%,
               9/01/14

          900 Eagle County Air                5/06 at 101       N/R     899,280
               Terminal Corporation,
               Colorado, Airport
               Terminal Project
               Revenue Bonds, Series
               1996, 7.500%, 5/01/21
               (Alternative Minimum
               Tax)

        1,270 Eagle County Air                5/11 at 101       N/R   1,215,466
               Terminal Corporation,
               Colorado, Airport
               Terminal Revenue Bonds,
               Series 2001, 7.000%,
               5/01/21

        1,000 Northwest Parkway Public        6/11 at 102       AAA   1,068,320
               Highway Authority,
               Colorado, Revenue Bonds
               (Senior), Series 2001A,
               5.500%, 6/15/15

        1,000 Northwest Parkway Public    6/11 at 49 5/16       AAA     286,850
               Highway Authority,
               Colorado, Revenue Bonds
               (Senior), Series 2001B,
               0.000%, 6/15/23

-------------------------------------------------------------------------------
              U.S. Guaranteed - 8.8%

        4,000 Arapahoe County,               No Opt. Call       AAA   2,709,560
               Colorado, Single Family
               Mortgage Revenue Bonds,
               Series 1984A, 0.000%,
               9/01/10

          900 City of Colorado               No Opt. Call       AAA   1,080,522
               Springs, Colorado,
               Utilities System
               Revenue Bonds, Series
               1978B, 6.600%, 11/15/18


--------------------------------------------------------------------------------
12

    Principal                            Optional Call                Market
 Amount (000) Description                  Provisions* Ratings**       Value
----------------------------------------------------------------------------
              Water and Sewer - 0.3%

      $   120 Colorado Water Resources    11/02 at 100       AAA $   124,532
               and Power Development
               Authority, Small Water
               Resources Revenue
               Bonds, 1992 Series A,
               6.700%, 11/01/12

----------------------------------------------------------------------------
      $44,680 Total Investments (cost                             42,462,691
               $40,629,614)  - 98.6%
----------------------------------------------------------------------------
------------
              Other Assets Less                                      589,329
               Liabilities - 1.4%
         -------------------------------------------------------------------
              Net Assets - 100%                                  $43,052,020
         -------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. N/R Investment is not rated.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen New Mexico Municipal Bond Fund
                 November 30, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Basic Materials - 1.8%

      $ 1,000 Lordsburg, New Mexico,          4/03 at 102      BBB- $   988,070
               Pollution Control Revenue
               Refunding Bonds (Phelps
               Dodge Corporation
               Project), Series 1993,
               6.500%, 4/01/13

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 14.9%

        1,500 New Mexico Educational          9/11 at 100        A2   1,500,060
               Assistance Foundation,
               Education Loan Bonds,
               First Subordinate
               Series 2001 B-1, 5.900%,
               9/01/31 (WI, settling
               12/03/01)

        1,600 New Mexico Educational          4/02 at 102       AAA   1,645,968
               Assistance Foundation,
               Student Loan Revenue
               Bonds, Series 1992A,
               6.850%,
                4/01/05 (Alternative
               Minimum Tax)

          330 New Mexico Educational         12/02 at 101       Aaa     341,032
               Assistance Foundation,
               Student Loan Revenue Bonds
               (Senior), 1992
               Series One-A,
               6.550%, 12/01/05
               (Alternative Minimum Tax)

           70 New Mexico Educational         12/02 at 101        A2      73,058
               Assistance Foundation,
               Student Loan Revenue
               Bonds, Subordinate 1992
               Series One-B,
               6.850%, 12/01/05
               (Alternative Minimum Tax)

          555 New Mexico Educational         No Opt. Call       Aaa     564,574
               Assistance Foundation,
               Student Loan Purchase
               Bonds (Senior), 1995
               Series IV-A1,
               6.500%, 3/01/04
               (Alternative Minimum Tax)

              City of Santa Fe
              Educational Facilities, New
              Mexico, Revenue Improvement
              and Refunding Revenue Bonds
              (College of Santa Fe
              Project), Series 1997:
          500  6.000%, 10/01/13              10/07 at 100      BBB-     517,965
          500  5.875%, 10/01/21              10/07 at 100      BBB-     500,930

          750 City of Santa Fe, New          10/07 at 100      BBB-     695,993
               Mexico, Educational
               Facilities Improvement
               Revenue Bonds (College of
               Santa Fe Project),
               Series 1998A,
               5.500%, 10/01/28

        2,000 Regents of the University      No Opt. Call        AA   2,240,100
               of New Mexico, System
               Revenue Refunding Bonds,
               Series 1992A,
               6.000%, 6/01/21

-------------------------------------------------------------------------------
              Healthcare - 10.7%

              New Mexico Hospital
              Equipment Loan Council,
              Hospital Revenue Bonds,
              Series 1998 (Memorial
              Medical Center, Inc.
              Project):
          235  5.375%, 6/01/18                6/08 at 101      Baa3     203,134
        3,000  5.500%, 6/01/28                6/08 at 101      Baa3   2,507,970

              New Mexico Hospital
              Equipment Loan Council,
              Hospital Revenue Bonds,
              Presbyterian Healthcare
              Services, Series 2001A:
        2,000  5.750%, 8/01/15                8/11 at 101        A1   2,108,320
        1,000  5.500%, 8/01/30                8/11 at 101        A1   1,001,920

-------------------------------------------------------------------------------
              Housing/Multifamily - 6.2%

        1,945 Bernalillo County, New          6/09 at 101       N/R   1,733,909
               Mexico, Multifamily
               Housing Refunding and
               Improvement Revenue Bonds,
               Series 1999 (El Centro
               Senior Housing Complex),
               5.850%, 6/15/29

          600 Bernalillo County, New          6/11 at 100       Aaa     599,466
               Mexico, Multifamily
               Housing Revenue Bonds
               (Vista Montana Apartments
               Project), Series 2001A,
               5.400%, 12/01/31

        1,000 Las Cruces Housing              4/02 at 102        A2   1,026,080
               Development Corporation,
               New Mexico, Multifamily
               Mortgage Revenue Refunding
               Bonds, Series 1993A,
               6.400%, 10/01/19

-------------------------------------------------------------------------------
              Housing/Single Family -
               21.9%

        1,705 New Mexico Mortgage Finance     7/06 at 102       AAA   1,763,345
               Authority, Single Family
               Mortgage Program Bonds,
               1996 Series D-1,
               6.250%, 7/01/22

        1,385 New Mexico Mortgage Finance     7/07 at 102       AAA   1,424,514
               Authority, Single Family
               Mortgage Program Bonds,
               1996 Series G-2,
               6.200%, 7/01/28
               (Alternative Minimum Tax)

        1,000 New Mexico Mortgage Finance     7/07 at 102       AAA   1,044,360
               Authority, Single Family
               Mortgage Bonds, 1996
               Series B-2,
               6.300%, 7/01/28
               (Alternative Minimum Tax)

        1,245 New Mexico Mortgage Finance     7/05 at 102       AAA   1,322,327
               Authority, Single Family
               Mortgage Program Bonds,
               1995 Series A,
               6.650%, 7/01/26
               (Alternative Minimum Tax)

          335 New Mexico Mortgage Finance     7/02 at 102       AAA     343,385
               Authority, Single Family
               Mortgage Purchase
               Refunding Senior Bonds,
               1992 Series A-2,
               6.900%, 7/01/24


--------------------------------------------------------------------------------
14

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Housing/Single Family
              (continued)

      $ 1,985 New Mexico Mortgage        11/09 at 101 1/2       AAA $ 2,244,062
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 2000
               Series B,
               7.000%, 9/01/31
               (Alternative Minimum
               Tax)

        2,285 New Mexico Mortgage         1/10 at 102 1/2       AAA   2,622,038
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 2000
               Series C-2,
               6.950%, 9/01/31
               (Alternative Minimum
               Tax)

        1,060 New Mexico Mortgage             9/09 at 100        A+   1,101,107
               Finance Authority,
               General Revenue Office
               Building Bonds, Series
               2000, 6.000%, 9/01/26

-------------------------------------------------------------------------------
              Long-Term Care - 1.0%

          500 Las Cruces, New Mexico,        12/02 at 102       AAA     524,955
               Health Facilities
               Revenue Refunding
               Bonds, Series 1992 (The
               Evangelical Lutheran
               Good Samaritan Society
               Project),
               6.450%, 12/01/17

           10 City of Socorro, New            5/04 at 102       AAA      10,817
               Mexico, Health
               Facilities Refunding
               Revenue Bonds (The
               Evangelical Lutheran
               Good Samaritan Society
               Project), Series 1994,
               6.000%, 5/01/08

-------------------------------------------------------------------------------
              Tax Obligation/General -
               2.9%

              Grants/Cibola County
              School District 1,
              Cibola County, New
              Mexico, General
              Obligation School
              Building Bonds, Series
              1994:
          480  6.250%, 5/01/08                5/04 at 100      Baa2     509,088
          510  6.250%, 5/01/09                5/04 at 100      Baa2     540,299

          500 Commonwealth of Puerto          7/11 at 100         A     510,680
               Rico, Public
               Improvement General
               Obligation Bonds of
               2002, Series A,
               5.375%, 7/01/28

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               21.1%

        1,880 City of Albuquerque, New       No Opt. Call       AAA   1,207,731
               Mexico, Gross
               Receipts/Lodgers Tax
               Refunding and
               Improvement Revenue
               Bonds, Series 1991B,
               0.000%, 7/01/11

        2,000 Bernalillo County, New         10/09 at 100        AA   2,014,540
               Mexico, Gross Receipts
               Tax Revenue Bonds,
               Series 1999, 5.250%,
               10/01/26

          250 Las Cruces, New Mexico,        12/02 at 101         A     261,355
               Gross Receipts Tax
               Revenue Refunding
               Bonds, Series 1992,
               6.250%, 12/01/05

        2,130 Puerto Rico Highway and         7/16 at 100         A   2,216,372
               Transportation
               Authority, Highway
               Revenue Bonds, Series Y
               of 1996,
               5.500%, 7/01/36

        1,000 Puerto Rico Highway and         7/10 at 101         A   1,146,760
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B,
               6.500%, 7/01/27

        4,000 Santa Fe County, New           No Opt. Call       AAA   4,583,920
               Mexico, Correctional
               System Revenue Bonds,
               Series 1997, 6.000%,
               2/01/27

-------------------------------------------------------------------------------
              Transportation - 1.5%

        1,000 Puerto Rico Ports               6/06 at 102        BB     825,210
               Authority, Special
               Facilities Revenue
               Bonds, 1996 Series A
               (American Airlines,
               Inc. Project),
               6.250%, 6/01/26
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 5.2%

        1,870 City of Albuquerque, New       No Opt. Call       AAA   1,214,902
               Mexico, Gross
               Receipts/Lodgers Tax
               Refunding and
               Improvement Revenue
               Bonds, Series 1991B,
               0.000%, 7/01/11

           90 Las Cruces, New Mexico,         7/02 at 102     A1***      94,199
               Joint Utility Refunding
               and Improvement Revenue
               Bonds, Series 1992,
               6.250%, 7/01/12

          375 Sandoval County, New           11/02 at 102   Baa1***     398,854
               Mexico, Gross Receipts
               Tax Revenue Refunding
               Bonds, Series 1992,
               6.900%,
               11/01/12 (Pre-refunded
               to 11/01/02)

          130 Sandoval County, New           12/02 at 102   Baa1***     138,199
               Mexico, Gross Receipts
               Tax Revenue Refunding
               Bonds, Series 1992A,
               6.500%, 12/01/06 (Pre-
               refunded to 12/01/02)

          500 County of Sandoval, New        11/05 at 101    N/R***     575,510
               Mexico, Gross Receipts
               Tax Revenue Bonds,
               Subordinate Series
               1994, 7.150%, 11/01/10
               (Pre-refunded to
               11/01/05)

          327 Santa Fe County, New           No Opt. Call       Aaa     412,121
               Mexico, Office and
               Training Facilities
               Project Revenue Bonds,
               Series 1990,
               9.000%, 7/01/07


--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen New Mexico Municipal Bond Fund (continued) November 30, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Utilities - 9.6%

      $   875 City of Farmington, New        12/02 at 102       AAA $   920,104
               Mexico, Pollution Control
               Revenue Refunding Bonds,
               1992 Series A (Public
               Service Company of New
               Mexico - San Juan and Four
               Corners Projects),
               6.375%, 12/15/22

        2,000 City of Farmington, New        10/09 at 102      BBB-   2,055,080
               Mexico, Pollution Control
               Revenue Bonds, Public
               Service Company of New
               Mexico, 1999 Series A,
               6.600%, 10/01/29
               (Alternative Minimum Tax)

        1,000 City of Las Cruces South        6/05 at 100        A3   1,030,960
               Central Solid Waste
               Authority, New Mexico,
               Environmental Services
               Gross Receipts Tax/Project
               Revenue Bonds,
               Series 1995,
               6.000%, 6/01/16

        1,000 Incorporated County of Los      7/04 at 102       AAA   1,076,060
               Alamos New Mexico, Utility
               System Revenue Bonds,
               Series 1994A,
               6.000%, 7/01/15

          135 Puerto Rico Electric Power      7/10 at 101       AAA     137,590
               Authority, Power Revenue
               Bonds, Series HH, 5.250%,
               7/01/29

-------------------------------------------------------------------------------
              Water and Sewer - 1.5%

        1,000 City of Albuquerque, New       No Opt. Call       AAA     798,460
               Mexico, Joint Water and
               Sewer System Revenue
               Bonds, Series 1990A,
               0.000%, 7/01/07

-------------------------------------------------------------------------------
      $53,147 Total Investments (cost                                53,317,453
               $51,207,175) - 98.3%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                         921,361
               Liabilities - 1.7%
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $54,238,814
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
16

                 Statement of Net Assets (Unaudited)
                 November 30, 2001


                                                Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at
 market value                              $101,290,301 $42,462,691 $53,317,453
Receivables:
 Interest                                     1,657,306     710,438     988,096
 Investments sold                             1,485,071       5,000   1,842,775
 Shares sold                                     31,391      27,497      27,248
Other assets                                         36          --          49
-------------------------------------------------------------------------------
  Total assets                              104,464,105  43,205,626  56,175,621
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                1,818,641       5,486     179,832
Payables:
 Investments purchased                               --          --   1,500,327
 Shares redeemed                                  2,500          --      85,513
Accrued expenses:
 Management fees                                 47,500      19,573      24,685
 12b-1 distribution and service fees             19,942      11,840      12,882
 Other                                           87,981      49,978      49,450
Dividends payable                               178,094      66,729      84,118
-------------------------------------------------------------------------------
  Total liabilities                           2,154,658     153,606   1,936,807
-------------------------------------------------------------------------------
Net assets                                 $102,309,447 $43,052,020 $54,238,814
-------------------------------------------------------------------------------
Class A Shares
Net assets                                 $ 70,149,017 $32,976,427 $46,494,577
Shares outstanding                            6,342,025   3,223,231   4,502,594
Net asset value and redemption price per
 share                                     $      11.06 $     10.23 $     10.33
Offering price per share (net asset value
 per share plus maximum sales charge of
 4.20% of offering price)                  $      11.54 $     10.68 $     10.78
-------------------------------------------------------------------------------
Class B Shares
Net assets                                 $  5,562,580 $ 6,135,982 $ 4,265,051
Shares outstanding                              503,644     598,988     413,041
Net asset value, offering and redemption
 price per share                           $      11.04 $     10.24 $     10.33
-------------------------------------------------------------------------------
Class C Shares
Net assets                                 $  6,388,150 $ 3,146,009 $ 2,942,260
Shares outstanding                              578,122     307,722     284,975
Net asset value, offering and redemption
 price per share                           $      11.05 $     10.22 $     10.32
-------------------------------------------------------------------------------
Class R Shares
Net assets                                 $ 20,209,700 $   793,602 $   536,926
Shares outstanding                            1,828,611      77,623      51,852
Net asset value, offering and redemption
 price per share                           $      11.05 $     10.22 $     10.35
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
17

                 Statement of Operations (Unaudited)
                 Six Months Ended November 30, 2001


                                               Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------
Investment Income                           $2,977,798  $1,286,142  $1,549,794
-------------------------------------------------------------------------------
Expenses
Management fees                                285,460     117,008     149,226
12b-1 service fees - Class A                    72,514      33,035      46,951
12b-1 distribution and service fees -
  Class B                                       24,699      27,460      19,388
12b-1 distribution and service fees -
  Class C                                       22,275      11,073      10,109
Shareholders' servicing agent fees and
 expenses                                       39,984      16,206      17,161
Custodian's fees and expenses                   29,602      22,471      22,154
Trustees' fees and expenses                      2,133         627         752
Professional fees                                5,376       5,641       5,120
Shareholders' reports - printing and
 mailing expenses                               15,985       7,740       8,539
Federal and state registration fees              6,269       2,507       3,559
Other expenses                                   2,394       1,081       1,419
-------------------------------------------------------------------------------
Total expenses before custodian fee credit     506,691     244,849     284,378
 Custodian fee credit                           (5,025)     (4,033)     (2,865)
-------------------------------------------------------------------------------
Net expenses                                   501,666     240,816     281,513
-------------------------------------------------------------------------------
Net investment income                        2,476,132   1,045,326   1,268,281
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investment
 transactions                                  338,324     (95,434)    241,712
Net change in unrealized appreciation or
 depreciation of investments                 1,705,943     958,635     216,491
-------------------------------------------------------------------------------
Net gain from investments                    2,044,267     863,201     458,203
-------------------------------------------------------------------------------
Net increase in net assets from operations  $4,520,399  $1,908,527  $1,726,484
-------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18

                 Statement of Changes in Net Assets (Unaudited)


                                     Arizona                        Colorado                      New Mexico
                          ------------------------------  -----------------------------  -----------------------------
                          Six Months Ended    Year Ended  Six Months Ended   Year Ended  Six Months Ended   Year Ended
                                  11/30/01       5/31/01          11/30/01      5/31/01          11/30/01      5/31/01
-----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income         $  2,476,132  $  4,961,575       $ 1,045,326  $ 2,149,695       $ 1,268,281  $ 2,514,200
Net realized gain (loss)
 from investment
 transactions                      338,324       401,786           (95,434)     461,967           241,712      (14,342)
Net change in unrealized
 appreciation or
 depreciation of
 investments                     1,705,943     5,051,455           958,635    1,688,898           216,491    2,954,115
-----------------------------------------------------------------------------------------------------------------------
Net increase in net
 assets from operations          4,520,399    10,414,816         1,908,527    4,300,560         1,726,484    5,453,973
-----------------------------------------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                        (1,740,297)   (3,412,041)         (836,635)  (1,681,771)       (1,095,865)  (2,211,944)
 Class B                          (106,421)     (167,942)         (125,911)    (209,253)          (78,937)    (121,396)
 Class C                          (125,966)     (251,977)          (67,363)    (133,645)          (55,091)     (99,084)
 Class R                          (504,325)     (992,302)          (20,578)     (62,752)          (12,942)     (24,240)
-----------------------------------------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (2,477,009)   (4,824,262)       (1,050,487)  (2,087,421)       (1,242,835)  (2,456,664)
-----------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                       6,511,189    12,078,773         2,933,282    5,165,375         4,299,983    4,852,934
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                   1,022,963     1,970,606           402,659      783,727           483,797      940,007
-----------------------------------------------------------------------------------------------------------------------
                                 7,534,152    14,049,379         3,335,941    5,949,102         4,783,780    5,792,941
Cost of shares redeemed         (7,553,347)  (16,912,857)       (2,106,351)  (8,633,180)       (3,695,601)  (7,389,863)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions                (19,195)   (2,863,478)        1,229,590   (2,684,078)        1,088,179   (1,596,922)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                   2,024,195     2,727,076         2,087,630     (470,939)        1,571,828    1,400,387
Net assets at the
 beginning of period           100,285,252    97,558,176        40,964,390   41,435,329        52,666,986   51,266,599
-----------------------------------------------------------------------------------------------------------------------
Net assets at the end of
 period                      $ 102,309,447  $100,285,252       $43,052,020  $40,964,390       $54,238,814  $52,666,986
-----------------------------------------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income
 at the end of period        $     104,318  $    100,797       $    16,447  $    21,608       $    16,107  $    (9,657)
-----------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
19

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Arizona Municipal Bond Fund ("Arizona"), the Nuveen Colo-rado Municipal Bond Fund ("Colorado") and the Nuveen New Mexico Municipal Bond Fund ("New Mexico") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2001, New Mexico had an outstanding when-issued purchase commitment of $1,500,327. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to shareholders of the Funds.


-------------------------------------------------------------------------------
20

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset value of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation, based on securities held by the Funds on June 1, 2001 as follows:

     Arizona Colorado New Mexico
--------------------------------
      $4,398     $--        $318
--------------------------------

The effect of this change for the six months ended November 30, 2001, was to increase net investment income with a corresponding decrease in net unrealized appreciation as follows:

     Arizona Colorado New Mexico
--------------------------------
      $1,589     $--        $780
--------------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

-------------------------------------------------------------------------------
21

2. Fund Shares

Transactions in Fund shares were as follows:

                                                 Arizona
                               -----------------------------------------------
                                 Six Months Ended           Year Ended
                                     11/30/01                 5/31/01
                               ---------------------  ------------------------
                                 Shares       Amount      Shares        Amount
-------------------------------------------------------------------------------
Shares sold:
 Class A                        258,746  $ 2,855,978     851,247  $  9,258,306
 Class B                        143,273    1,580,633     154,599     1,645,642
 Class C                         97,670    1,086,219      65,162       696,706
 Class R                         89,043      988,359      44,551       478,119
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                         56,741      627,262     111,799     1,196,824
 Class B                          2,843       31,420       4,830        51,735
 Class C                          5,411       59,698      11,847       126,918
 Class R                         27,559      304,583      55,615       595,129
-------------------------------------------------------------------------------
                                681,286    7,534,152   1,299,650    14,049,379
-------------------------------------------------------------------------------
Shares redeemed:
 Class A                       (489,734)  (5,422,252) (1,237,376)  (13,278,899)
 Class B                        (53,165)    (589,270)   (108,496)   (1,149,297)
 Class C                        (61,304)    (677,196)    (57,595)     (617,453)
 Class R                        (77,680)    (864,629)   (174,095)   (1,867,208)
-------------------------------------------------------------------------------
                               (681,883)  (7,553,347) (1,577,562)  (16,912,857)
-------------------------------------------------------------------------------
Net increase (decrease)            (597) $   (19,195)   (277,912) $ (2,863,478)
-------------------------------------------------------------------------------

                                                Colorado
                               ----------------------------------------------
                                 Six Months Ended           Year Ended
                                     11/30/01                 5/31/01
                               ----------------------  ----------------------
                                  Shares       Amount     Shares       Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                         139,273  $ 1,422,214    259,908  $ 2,581,180
 Class B                         103,415    1,056,099    124,036    1,228,779
 Class C                          43,102      440,644     85,046      849,243
 Class R                           1,385       14,325     51,491      506,173
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                          28,281      289,255     58,094      573,931
 Class B                           6,601       67,686     10,590      104,892
 Class C                           2,780       28,432      4,905       48,462
 Class R                           1,690       17,286      5,712       56,442
------------------------------------------------------------------------------
                                 326,527    3,335,941    599,782    5,949,102
------------------------------------------------------------------------------
Shares redeemed:
 Class A                        (168,612)  (1,720,345)  (509,355)  (5,041,734)
 Class B                            (958)      (9,922)  (121,110)  (1,196,611)
 Class C                         (37,278)    (376,084)  (118,685)  (1,169,951)
 Class R                              --           --   (123,978)  (1,224,884)
------------------------------------------------------------------------------
                                (206,848)  (2,106,351)  (873,128)  (8,633,180)
------------------------------------------------------------------------------
Net increase (decrease)          119,679  $ 1,229,590   (273,346) $(2,684,078)
------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

                                               New Mexico
                               ---------------------------------------------
                                 Six Months Ended           Year Ended
                                     11/30/01                5/31/01
                               ----------------------  ---------------------
                                 Shares        Amount    Shares       Amount
-----------------------------------------------------------------------------
Shares sold:
 Class A                        258,056  $  2,673,260   366,189  $ 3,710,657
 Class B                         96,125       998,297    78,649      797,573
 Class C                         60,653       628,426    28,338      284,376
 Class R                             --            --     5,969       60,328
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                         40,331       418,608    81,990      824,400
 Class B                          3,559        36,949     6,070       61,052
 Class C                          1,533        15,907     3,152       31,679
 Class R                          1,185        12,333     2,268       22,876
-----------------------------------------------------------------------------
                                461,442     4,783,780   572,625    5,792,941
-----------------------------------------------------------------------------
Shares redeemed:
 Class A                       (325,341)   (3,388,018) (660,880)  (6,634,039)
 Class B                        (18,185)     (188,960)  (34,532)    (350,873)
 Class C                        (11,395)     (118,623)  (37,770)    (379,970)
 Class R                             --            --    (2,442)     (24,981)
-----------------------------------------------------------------------------
                               (354,921)   (3,695,601) (735,624)  (7,389,863)
-----------------------------------------------------------------------------
Net increase (decrease)         106,521  $  1,088,179  (162,999) $(1,596,922)
-----------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2001, to shareholders of record on De-cember 7, 2001, as follows:

                     Arizona Colorado New Mexico
------------------------------------------------
Dividend per share:
 Class A              $.0445   $.0435     $.0405
 Class B               .0375    .0375      .0340
 Class C               .0395    .0390      .0355
 Class R               .0465    .0455      .0420
------------------------------------------------

Arizona also declared a capital gains distribution of $.0453 per share which was paid on December 5, 2001, to shareholders of record on December 3, 2001.

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended No-vember 30, 2001, were as follows:

                                     Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------
Purchases:
 Long-term municipal securities  $10,119,270  $8,254,805  $7,147,400
 Short-term municipal securities   2,500,000          --          --
Sales and maturities:
 Long-term municipal securities    7,878,549   6,613,500   6,207,048
 Short-term municipal securities   2,500,000          --          --
-------------------------------------------------------------------------------

At November 30, 2001, the cost of investments owned for federal income tax pur-poses were as follows:

                                     Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------
                                 $95,588,589 $40,629,614 $51,209,361
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
23

At May 31, 2001, the Funds' last fiscal year end, the following Funds had un-used capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                  Colorado New Mexico
-------------------------------------
Expiration Year:
 2003             $     -- $  296,633
 2004                   --    290,586
 2005                   --         --
 2006                   --         --
 2007                   --         --
 2008              470,202    411,479
 2009              374,551    338,997
-------------------------------------
Total             $844,753 $1,337,695
-------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at November 30, 2001, were as follows:

                                Arizona    Colorado  New Mexico
----------------------------------------------------------------
Gross unrealized:
 appreciation                $6,438,862  $2,213,045  $2,918,703
 depreciation                  (737,150)   (379,968)   (810,611)
----------------------------------------------------------------
Net unrealized appreciation  $5,701,712  $1,833,077  $2,108,092
----------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2001, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                            Arizona Colorado New Mexico
-------------------------------------------------------
Sales charges collected     $47,024  $20,739    $38,810
Paid to authorized dealers   40,290   20,319     33,205
-------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

-------------------------------------------------------------------------------
24

During the six months ended November 30, 2001, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                     Arizona Colorado New Mexico
------------------------------------------------
Commission advances  $65,966  $47,754    $47,123
------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2001, the Distributor retained such 12b-1 fees as follows:

                     Arizona Colorado New Mexico
------------------------------------------------
12b-1 fees retained  $24,216  $26,724    $18,312
------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2001, as follows:

               Arizona Colorado New Mexico
------------------------------------------
CDSC retained  $11,908     $271     $5,207
------------------------------------------

7. Composition of Net Assets

At November 30, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                           Arizona    Colorado   New Mexico
----------------------------------------------------------------------------
Capital paid-in                       $ 95,917,070 $42,142,683  $53,211,697
Undistributed net investment income        104,318      16,447       16,107
Accumulated net realized gain (loss)
 from investment transactions              592,334    (940,187)  (1,099,268)
Net unrealized appreciation of
 investments                             5,695,725   1,833,077    2,110,278
----------------------------------------------------------------------------
Net assets                            $102,309,447 $43,052,020  $54,238,814
----------------------------------------------------------------------------

-------------------------------------------------------------------------------
25

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
ARIZONA
                                                        From
                                         Net          and in
                                   Realized/          Excess
                              Net Unrealized          of Net                  Ending
                Beginning Invest-    Invest-         Invest-                     Net
Year Ended      Net Asset    ment  ment Gain            ment  Capital          Asset      Total
May 31,             Value  Income     (Loss)  Total   Income    Gains  Total   Value Return (a)
------------------------------------------------------------------------------------------------
Class A (10/86)
 2002(e)           $10.84    $.27      $ .22  $ .49    $(.27)   $  --  $(.27) $11.06       4.50%
 2001               10.24     .54        .58   1.12     (.52)      --   (.52)  10.84      11.12
 2000               11.25     .52       (.94)  (.42)    (.52)    (.07)  (.59)  10.24      (3.75)
 1999               11.40     .53       (.09)   .44     (.54)    (.05)  (.59)  11.25       3.87
 1998               10.94     .55        .48   1.03     (.55)    (.02)  (.57)  11.40       9.56
 1997               10.73     .56        .27    .83     (.56)    (.06)  (.62)  10.94       7.85
Class B (2/97)
 2002(e)            10.83     .22        .22    .44     (.23)      --   (.23)  11.04       4.14
 2001               10.23     .46        .59   1.05     (.45)      --   (.45)  10.83      10.33
 2000               11.24     .44       (.94)  (.50)    (.44)    (.07)  (.51)  10.23      (4.48)
 1999               11.39     .45       (.10)   .35     (.45)    (.05)  (.50)  11.24       3.12
 1998               10.94     .47        .47    .94     (.47)    (.02)  (.49)  11.39       8.67
 1997(d)            10.92     .16        .02    .18     (.16)      --   (.16)  10.94       1.64
Class C (2/94)
 2002(e)            10.83     .24        .22    .46     (.24)      --   (.24)  11.05       4.22
 2001               10.23     .48        .59   1.07     (.47)      --   (.47)  10.83      10.56
 2000               11.24     .46       (.94)  (.48)    (.46)    (.07)  (.53)  10.23      (4.28)
 1999               11.39     .47       (.09)   .38     (.48)    (.05)  (.53)  11.24       3.33
 1998               10.94     .49        .47    .96     (.49)    (.02)  (.51)  11.39       8.89
 1997               10.73     .50        .27    .77     (.50)    (.06)  (.56)  10.94       7.28
Class R (2/97)
 2002(e)            10.83     .28        .22    .50     (.28)      --   (.28)  11.05       4.62
 2001               10.24     .56        .58   1.14     (.55)      --   (.55)  10.83      11.27
 2000               11.25     .54       (.94)  (.40)    (.54)    (.07)  (.61)  10.24      (3.53)
 1999               11.40     .56       (.10)   .46     (.56)    (.05)  (.61)  11.25       4.09
 1998               10.94     .57        .48   1.05     (.57)    (.02)  (.59)  11.40       9.79
 1997(d)            10.92     .19        .02    .21     (.19)      --   (.19)  10.94       1.96
--------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                      Ratios/Supplemental Data
                -------------------------------------------------------------------------
                              Before Credit/           After            After Credit/
                              Reimbursement      Reimbursement(b)     Reimbursement(c)
ARIZONA                   -------------------- -------------------- --------------------
                                         Ratio                Ratio                Ratio
                                        of Net               of Net               of Net
                                       Invest-              Invest-              Invest-
                            Ratio of      ment   Ratio of      ment   Ratio of      ment
                            Expenses    Income   Expenses    Income   Expenses    Income
                  Ending          to        to         to        to         to        to
                     Net     Average   Average    Average   Average    Average   Average   Portfolio
Year Ended        Assets         Net       Net        Net       Net        Net       Net    Turnover
May 31,            (000)      Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------
Class A (10/86)
 2002(e)         $70,149         .95%*    4.79%*      .95%*    4.79%*      .94%*    4.80%*         8%
 2001             70,642         .95      5.02        .95      5.02        .94      5.03          21
 2000             69,512        1.10      4.85       1.06      4.89       1.06      4.90          41
 1999             86,452         .93      4.57        .84      4.67        .84      4.67          16
 1998             85,922         .93      4.77        .83      4.87        .83      4.87          16
 1997             82,567        1.05      4.91        .83      5.13        .83      5.13          25
Class B (2/97)
 2002(e)           5,563        1.70*     4.04*      1.70*     4.04*      1.69*     4.05*          8
 2001              4,447        1.70      4.27       1.70      4.27       1.69      4.28          21
 2000              3,680        1.85      4.11       1.82      4.14       1.81      4.15          41
 1999              4,180        1.69      3.84       1.58      3.95       1.58      3.95          16
 1998              1,620        1.68      3.98       1.51      4.15       1.51      4.15          16
 1997(d)             347        1.67*     4.38*      1.62*     4.43*      1.62*     4.43*         25
Class C (2/94)
 2002(e)           6,388        1.50*     4.24*      1.50*     4.24*      1.49*     4.25*          8
 2001              5,809        1.50      4.47       1.50      4.47       1.49      4.48          21
 2000              5,290        1.65      4.31       1.61      4.34       1.60      4.35          41
 1999              6,426        1.48      4.03       1.39      4.12       1.39      4.12          16
 1998              6,328        1.48      4.20       1.35      4.33       1.35      4.33          16
 1997              3,189        1.59      4.37       1.38      4.58       1.38      4.58          25
Class R (2/97)
 2002(e)          20,210         .75*     4.99*       .75*     4.99*       .74*     5.00*          8
 2001             19,388         .75      5.22        .75      5.22        .74      5.23          21
 2000             19,076         .91      5.06        .87      5.09        .87      5.10          41
 1999             21,534         .73      4.78        .64      4.87        .63      4.87          16
 1998             20,504         .73      4.97        .63      5.07        .63      5.07          16
 1997(d)          19,031         .73*     5.32*       .67*     5.38*       .67*     5.38*         25
-----------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.


                                See accompanying notes to financial statements.

-----
26

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
COLORADO
                                                        From
                                         Net          and in
                                   Realized/          Excess
                Beginning     Net Unrealized          of Net                  Ending
                      Net Invest-    Invest-         Invest-                     Net
Year Ended May      Asset    ment  ment Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
-----------------------------------------------------------------------------------------------------
Class A (5/87)
 2002(e)           $10.02    $.26     $  .21  $ .47    $(.26)   $  --  $(.26) $10.23      4.71%
 2001                9.50     .52        .51   1.03     (.51)      --   (.51)  10.02     11.00
 2000               10.68     .49      (1.14)  (.65)    (.50)    (.03)  (.53)   9.50     (6.18)
 1999               10.81     .50       (.10)   .40     (.50)    (.03)  (.53)  10.68      3.76
 1998               10.15     .52        .66   1.18     (.52)      --   (.52)  10.81     11.85
 1997                9.79     .53        .35    .88     (.52)      --   (.52)  10.15      9.22
Class B (2/97)
 2002(e)            10.03     .22        .21    .43     (.22)      --   (.22)  10.24      4.34
 2001                9.52     .45        .50    .95     (.44)      --   (.44)  10.03     10.07
 2000               10.70     .42      (1.15)  (.73)    (.42)    (.03)  (.45)   9.52     (6.88)
 1999               10.82     .42       (.08)   .34     (.43)    (.03)  (.46)  10.70      3.11
 1998               10.16     .43        .68   1.11     (.45)      --   (.45)  10.82     11.03
 1997(d)            10.21     .12       (.06)   .06     (.11)      --   (.11)  10.16       .61
Class C (2/97)
 2002(e)            10.01     .23        .21    .44     (.23)      --   (.23)  10.22      4.44
 2001                9.49     .47        .50    .97     (.45)      --   (.45)  10.01     10.41
 2000               10.67     .43      (1.14)  (.71)    (.44)    (.03)  (.47)   9.49     (6.73)
 1999               10.80     .44       (.10)   .34     (.44)    (.03)  (.47)  10.67      3.19
 1998               10.15     .46        .66   1.12     (.47)      --   (.47)  10.80     11.17
 1997(d)            10.13     .16        .02    .18     (.16)      --   (.16)  10.15      1.75
Class R (2/97)
 2002(e)            10.01     .27        .21    .48     (.27)      --   (.27)  10.22      4.82
 2001                9.50     .54        .50   1.04     (.53)      --   (.53)  10.01     11.10
 2000               10.69     .51      (1.15)  (.64)    (.52)    (.03)  (.55)   9.50     (6.08)
 1999               10.81     .52       (.08)   .44     (.53)    (.03)  (.56)  10.69      4.08
 1998               10.16     .54        .66   1.20     (.55)      --   (.55)  10.81     11.98
 1997(d)            10.21     .15       (.06)   .09     (.14)      --   (.14)  10.16       .85
-----------------------------------------------------------------------------------------------------

Class (Inception Date)
                                      Ratios/Supplemental Data
                ---------------------------------------------------------------------------------
                         Before Credit/           After            After Credit/
                         Reimbursement       Reimbursement(b)     Reimbursement(c)
COLORADO                -------------------- -------------------- --------------------
                                     Ratio                Ratio                Ratio
                                    of Net               of Net               of Net
                                   Invest-              Invest-              Invest-
                        Ratio of      ment   Ratio of      ment   Ratio of      ment
                        Expenses    Income   Expenses    Income   Expenses    Income
                 Ending       to        to         to        to         to        to
                    Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended May   Assets      Net       Net        Net       Net        Net       Net    Turnover
31,               (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------
Class A (5/87)
 2002(e)        $32,976     1.01%*    5.03%*     1.01%*    5.03%*     1.00%*    5.05%*        16%
 2001            32,306     1.00      5.28       1.00      5.28        .99      5.29          33
 2000            32,448     1.26      4.94       1.26      4.94       1.25      4.95          54
 1999            39,189     1.03      4.54        .96      4.61        .96      4.62          23
 1998            37,285     1.01      4.83       1.00      4.84       1.00      4.84          19
 1997            31,229     1.18      4.87        .74      5.31        .74      5.31          27
Class B (2/97)
 2002(e)          6,136     1.76*     4.28*      1.76*     4.28*      1.74*     4.29*         16
 2001             4,916     1.75      4.53       1.75      4.53       1.74      4.54          33
 2000             4,533     2.04      4.19       2.04      4.19       2.03      4.20          54
 1999             4,424     1.78      3.80       1.68      3.90       1.68      3.91          23
 1998             1,661     1.76      4.05       1.75      4.06       1.75      4.06          19
 1997(d)            444     1.78*     4.35*      1.53*     4.60*      1.53*     4.60*         27
Class C (2/97)
 2002(e)          3,146     1.56*     4.48*      1.56*     4.48*      1.55*     4.50*         16
 2001             2,995     1.55      4.73       1.55      4.73       1.54      4.74          33
 2000             3,113     1.89      4.38       1.89      4.38       1.88      4.39          54
 1999             2,464     1.58      4.00       1.49      4.10       1.49      4.10          23
 1998               875     1.56      4.24       1.55      4.25       1.55      4.25          19
 1997(d)            103     1.58*     4.67*      1.31*     4.94*      1.31*     4.94*         27
Class R (2/97)
 2002(e)            794      .81*     5.23*       .81*     5.23*       .80*     5.25*         16
 2001               746      .81      5.47        .81      5.47        .80      5.48          33
 2000             1,342     1.11      5.16       1.11      5.16       1.10      5.17          54
 1999               864      .83      4.74        .76      4.81        .75      4.82          23
 1998               750      .81      5.02        .80      5.03        .80      5.03          19
 1997(d)            413      .83*     5.35*       .58*     5.60*       .58*     5.60*         27
-----------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.



                                See accompanying notes to financial statements.

-----
27

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations     Less Distributions
                      ------------------------  ---------------------
NEW MEXICO
                                     Net           From
                               Realized/         and in
                              Unrealized         Excess
            Beginning     Net    Invest-         of Net                Ending            Ending
                  Net Invest-       ment        Invest-                   Net               Net
Year Ended      Asset    ment       Gain           ment Capital         Asset     Total  Assets
May 31,         Value  Income     (Loss) Total   Income   Gains Total   Value Return(a)   (000)
-----------------------------------------------------------------------------------------------
Class A (9/92)
 2002(e)     $10.23    $.25     $ .09    $ .34   $(.24) $  --   $(.24) $10.33    3.36%  $46,495
 2001          9.66     .50       .56     1.06    (.49)    --    (.49)  10.23   11.11    46,358
 2000         10.58     .47      (.90)    (.43)   (.49)    --    (.49)   9.66   (4.09)   45,795
 1999         10.67     .49      (.09)     .40    (.49)    --    (.49)  10.58    3.74    56,315
 1998         10.16     .50       .51     1.01    (.50)    --    (.50)  10.67   10.17    54,959
 1997          9.81     .51       .35      .86    (.51)    --    (.51)  10.16    8.90    50,807
Class B (2/97)
 2002(e)      10.23     .21       .09      .30    (.20)    --    (.20)  10.33    2.98     4,265
 2001          9.66     .42       .56      .98    (.41)    --    (.41)  10.23   10.26     3,393
 2000         10.57     .40      (.90)    (.50)   (.41)    --    (.41)   9.66   (4.75)    2,717
 1999         10.67     .41      (.10)     .31    (.41)    --    (.41)  10.57    2.89     2,721
 1998         10.15     .43       .52      .95    (.43)    --    (.43)  10.67    9.46     1,408
 1997(d)      10.24     .12      (.10)     .02    (.11)    --    (.11)  10.15     .18       657
Class C (2/97)
 2002(e)      10.23     .22       .08      .30    (.21)    --    (.21)  10.32    2.97     2,942
 2001          9.65     .44       .57     1.01    (.43)    --    (.43)  10.23   10.61     2,396
 2000         10.58     .42      (.92)    (.50)   (.43)    --    (.43)   9.65   (4.71)    2,321
 1999         10.67     .43      (.09)     .34    (.43)    --    (.43)  10.58    3.22     2,393
 1998         10.16     .45       .51      .96    (.45)    --    (.45)  10.67    9.60     1,487
 1997(d)      10.23     .12      (.08)     .04    (.11)    --    (.11)  10.16     .43       155
Class R (2/97)
 2002(e)      10.26     .26       .08      .34    (.25)    --    (.25)  10.35    3.44       537
 2001          9.68     .52       .56     1.08    (.50)    --    (.50)  10.26   11.39       520
 2000         10.60     .49      (.90)    (.41)   (.51)    --    (.51)   9.68   (3.89)      434
 1999         10.70     .51      (.10)     .41    (.51)    --    (.51)  10.60    3.86       479
 1998         10.17     .53       .53     1.06    (.53)    --    (.53)  10.70   10.59       466
 1997(d)      10.23     .14      (.07)     .07    (.13)    --    (.13)  10.17     .71       362
-----------------------------------------------------------------------------------------------
Class (Inception Date)
                          Ratios/Supplemental Data
            ---------------------------------------------------------------
             Before Credit/        After         After Credit/
             Reimbursement    Reimbursement(b)  Reimbursement(c)
NEW MEXICO  ----------------- ----------------- -----------------
                       Ratio             Ratio             Ratio
                          of                of                of
                         Net               Net               Net
                     Invest-           Invest-           Invest-
            Ratio of    ment  Ratio of    ment  Ratio of    ment
            Expenses  Income  Expenses  Income  Expenses  Income
                  to      to        to      to        to      to
             Average Average   Average Average   Average Average  Portfolio
Year Ended       Net     Net       Net     Net       Net     Net   Turnover
May 31,       Assets  Assets    Assets  Assets    Assets  Assets       Rate
-----------------------------------------------------------------------------------------------
Class A (9/92)
 2002(e)       .97%*  4.75%*     .97%*  4.75%*     .96%*  4.76%*      12%
 2001          .99    4.92       .99    4.92       .97    4.93        10
 2000         1.19    4.73      1.19    4.73      1.19    4.74        24
 1999          .97    4.52       .91    4.58       .90    4.58        14
 1998          .93    4.65       .79    4.79       .79    4.79        13
 1997         1.08    4.76       .77    5.07       .77    5.07        43
Class B (2/97)
 2002(e)      1.72*   4.00*     1.72*   4.00*     1.71*   4.01*       12
 2001         1.73    4.17      1.73    4.17      1.72    4.18        10
 2000         1.97    3.98      1.97    3.98      1.96    3.98        24
 1999         1.72    3.77      1.67    3.82      1.67    3.83        14
 1998         1.68    3.88      1.53    4.03      1.53    4.03        13
 1997(d)      1.68*   4.05*     1.54*   4.19*     1.54*   4.19*       43
Class C (2/97)
 2002(e)      1.51*   4.19*     1.51*   4.19*     1.50*   4.20*       12
 2001         1.54    4.37      1.54    4.37      1.52    4.38        10
 2000         1.76    4.18      1.76    4.18      1.75    4.18        24
 1999         1.52    3.97      1.47    4.03      1.46    4.03        14
 1998         1.48    4.06      1.31    4.23      1.31    4.23        13
 1997(d)      1.48*   4.26*     1.34*   4.40*     1.34*   4.40*       43
Class R (2/97)
 2002(e)       .77*   4.95*      .77*   4.95*      .76*   4.96*       12
 2001          .79    5.12       .79    5.12       .77    5.13        10
 2000         1.01    4.91      1.01    4.91      1.00    4.91        24
 1999          .77    4.72       .71    4.78       .70    4.78        14
 1998          .73    4.86       .58    5.01       .58    5.01        13
 1997(d)       .73*   5.04*      .59*   5.18*      .59*   5.18*       43
-----------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
28

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787


NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.



-----
29

Serving Investors For Generations
--------------------------------------------------------------------------------

A 100-Year Tradition of Quality Investments

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.



NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

NUVEEN Investments

Nuveen Municipal Bond Fund

Semiannual Report dated November 30, 2001



      Dependable, tax-free income to help you keep more of what you earn.



                             [PHOTOS APPEAR HERE]


                                              Nuveen Florida Municipal Bond Fund

Less mail more freedom with online fund reports

There is a new way to receive your Nuveen Fund updates faster than ever. Nuveen now can link you with electronic versions of the important financial information we send you by regular mail.

By registering for online access via the internet, you will be able to view and save the Fund information you currently receive in the mail. This information can be stored on your computer and retrieved any time. In addition, you can select only the specific pages you want to view or print.

With this new service, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report - all you have to do is click your computer mouse on the internet address provided. You'll be saving time, as well as saving your Fund paper, printing and distribution expenses.

Registering for electronic access is easy and only takes a few minutes. (see below)

The e-mail address you provide is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

Sign up today -- here's what you need to do...


If your Nuveen Fund dividends are
PAID TO YOUR BROKERAGE ACCOUNT,
follow the steps outlined below:

1.  Go to www.investordelivery.com

2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address sheet.

3. You'll be taken to a page with several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address
    (yourID@providerID.com), and a personal, 4-digit PIN of your choice. (Pick a number that's easy to remember.)

4. Click Submit. Confirm the information you just entered is correct, then click Submit again.

5. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6. Use this same process if you need to change your registration information or cancel internet viewing.


If your Nuveen Fund dividends
COME DIRECTLY TO YOU FROM NUVEEN,
follow the steps outlined below:

1.  Go to www.nuveen.com

2. Select the Access Account tab. Select the E-Report Enrollment section. Click on Enrollment Page.

3. You'll be taken to a screen that asks for your social security number and e-mail address. Fill in this information, then click Enroll.

4. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5. Use this same process if you need to change your registration information or cancel internet viewing.


Must be predeced by or accompanied by a prospectus.

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

In the aftermath of September 11, the financial markets have reacted with volatility and uncertainty as investors attempt to better understand how the U.S. and world economies are likely to perform in the months ahead. It's too soon to tell what the long-term impact will be on the markets or your Fund, but one thing that is increasingly clear to us is that a diversified portfolio that includes high quality municipal bonds can leave you well positioned to reduce overall investment volatility.

For example, during the period covered by this report, your Nuveen Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Fund Spotlight later in this report.

In addition to providing you with high current income exempt from federal taxes, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and broad trading execution by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth and establish a lasting legacy. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you invest well and leave your mark for future generations. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.


Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
January 15, 2002



Dear Shareholder..........................  1
Market Commentary.........................  2
Florida Spotlight.........................  3
Portfolio of Investments..................  4
Statement of Net Assets................... 10
Statement of Operations................... 11
Statement of Changes in Net Assets........ 12
Notes to Financial Statements............. 13
Financial Highlights...................... 16
Fund Information.......................... 17

Market Commentary
Nuveen Research


Continued uncertainty and volatile equity markets characterized the economic landscape over the six-months ended November 30, 2001. Many observers now believe that the United States has been in a recession since the spring. Since our last report, unemployment has risen, corporate capital expenditures have dropped and indicators of consumer sentiment have declined. The Federal Reserve has responded by cutting the fed funds rate 11 times through the course of 2001 to eventually reach 1.75%, the lowest level in 40 years.

Partially as a result of these lower rates and weaker economic conditions, the general municipal market performed well over this reporting period. The yield of the widely followed Bond Buyer 20 Municipal Bond Index fell to 5.15% as of November 30, 2001, compared with 5.28% six months earlier. Low interest rates and a slowing economy also caused new municipal issuance to grow, with new issue supply topping $252 billion for the 11 months ended November 30, 2001, a 37% increase over the same period in 2000.

Some of this increase in volume may have been driven by economic conditions that made it more difficult for municipalities to finance projects from current revenues. The erosion of tax bases caused by the declining economy, increased expenses for Medicaid, additional unemployment compensation claims, and unanticipated expenses related to homeland security may cause issuers to continue feeling the pinch in revenues as we head into 2002. Some recent surveys of governors and state budget officers indicate that state budget shortfalls for fiscal year 2002 could rise to between $40 and $50 billion.
While the rainy-day funds which states built up over the prolonged growth during the mid- to late-1990s should leave states in a better position than they were in the previous recession of 1991-92, some officials now fear that this recession, and thus also state budget shortfalls, may be deeper than last time.

As we look toward the next six to twelve months, we anticipate there may be some degree of improvement in the economy, given the government's focus on stimulating consumer demand. However, since many consumers are already carrying large amounts of personal debt, near-term recovery may be muted until corporate capital expenditures start to rebound. Absent global deflation, we expect the fed funds rate to remain stable or gradually to drift higher as we move through 2002.

Fund Spotlight
As of November 30, 2001                       Nuveen Florida Municipal Bond Fund


Quick Facts
                                               A Shares        B Shares        C Shares       R Shares
------------------------------------------------------------------------------------------------------
NAV                                             $ 10.33         $ 10.32         $ 10.33        $ 10.32
------------------------------------------------------------------------------------------------------
Latest Dividend/1/                              $0.0460         $0.0395         $0.0415        $0.0480
------------------------------------------------------------------------------------------------------
CUSIP                                         67065L708       67065L658       67065L641      67065L872
------------------------------------------------------------------------------------------------------
Inception Date                                     6/90            2/97            9/95           2/97
------------------------------------------------------------------------------------------------------


Annualized Total Returns as of 11/30/01/2/
A Shares                                          NAV        Offer

1-Year                                           6.22%       1.76%
------------------------------------------------------------------
5-Year                                           4.63%       3.74%
------------------------------------------------------------------
10-Year                                          6.05%       5.59%
------------------------------------------------------------------

B Shares                                     w/o CDSC       w/CDSC

1-Year                                           5.34%       1.34%
------------------------------------------------------------------
5-Year                                           3.85%       3.68%
------------------------------------------------------------------
10-Year                                          5.54%       5.54%
------------------------------------------------------------------

C Shares                                                     NAV

1-Year                                                       5.57%
------------------------------------------------------------------
5-Year                                                       4.05%
------------------------------------------------------------------
10-Year                                                      5.47%
------------------------------------------------------------------

R Shares                                                     NAV

1-Year                                                       6.33%
------------------------------------------------------------------
5-Year                                                       4.82%
------------------------------------------------------------------
10-Year                                                      6.14%
------------------------------------------------------------------

Tax-Free Yields as of 11/30/01
A Shares                                          NAV        Offer

SEC 30-Day Yield                                 4.68%       4.49%
------------------------------------------------------------------
Taxable-Equivalent Yield/3/                      6.73%       6.46%
------------------------------------------------------------------

B Shares                                                     NAV

SEC 30-Day Yield                                             3.93%
------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                  5.65%
------------------------------------------------------------------

C Shares                                                     NAV

SEC 30-Day Yield                                             4.13%
------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                  5.94%
------------------------------------------------------------------

R Shares                                                     NAV

SEC 30-Day Yield                                             4.89%
------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                  7.04%
------------------------------------------------------------------

Annualized Total Returns as of 9/30/01/2/
A Shares                                            NAV      Offer

1-Year                                           7.88%       3.33%
------------------------------------------------------------------
5-Year                                           5.33%       4.43%
------------------------------------------------------------------
10-Year                                          6.18%       5.73%
------------------------------------------------------------------

B Shares                                      w/o CDSC      w/CDSC

1-Year                                           6.98%       2.98%
------------------------------------------------------------------
5-Year                                           4.55%       4.38%
------------------------------------------------------------------
10-Year                                          5.68%       5.68%
------------------------------------------------------------------

C Shares                                                      NAV

1-Year                                                       7.22%
------------------------------------------------------------------
5-Year                                                       4.74%
------------------------------------------------------------------
10-Year                                                      5.61%
------------------------------------------------------------------

R Shares                                                      NAV

1-Year                                                       8.08%
------------------------------------------------------------------
5-Year                                                       5.53%
------------------------------------------------------------------
10-Year                                                      6.28%
------------------------------------------------------------------

Top Five Sectors/4/
Housing (Multifamily)                                          20%
------------------------------------------------------------------
Healthcare                                                     12%
------------------------------------------------------------------
Utilities                                                      11%
------------------------------------------------------------------
Transportation                                                 10%
------------------------------------------------------------------
Long-Term Care                                                  9%
------------------------------------------------------------------

Portfolio Statistics

Total Net Assets                                    $354.8 million
------------------------------------------------------------------
Average Duration                                              7.33
------------------------------------------------------------------
Average Effective Maturity                             22.10 years
------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3  Based on the SEC 30-Day Yield and a federal income tax rate of 30.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

                 Portfolio of Investments (Unaudited)
                 Nuveen Florida Municipal Bond Fund
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 4.8%

     $    750 Clay County Development        7/02 at 102        A+ $    780,098
               Authority, Florida,
               Industrial Development
               Revenue Refunding Bonds
               (Cargill, Incorporated
               Project), Series 1992,
               6.400%, 3/01/11

        5,500 Escambia County, Florida,      8/04 at 102       BBB    5,748,435
               Pollution Control Revenue
               Bonds (Champion
               International Corporation
               Project), Series 1994,
               6.900%, 8/01/22
               (Alternative Minimum Tax)

        8,350 Escambia County, Florida,      9/06 at 102      Baa2    8,541,549
               Pollution Control Revenue
               Bonds (Champion
               International Corporation
               Project), Series 1996,
               6.400%, 9/01/30
               (Alternative Minimum Tax)

          600 City of Jacksonville,          3/02 at 102        A+      616,608
               Florida, Industrial
               Development Revenue
               Refunding Bonds (Cargill,
               Incorporated Project),
               Series 1992, 6.400%,
               3/01/11

        1,500 Nassau County, Florida,        7/03 at 102      BBB-    1,482,300
               Pollution Control Revenue
               Refunding Bonds (ITT
               Rayonier Incorporated
               Project), Series 1993,
               6.200%, 7/01/15

-------------------------------------------------------------------------------
              Consumer Cyclicals - 2.3%

       10,000 Hillsborough County            4/10 at 101       N/R    8,181,700
               Industrial Development
               Authority, Florida,
               Exempt Facilities Revenue
               Bonds (National Gypsum
               Company - Apollo Beach
               Project), Series 2000B,
               7.125%, 4/01/30
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 0.1%

          300 Brevard County Educational    11/02 at 102      BBB-      308,880
               Facilities Authority,
               Florida, Educational
               Facilities Refunding and
               Improvement Revenue
               Bonds, Series 1992,
               6.875%, 11/01/22

-------------------------------------------------------------------------------
              Healthcare - 11.6%

        3,550 Highlands County Health       11/11 at 101        A-    3,580,353
               Facilities Authority,
               Florida, Hospital Revenue
               Bonds (Adventist Health
               System Sunbelt Obligated
               Group), Series 2001A,
               6.000%, 11/15/31

        8,500 Jacksonville Economic         11/11 at 101        AA    8,448,745
               Development Commission,
               Florida, Mayo Foundation
               Healthcare Facilities
               Revenue Bonds (Mayo
               Clinic Jacksonville),
               Series 2001A, 5.500%,
               11/15/36

        1,750 City of Lakeland, Florida,    11/06 at 102       AAA    1,757,543
               Hospital Revenue
               Refunding Bonds (Lakeland
               Regional Medical Center
               Project), Series 1996,
               5.250%, 11/15/25

        2,320 Martin County Health           5/02 at 101       AAA    2,356,215
               Facilities Authority,
               Florida, Hospital Revenue
               Refunding Bonds (Martin
               Memorial Hospital),
               Series 1990A, 7.125%,
               11/15/04

        2,250 City of Miami Beach Health    No Opt. Call      BBB-    2,234,228
               Facilities Authority,
               Florida, Hospital Revenue
               Bonds (Mount Sinai
               Medical Center of Florida
               Project), Series 2001A,
               6.125%, 11/15/11

        5,000 North Broward Hospital         1/11 at 101        A-    5,108,000
               District, Florida,
               Improvement Revenue
               Bonds, Series 2001,
               6.000%, 1/15/31

       10,645 Orange County Health          11/05 at 102       AAA   10,725,902
               Facilities Authority,
               Florida, Hospital Revenue
               Bonds (Adventist Health
               System/Sunbelt Obligated
               Group), Series 1995,
               5.250%, 11/15/20

        5,000 Palm Beach County Health      12/11 at 101        A+    4,932,250
               Facilities Authority,
               Florida, Hospital Revenue
               and Revenue Refunding
               Bonds (BRCH Corporation
               Obligated Group), Series
               2001, 5.625%, 12/01/31

        2,040 City of Tallahassee,          12/10 at 100        A3    2,148,385
               Florida, Health
               Facilities Revenue Bonds
               (Tallahassee Memorial
               Healthcare, Inc.
               Project), Series 2000,
               6.375%, 12/01/30

-------------------------------------------------------------------------------
              Housing/Multifamily -
               19.7%

          600 Broward County Housing         2/05 at 102       AAA      642,234
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Refunding
               Bonds (Lakeside
               Apartments Project),
               Series 1995, 7.000%,
               2/01/25

          250 Broward County Housing         8/06 at 102       AAA      264,550
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Refunding
               Bonds (Boardwalk
               Apartments Project),
               Series 1996, 6.200%,
               8/01/16

       11,160 Broward County Housing         7/09 at 102       N/R   10,798,416
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Bonds
               (Pier Club Apartments
               Project), Series 1999,
               7.000%, 7/01/34

        2,700 Duval County Housing           4/05 at 102      BBB-    2,813,616
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Refunding
               Bonds (Greentree Place
               Project), Series 1995,
               6.750%, 4/01/25

          605 Florida Housing Finance        6/02 at 103       AAA      626,175
               Agency, General Mortgage
               Revenue Refunding Bonds,
               1992 Series A,
               6.400%, 6/01/24

              Florida Housing Finance
              Agency, Housing Revenue
              Bonds (Antigua Club
              Apartments Project), 1995
              Series A1:
        1,000  6.750%, 8/01/14               2/05 at 102       AAA    1,053,540
               (Alternative Minimum Tax)
        5,000  6.875%, 8/01/26               2/05 at 102       AAA    5,287,150
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
4

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

     $  1,115 Florida Housing Finance        2/05 at 102       AAA $  1,179,034
               Agency, Housing Revenue
               Bonds (Brittany of
               Rosemont Apartments
               Project), 1995 Series C1,
               6.875%, 8/01/26
               (Alternative Minimum Tax)

              Florida Housing Finance
               Agency, Housing Revenue
               Bonds (Vineyards
               Project), 1995 Series H:
        1,260  6.400%, 11/01/15             11/05 at 102      BBB-    1,290,391
        1,660  6.500%, 11/01/25             11/05 at 102      BBB-    1,685,066

        2,000 Florida Housing Finance        8/06 at 102       AAA    2,120,460
               Agency, Multifamily
               Housing Revenue Refunding
               Bonds (Players Club),
               1991 Series C, 6.200%,
               8/01/16

        3,500 Florida Housing Finance       10/06 at 102       AAA    3,695,860
               Agency, Housing Revenue
               Bonds (Villas of Capri
               Project), 1996 Series H,
               6.100%, 4/01/17
               (Alternative Minimum Tax)

        1,000 Florida Housing Finance        9/06 at 102       AAA    1,043,250
               Agency, Housing Revenue
               Bonds (Leigh Meadows
               Apartments Project), 1996
               Series N, 6.300%, 9/01/36
               (Alternative Minimum Tax)

        1,000 Florida Housing Finance        9/06 at 102       AAA    1,043,250
               Agency, Housing Revenue
               Bonds (Stoddert Arms
               Apartments Project), 1996
               Series O, 6.300%, 9/01/36
               (Alternative Minimum Tax)

        1,425 Florida Housing Finance       12/01 at 101       AAA    1,442,998
               Agency, Multifamily
               Housing Revenue Bonds
               (GNMA Collateralized -
                Driftwood Terrace
               Apartments Project), 1989
               Series I, 7.650%,
               12/20/31 (Alternative
               Minimum Tax)

       10,000 Florida Housing Finance        7/08 at 102       N/R    9,523,900
               Agency, Housing Revenue
               Bonds (Whistlers Cove
               Apartment Project),
               Series 1998T1, 6.500%,
               1/01/39 (Alternative
               Minimum Tax) (Mandatory
               put 1/01/28)

       10,000 Florida Housing Finance       No Opt. Call       N/R    9,998,300
               Corporation, Revenue
               Bonds (Pembroke
               Apartments), Series
               2001B, 7.750%, 2/01/41

        1,000 Orange County Housing          4/02 at 101      BBB+    1,004,360
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Bonds
               (Ashley Point Apartments
               Project), 1994 Series A,
               7.100%, 10/01/24
               (Alternative Minimum Tax)

          750 Palm Beach County Housing      6/08 at 102       N/R      732,330
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Bonds
               (Windsor Park Apartments
               Project), Series 1998,
               5.900%, 6/01/38
               (Alternative Minimum Tax)

       13,100 Palm Beach County Housing      7/10 at 102       N/R   13,328,857
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Bonds
               (Saddlebrook Apartments
               Project), Series 2000A,
               7.450%, 7/01/40
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               3.9%

          775 Broward County Housing        No Opt. Call       AAA      185,256
               Finance Authority,
               Florida, Home Mortgage
               Revenue Bonds, 1985
               Series A, 0.000%, 4/01/16

        1,825 Clay County Housing            3/05 at 102       Aaa    1,918,458
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds
               (Multi-County Program),
               Series 1995, 6.550%,
               3/01/28 (Alternative
               Minimum Tax)

          111 Dade County Housing           12/01 at 102       AAA      113,310
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue
               Refunding Bonds, 1991
               Series D, 6.950%,
               12/15/12

           25 Dade County Housing            3/02 at 101       Aaa       25,454
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds,
               1991 Series E, 7.000%,
               3/01/24

        1,000 Dade County Housing            4/05 at 102       AAA    1,058,050
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds,
               Series 1995, 6.700%,
               4/01/28 (Alternative
               Minimum Tax)

          185 Duval County Housing           3/02 at 102       AAA      188,889
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               Series 1990A, 7.650%,
               9/01/10

          475 Duval County Housing          10/04 at 102       Aaa      495,677
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               Series 1994, 6.550%,
               10/01/15 (Alternative
               Minimum Tax)

          155 Escambia County Housing        4/02 at 102       Aaa      158,723
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds
               (Multi-County Program),
               Series 1992A, 6.900%,
               4/01/20 (Alternative
               Minimum Tax)

          320 Escambia County Housing        4/05 at 102       AAA      337,770
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds
               (Multi-County Program),
               Series 1995, 6.950%,
               10/01/27 (Alternative
               Minimum Tax)

          880 Florida Housing Finance        7/04 at 102       AAA      908,178
               Agency, Single Family
               Mortgage Revenue
               Refunding Bonds, Series
               A, 6.250%, 7/01/11

              Florida Housing Finance
               Agency, Single Family
               Mortgage Revenue
               Refunding Bonds, Series
               1995A:
          645  6.550%, 7/01/14               1/05 at 102       AAA      684,803
               (Alternative Minimum Tax)
          650  6.650%, 1/01/24               1/05 at 102       AAA      684,561
               (Alternative Minimum Tax)

        1,455 Leon County Housing           No Opt. Call       AAA    1,672,799
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds
               (Multi-County Program),
               Series 1995B, 7.300%,
               1/01/28 (Alternative
               Minimum Tax)


--------------------------------------------------------------------------------
5

                 Portfolio of Investments (Unaudited)
                 Nuveen Florida Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Housing/Single Family
              (continued)

     $    405 Manatee County Housing         11/05 at 102       Aaa $    430,373
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds,
               Series 1994, Subseries
               3, 7.600%, 11/01/26
               (Alternative Minimum
               Tax)

        9,050 Orange County Housing      9/08 at 27 23/32       Aaa    1,676,784
               Finance Authority,
               Florida, Homeowner
               Revenue Bonds, 1999
               Series A-2, 0.000%,
               3/01/31

          515 Palm Beach County               3/02 at 102       Aaa      525,810
               Housing Finance
               Authority, Florida,
               Single Family Mortgage
               Revenue Bonds, 1990
               Series B, 7.600%,
               3/01/23

          650 Pinellas County Housing         2/05 at 102       AAA      681,382
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds
               (Multi-County Program),
               Series 1995A, 6.650%,
               8/01/21 (Alternative
               Minimum Tax)

          955 Pinellas County Housing         3/07 at 102       Aaa      981,005
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds
               (Multi- County
               Program), Series 1998A,
               6.850%, 3/01/29
               (Alternative Minimum
               Tax)

        1,160 Polk County Housing             3/02 at 101       Aaa    1,184,685
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue
               Refunding Bonds, Series
               1991A, 7.150%, 9/01/23

--------------------------------------------------------------------------------
              Long-Term Care - 8.8%

       10,000 City of Atlantic Beach,        10/09 at 101         A   10,348,200
               Florida, Healthcare
               Facilities Revenue
               Refunding Bonds (Fleet
               Landing Project),
               Series 1999, 6.000%,
               10/01/29

              Escambia County Health
              Facilities Authority,
              Florida, Health
              Facilities Revenue Bonds
              (Azalea Trace, Inc.),
              Series 1997:
        1,000  6.000%, 1/01/15                1/07 at 102       N/R      928,870
        1,595  6.100%, 1/01/19                1/07 at 102       N/R    1,457,543

              Jacksonville Health
              Facilities Authority,
              Florida, Tax-Exempt
              Industrial Development
              Revenue Bonds (National
              Benevolent Association -
               Cypress Village
              Project), Series 1996A:
          690  6.125%, 12/01/16              12/06 at 102      Baa2      685,653
        1,000  6.250%, 12/01/26              12/06 at 102      Baa2      976,540

        1,550 Osceola County                  5/02 at 101       AAA    1,601,941
               Industrial Development
               Authority, Florida,
               Revenue Bonds
               (Evangelical Lutheran
               Good Samaritan Society
               Project), Series 1991,
               6.750%, 5/01/16

        8,000 Palm Beach County Health       11/06 at 102        A-    7,953,680
               Facilities Authority,
               Florida, Retirement
               Community Revenue Bonds
               (Adult Communities
               Total Services, Inc.
               Obligated Group),
               Series 1996, 5.625%,
               11/15/20

        4,000 Palm Beach County,             12/06 at 102        A+    4,279,960
               Florida, Industrial
               Development Revenue
               Bonds (Lourdes-Noreen
               McKeen Residence for
               Geriatric Care, Inc.
               Project), Series 1996,
               6.625%, 12/01/26

              Sarasota County Health
              Facilities Authority,
              Florida, Health
              Facilities Revenue
              Refunding Bonds
              (Sunnyside Properties
              Project), Series 1995:
          540  5.500%, 5/15/02               No Opt. Call       N/R      543,386
          570  5.500%, 5/15/03               No Opt. Call       N/R      579,570
          600  5.500%, 5/15/04               No Opt. Call       N/R      613,494
          170  5.500%, 5/15/05               No Opt. Call       N/R      173,556
        1,000  6.000%, 5/15/10                5/06 at 102       N/R      956,560

--------------------------------------------------------------------------------
              Tax Obligation/General -
               8.5%

              Village of Bolingbrook,
               Illinois, General
               Obligation Bonds,
               Series 1999C Refunding:
        2,540  0.000%, 1/01/29             1/09 at 33 7/8       AAA      549,885
        7,750  0.000%, 1/01/31            1/09 at 30 5/16       AAA    1,494,278
        3,750  0.000%, 1/01/33            1/09 at 27 3/32       AAA      643,725
        1,325  0.000%, 1/01/34           1/09 at 25 21/32       AAA      214,915

              State of Florida, Full
              Faith and Credit,
              Broward County
              Expressway Authority,
              General Obligation
              Bonds, Series 1984:
        4,000   9.875%, 7/01/09              No Opt. Call       AAA    5,242,240
        1,000  10.000%, 7/01/14              No Opt. Call       AAA    1,453,430

        2,165 State of Florida, Full         No Opt. Call       AA+    2,987,592
               Faith and Credit, State
               Board of Education,
               Public Education
               Capital Outlay Bonds,
               Series 1985, 9.125%,
               6/01/14

              State of Florida, Full
              Faith and Credit, State
              Board of Education,
              Public Education Capital
              Outlay Bonds, 1996
              Series B:
        2,220  4.750%, 6/01/21                6/07 at 101       AA+    2,112,841
        4,120  4.500%, 6/01/27                6/07 at 101       AA+    3,667,706


--------------------------------------------------------------------------------
6

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

     $  5,000 State of Florida, Full         6/08 at 101       AAA $  4,738,650
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, 1997 Series
               B, 4.750%, 6/01/23

        3,000 State of Florida, Full         6/09 at 101       AAA    2,717,820
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Refunding Bonds,
               1999 Series B, 4.500%,
               6/01/24

              Palm Beach County,
              Florida, General
              Obligation Bonds
              (Recreational and Cultural
              Facilities Program),
              Series 1999A:
        1,560  5.750%, 8/01/18               8/09 at 100       AAA    1,663,834
        1,970  5.750%, 8/01/19               8/09 at 100       AAA    2,095,903

          635 Township of Piscataway,       No Opt. Call       Aaa      647,325
               New Jersey, General
               Obligation Bonds, Series
               2001, 5.000%, 8/15/19

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               7.2%

        1,050 Dade County, Florida,         10/06 at 102       AAA    1,024,821
               Special Obligation and
               Refunding Bonds, Series
               1996B, 5.000%, 10/01/35

          190 Escambia County School         2/02 at 100       AAA      191,284
               Board, Florida,
               Certificates of
               Participation, Series
               1992, 6.375%, 2/01/12

        1,500 Florida Department of          3/04 at 102        AA    1,572,555
               Corrections, Certificates
               of Participation, Series
               1994, 6.000%, 3/01/14

        5,000 Hernando County, Florida,     No Opt. Call       AAA    6,512,500
               Revenue Bonds (Criminal
               Justice Complex Financing
               Program), 1986 Series,
               7.650%, 7/01/16

          250 City of Jacksonville,         10/02 at 102       AAA      263,740
               Florida, Excise Taxes
               Revenue Refunding Bonds,
               Series 1992, 6.500%,
               10/01/13

          840 Martin County, Florida,       11/05 at 100        A2      879,178
               Special Assessment Bonds
               (Tropical Farms Water and
               Sewer Special Assessment
               District), Series 1995,
               5.900%, 11/01/11

        1,000 Miami Beach Redevelopment     12/04 at 102      Baa1    1,010,770
               Agency, Florida, Tax
               Increment Revenue Bonds
               (City Center/Historic
               Convention Village),
               Series 1993, 5.875%,
               12/01/22 (Alternative
               Minimum Tax)

        3,760 Miami-Dade County,            10/10 at 102       AAA    3,849,714
               Florida, Industrial
               Development Revenue Bonds
               (BAC Funding Corporation
               Project),
               Series 2000A, 5.375%,
               10/01/30

        1,750 Northern Palm Beach County     8/09 at 101       N/R    1,762,163
               Improvement District,
               Florida, Water Control
               and Development Bonds
               (Unit of Development No.
               9B), Series 1999, 6.000%,
               8/01/29

        5,550 Okaloosa County, Florida,     10/10 at 101       AAA    5,922,183
               Fourth Cent Tourist
               Development Tax Revenue
               Bonds, Series 2000,
               5.625%, 10/01/30

        1,245 Osceola County Industrial      8/11 at 101       AAA    1,218,145
               Development Authority,
               Florida, Industrial
               Development Revenue Bonds
               (P.M. Wells Charter
               School Project), Series
               2001A, 5.000%, 8/01/26

        3,300 City of Tampa, Florida,       No Opt. Call       AAA    1,500,642
               Utilities Tax Improvement
               Bonds, Series 1996,
               0.000%, 4/01/17

-------------------------------------------------------------------------------
              Transportation - 9.7%

        6,000 Broward County, Florida,      10/11 at 101       AAA    5,946,120
               Airport System Revenue
               Bonds, 2001 Series J-1,
               5.250%, 10/01/26
               (Alternative Minimum Tax)

        8,000 City of Chicago, Illinois,    No Opt. Call        B2    4,899,600
               O'Hare International
               Airport, Special Facility
               Revenue Bonds (United Air
               Lines, Inc. Project),
               Series 2001A, 6.375%,
               11/01/35 (Alternative
               Minimum Tax) (Mandatory
               put 5/01/13)

        1,000 Dade County, Florida,         10/02 at 102       AAA    1,050,550
               Aviation Revenue Bonds,
               1992 Series B, 6.550%,
               10/01/13
               (Alternative Minimum Tax)

       11,000 Dallas-Fort Worth             No Opt. Call        BB    9,783,070
               International Airport
               Facilities Improvement
               Corporation, Texas,
               Revenue Refunding Bonds
               (American Airlines),
               Series 2000C, 6.150%,
               5/01/29 (Alternative
               Minimum Tax) (Mandatory
               put 11/01/07)

        1,000 Hillsborough County           10/06 at 102       AAA    1,058,070
               Aviation Authority,
               Florida, Tampa
               International Airport
               Revenue Bonds, Series
               1996B, 5.875%, 10/01/23

        5,500 Memphis-Shelby County          3/11 at 100       AAA    5,424,430
               Airport Authority,
               Tennessee, Airport
               Revenue Bonds, Series
               2001B, 5.125%, 3/01/26

              Sanford Airport Authority,
              Florida, Industrial
              Development Revenue Bonds
              (Central Florida Terminals
              Inc. Project), Series
              1995A:
        3,000  7.500%, 5/01/15               5/06 at 102       N/R    2,999,220
               (Alternative Minimum Tax)
        3,270  7.750%, 5/01/21               5/06 at 102       N/R    3,275,232
               (Alternative Minimum Tax)

--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen Florida Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed - 6.8%

     $    255 Dade County, Florida,          4/04 at 102     A3*** $    279,539
               Special Obligation Bonds
               (Courthouse Center
               Project), Series 1994,
               6.300%, 4/01/14 (Pre-
               refunded to 4/01/04)

        1,500 Dade County Health            No Opt. Call       AAA    1,635,360
               Facilities Authority,
               Florida, Hospital Revenue
               Bonds (Baptist Hospital
               of Miami Project), Series
               1991A, 5.750%, 5/01/21

          300 Dade County Health             8/02 at 102       AAA      315,519
               Facilities Authority,
               Florida, Hospital Revenue
               Refunding Bonds (North
               Shore Medical Center
               Project), Series 1992,
               6.500%, 8/15/15 (Pre-
               refunded to 8/15/02)

          310 Escambia County School         2/02 at 100       AAA      312,310
               Board, Florida,
               Certificates of
               Participation, Series
               1992, 6.375%, 2/01/12
               (Pre-refunded to 2/01/02)

          300 State of Florida, Full         7/02 at 101    AA+***      311,004
               Faith and Credit,
               Division of Bond Finance
               of the Department of
               General Services,
               Pollution Control Bonds,
               Series Y, 6.600%, 7/01/17
               (Pre-refunded to 7/01/02)

          335 State of Florida, Full        12/01 at 100       AAA      457,999
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, Series
               1985, 9.125%, 6/01/14

        2,000 State of Florida, State        6/02 at 101       AAA    2,066,620
               Board of Education,
               Public Education Capital
               Outlay Bonds, Series
               1991-C, 6.625%, 6/01/17
               (Pre-refunded to 6/01/02)

        2,990 Hillsborough County,           7/02 at 102     A1***    3,123,713
               Florida, Environmentally
               Sensitive Land
               Acquisition and
               Protection Program Bonds,
               Series 1992, 6.250%,
               7/01/08 (Pre-refunded to
               7/01/02)

          145 Orange County, Florida,       No Opt. Call       AAA      166,760
               Sales Tax Revenue Bonds,
               Series 1989, 6.125%,
               1/01/19

          235 Orange County, Florida,        4/02 at 102       AAA      243,049
               Water Utilities System
               Revenue Bonds, Series
               1992, 6.250%, 10/01/17
               (Pre-refunded to 4/01/02)

        1,000 Palm Beach County School       8/04 at 101       AAA    1,099,620
               Board, Florida,
               Certificates of
               Participation, Series
               1994A, 6.375%, 8/01/15
               (Pre-refunded to 8/01/04)

        2,000 City of St. Petersburg        12/03 at 100       AAA    2,046,980
               Health Facilities
               Authority, Florida,
               Allegany Health System
               Revenue Bonds (St.
               Anthony's Healthcare
               Center, Inc.), Series
               1991, 6.750%, 12/01/21
               (Pre-refunded to
               12/01/03)

        2,500 Seminole County School         7/04 at 101       AAA    2,768,225
               Board, Florida,
               Certificates of
               Participation, Series
               1994B, 6.750%, 7/01/14
               (Pre-refunded to 7/01/04)

        5,000 Sunrise Lakes Phase 4          8/05 at 102   BBB-***    5,684,600
               Recreation District,
               Florida, General
               Obligation and Revenue
               Bonds, Series 1995A,
               6.750%, 8/01/24 (Pre-
               refunded to 8/01/05)

        2,000 City of Tampa, Florida,       12/04 at 102       AAA    2,245,100
               Allegany Health System
               Revenue Bonds, St.
               Joseph's Hospital, Inc.
               Issue, Series 1994,
               6.500%, 12/01/23 (Pre-
               refunded to 12/01/04)

          335 City of Tampa, Florida,       10/02 at 101       AAA      349,556
               Water and Sewer Systems
               Revenue Bonds, Series
               1992A, 6.000%, 10/01/17
               (Pre-refunded to
               10/01/02)

        1,000 Turtle Run Community           5/03 at 100   BBB+***    1,056,070
               Development District,
               Coral Springs, Florida,
               Water Management Benefit
               Tax Refunding Bonds,
               Series 1993, 6.400%,
               5/01/11 (Pre-refunded to
               5/01/03)

-------------------------------------------------------------------------------
              Utilities - 10.7%

        6,000 Citrus County, Florida,        1/02 at 102        A1    6,134,760
               Pollution Control
               Refunding Revenue Bonds
               (Florida Power
               Corporation - Crystal
               River Power Plant
               Project), Series 1992A,
               6.625%, 1/01/27

        2,500 Hillsborough County            2/02 at 103        A1    2,584,525
               Industrial Development
               Authority, Florida,
               Pollution Control Revenue
               Bonds (Tampa Electric
               Company Project), Series
               1991, 7.875%, 8/01/21

        3,000 Jacksonville Electric         10/06 at 100        AA    2,914,620
               Authority, Florida,
               Electric System Revenue
               Bonds, 2001 Series 3-C,
               5.000%, 10/01/26

       10,000 City of Lakeland, Florida,    10/10 at 100       AAA   10,291,000
               Energy System Revenue
               Bonds, Series 2000B,
               5.500%, 10/01/40

        2,125 Lee County, Florida, Solid     4/02 at 102       AAA    2,170,560
               Waste System Revenue
               Bonds, Series 1991A,
               7.000%, 10/01/11
               (Alternative Minimum Tax)

        1,000 City of Orlando, Florida,     No Opt. Call       Aa2    1,207,130
               Utilities Commission
               Water and Electric
               Subordinated Revenue
               Bonds, Series 1989D,
               6.750%, 10/01/17

        1,250 Orlando Utilities             10/02 at 102       Aa2    1,316,400
               Commission, Florida,
               Water and Electric
               Subordinated Revenue
               Bonds, Series 1992A,
               6.000%, 10/01/20

        4,000 Pinellas County, Florida,     12/01 at 102        A2    4,100,640
               Pollution Control
               Refunding Revenue Bonds
               (Florida Power
               Corporation - Anclote and
               Bartow Power Plants
               Project), Series 1991,
               7.200%, 12/01/14


--------------------------------------------------------------------------------
8

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              Utilities (continued)

     $  5,250 City of Port St. Lucie,          9/11 at 100       AAA $  5,249,580
               Florida, Utility System
               Revenue Bonds, Series
               2001, 5.125%, 9/01/31

        2,000 St. Lucie County,                5/02 at 102       Aa3    2,051,900
               Florida, Solid Waste
               Disposal Revenue Bonds
               (Florida Power and
               Light Company Project),
               Series 1992, 6.700%,
               5/01/27 (Alternative
               Minimum Tax)

---------------------------------------------------------------------------------
              Water and Sewer - 2.7%

          705 City of Callaway, Bay            9/06 at 102       AAA      755,034
               County, Florida,
               Wastewater System
               Revenue Bonds, Series
               1996A, 6.000%, 9/01/26

              City of Clearwater,
               Florida, Water and
               Sewer Revenue Refunding
               Bonds, Series 1998:
        2,155  0.000%, 12/01/12           12/08 at 85 7/16       AAA    1,265,782
        1,000  0.000%, 12/01/13          12/08 at 80 15/16       AAA      553,259

        1,000 Town of Davie, Florida,         10/02 at 102       AAA    1,044,839
               Water and Sewer
               Improvement and
               Refunding Revenue
               Bonds, Series 1992,
               6.250%, 10/01/17

          600 City of Daytona Beach,          11/02 at 102       AAA      629,483
               Florida, Water and
               Sewer Revenue Bonds,
               Series 1992, 6.000%,
               11/15/14

        2,000 Escambia County                 No Opt. Call       AAA    1,043,339
               Utilities Authority,
               Florida, Utility System
               Revenue Bonds, Series
               1992B, 0.000%, 1/01/15

          375 City of Jacksonville,            6/02 at 102        A-      385,203
               Florida, Water and
               Sewer Development
               Revenue Bonds
               (Jacksonville Suburban
               Utilities Corporation
               Project), Series 1992,
               6.750%, 6/01/22
               (Alternative Minimum
               Tax)

              Manatee County, Florida,
               Public Utilities
               Revenue Refunding and
               Improvement Bonds,
               Series 1991C:
        1,850  0.000%, 10/01/08               No Opt. Call       AAA    1,388,221
        2,800  0.000%, 10/01/09               No Opt. Call       AAA    1,991,639

          265 Orange County, Florida,          4/02 at 102       AAA      272,981
               Water Utilities System
               Revenue Bonds, Series
               1992, 6.250%, 10/01/17

          165 City of Tampa, Florida,         10/02 at 101       AAA      170,258
               Water and Sewer Systems
               Revenue Bonds, Series
               1992A, 6.000%, 10/01/17
---------------------------------------------------------------------------------
     $366,616 Total Investments (cost                                 343,593,156
               $336,566,101) - 96.8%
---------------------------------------------------------------------------------
------------
              Other Assets Less                                        11,223,697
               Liabilities - 3.2%
         ------------------------------------------------------------------------
              Net Assets - 100%                                      $354,816,853
         ------------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
9

                 Statement of Net Assets (Unaudited)
                 Nuveen Florida Municipal Bond Fund
                 November 30, 2001


----------------------------------------------------------------------
Assets
Investments in municipal securities, at market value      $343,593,156
Cash                                                         5,501,515
Receivables:
 Interest                                                    5,635,332
 Investments sold                                              595,608
 Shares sold                                                   357,984
Other assets                                                    11,722
----------------------------------------------------------------------
  Total assets                                             355,695,317
----------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                     79,202
Accrued expenses:
 Management fees                                               158,028
 12b-1 distribution and service fees                            73,593
 Other                                                          89,309
Dividends payable                                              478,332
----------------------------------------------------------------------
  Total liabilities                                            878,464
----------------------------------------------------------------------
Net assets                                                $354,816,853
----------------------------------------------------------------------
Class A Shares
Net assets                                                $246,793,926
Shares outstanding                                          23,895,596
Net asset value and redemption price per share            $      10.33
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)         $      10.78
----------------------------------------------------------------------
Class B Shares
Net assets                                                $ 24,755,968
Shares outstanding                                           2,398,783
Net asset value, offering and redemption price per share  $      10.32
----------------------------------------------------------------------
Class C Shares
Net assets                                                $ 22,922,575
Shares outstanding                                           2,219,776
Net asset value, offering and redemption price per share  $      10.33
----------------------------------------------------------------------
Class R Shares
Net assets                                                $ 60,344,384
Shares outstanding                                           5,845,889
Net asset value, offering and redemption price per share  $      10.32
----------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10

                 Statement of Operations (Unaudited)
                 Nuveen Florida Municipal Bond Fund
                 Six Months Ended November 30, 2001


----------------------------------------------------------------------
Investment Income                                         $10,782,335
----------------------------------------------------------------------
Expenses
Management fees                                               951,682
12b-1 service fees - Class A                                  247,270
12b-1 distribution and service fees - Class B                 114,517
12b-1 distribution and service fees - Class C                  81,357
Shareholders' servicing agent fees and expenses               111,004
Custodian's fees and expenses                                  57,999
Trustees' fees and expenses                                     4,577
Professional fees                                               7,407
Shareholders' reports - printing and mailing expenses          30,788
Federal and state registration fees                             4,029
Other expenses                                                  9,454
----------------------------------------------------------------------
Total expenses before custodian fee credit                  1,620,084
 Custodian fee credit                                         (16,009)
----------------------------------------------------------------------
Net expenses                                                1,604,075
----------------------------------------------------------------------
Net investment income                                       9,178,260
----------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investment transactions              1,061,712
Net change in unrealized appreciation or depreciation of
 investments                                               (1,565,514)
----------------------------------------------------------------------
Net gain (loss) from investments                             (503,802)
----------------------------------------------------------------------
Net increase in net assets from operations                $ 8,674,458
----------------------------------------------------------------------




                                See accompanying notes to financial statements.


-------------------------------------------------------------------------------
11

                 Statement of Changes in Net Assets (Unaudited)
                 Nuveen Florida Municipal Bond Fund


                                                Six Months Ended    Year Ended
                                                        11/30/01       5/31/01
-------------------------------------------------------------------------------
Operations
Net investment income                               $  9,178,260  $ 18,507,624
Net realized gain from investment transactions         1,061,712     1,115,078
Net change in unrealized appreciation or
 depreciation of investments                          (1,565,514)   10,862,894
-------------------------------------------------------------------------------
Net increase in net assets from operations             8,674,458    30,485,596
-------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
 Class A                                              (6,508,139)  (13,113,017)
 Class B                                                (544,530)     (912,909)
 Class C                                                (514,812)     (864,928)
 Class R                                              (1,655,428)   (3,227,589)
-------------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                         (9,222,909)  (18,118,443)
-------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                      29,337,239    38,206,430
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                         2,776,686     5,298,688
-------------------------------------------------------------------------------
                                                      32,113,925    43,505,118
Cost of shares redeemed                              (17,869,418)  (56,515,449)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 Fund share transactions                              14,244,507   (13,010,331)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets                 13,696,056      (643,178)
Net assets at the beginning of period                341,120,797   341,763,975
-------------------------------------------------------------------------------
Net assets at the end of period                     $354,816,853  $341,120,797
-------------------------------------------------------------------------------
Undistributed net investment income at the end
 of period                                          $    121,942  $    154,037
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Florida Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2001, the Fund had no such outstanding purchase commitments.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less fre-quently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provi-sion is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

-------------------------------------------------------------------------------
13

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended November 30, 2001.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Fund has adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Fund did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Fund, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation for the Fund of $12,554 based on securities held by the Fund on June 1, 2001.

The effect of this change for the six months ended November 30, 2001, was to increase net investment income with a corresponding decrease in net unrealized appreciation for the Fund of $1,279. The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to re-flect this change in presentation.

2. Fund Shares

Transactions in Fund shares were as follows:

                            Six Months Ended             Year Ended
                                11/30/01                   5/31/01
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,886,289  $ 19,757,545   2,335,701  $ 24,067,026
 Class B                    350,090     3,654,675     656,986     6,776,367
 Class C                    397,412     4,160,817     464,931     4,792,735
 Class R                    168,693     1,764,202     250,444     2,570,302
Shares issued to shareholders due to reinvestment
 of distributions:
 Class A                    145,440     1,522,571     284,033     2,919,082
 Class B                     10,695       111,911      19,530       200,725
 Class C                     10,684       111,879      19,159       197,029
 Class R                     98,467     1,030,325     192,915     1,981,852
----------------------------------------------------------------------------
                          3,067,770    32,113,925   4,223,699    43,505,118
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,335,777)  (13,968,640) (4,508,112)  (46,333,933)
 Class B                   (152,438)   (1,591,648)   (239,903)   (2,465,509)
 Class C                   (119,095)   (1,247,772)   (274,459)   (2,810,993)
 Class R                   (101,549)   (1,061,358)   (477,453)   (4,905,014)
----------------------------------------------------------------------------
                         (1,708,859)  (17,869,418) (5,499,927)  (56,515,449)
----------------------------------------------------------------------------
Net increase (decrease)   1,358,911  $ 14,244,507  (1,276,228) $(13,010,331)
----------------------------------------------------------------------------

3. Distributions to Shareholders

The Fund declared dividend distributions from its tax-exempt net investment income which were paid on December 26, 2001, to shareholders of record on De-cember 7, 2001, as follows:

---------------------------
Dividend per share:
 Class A             $.0460
 Class B              .0395
 Class C              .0415
 Class R              .0480
---------------------------

-------------------------------------------------------------------------------
14

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities during the six months ended November 30, 2001, aggregated $27,180,465 and $32,376,148, respectively. There were no purchases or sales (including maturities) of investments in short-term municipal securities dur-ing the six months ended November 30, 2001.

At November 30, 2001, the cost of investments owned for federal income tax purposes was $336,552,268.

At May 31, 2001, the Fund's last fiscal year end, the Fund had an unused capi-tal loss carryforward of $1,138,134 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2008.

5. Unrealized Appreciation (Depreciation)

At November 30, 2001, net unrealized appreciation of investments for federal income tax purposes aggregated $7,040,888 of which $14,564,638 related to ap-preciated securities and $7,523,750 related to depreciated securities.

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of the Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2001, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares of approximately $225,400 all of which were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2001, the Distributor compensated au-thorized dealers directly with approximately $260,100 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distrib-utor. During the six months ended November 30, 2001, the Distributor retained approximately $117,400 in such 12b-1 fees. The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also collected and retained approximately $50,300 of CDSC on share redemptions during the six months ended November 30, 2001.

7. Composition of Net Assets

At November 30, 2001, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

----------------------------
Capital paid-
 in            $347,744,278
Undistributed
 net
 investment
 income             121,942
Accumulated
 net realized
 gain (loss)
 from
 investment
 transactions       (76,422)
Net
 unrealized
 appreciation
 of
 investments      7,027,055
----------------------------
Net assets     $354,816,853
----------------------------


-------------------------------------------------------------------------------
15

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                Investment Operations               Less Distributions
FLORIDA                      ----------------------------     ------------------------------

                                             Net                  From
                                       Realized/                and in
                                      Unrealized             Excess of
                Beginning       Net      Invest-                   Net     Ending
                      Net   Invest-         ment               Invest-        Net
Year Ended          Asset      ment         Gain                  ment    Capital              Asset     Total
May 31,             Value    Income       (loss)    Total       Income      Gains     Total    Value    Return(a)
-----------------------------------------------------------------------------------------------------------------
 Class A (6/90)
 2002(e)           $10.34      $.27        $  --    $ .27        $(.28)     $  --    $(.28)   $10.33      2.57%
 2001                9.97       .56          .36      .92         (.55)        --     (.55)    10.34      9.35
 2000               10.76       .54         (.77)    (.23)        (.55)      (.01)    (.56)     9.97     (2.17)
 1999               10.94       .55         (.14)     .41         (.55)      (.04)    (.59)    10.76      3.78
 1998               10.60       .56          .34      .90         (.55)      (.01)    (.56)    10.94      8.67
 1997               10.39       .56          .21      .77         (.56)        --     (.56)    10.60      7.59
 Class B (2/97)
 2002(e)            10.33       .24         (.01)     .23         (.24)        --     (.24)    10.32      2.19
 2001                9.96       .48          .36      .84         (.47)        --     (.47)    10.33      8.53
 2000               10.77       .46         (.79)    (.33)        (.47)      (.01)    (.48)     9.96     (3.10)
 1999               10.95       .47         (.14)     .33         (.47)      (.04)    (.51)    10.77      3.05
 1998               10.61       .48          .35      .83         (.48)      (.01)    (.49)    10.95      7.89
 1997(d)            10.59       .16          .02      .18         (.16)        --     (.16)    10.61      1.70
 Class C (9/95)
 2002(e)            10.34       .25         (.01)     .24         (.25)        --     (.25)    10.33      2.30
 2001                9.97       .50          .36      .86         (.49)        --     (.49)    10.34      8.78
 2000               10.77       .48         (.78)    (.30)        (.49)      (.01)    (.50)     9.97     (2.79)
 1999               10.95       .49         (.14)     .35         (.49)      (.04)    (.53)    10.77      3.22
 1998               10.60       .50          .36      .86         (.50)      (.01)    (.51)    10.95      8.20
 1997               10.39       .50          .21      .71         (.50)        --     (.50)    10.60      7.00
 Class R (2/97)
 2002(e)            10.33       .29         (.01)     .28         (.29)        --     (.29)    10.32      2.68
 2001                9.96       .58          .35      .93         (.56)        --     (.56)    10.33      9.54
 2000               10.76       .56         (.78)    (.22)        (.57)      (.01)    (.58)     9.96     (2.07)
 1999               10.94       .57         (.14)     .43         (.57)      (.04)    (.61)    10.76      4.01
 1998               10.60       .58          .35      .93         (.58)      (.01)    (.59)    10.94      8.91
 1997(d)            10.59       .19          .01      .20         (.19)        --     (.19)    10.60      1.93
-----------------------------------------------------------------------------------------------------------------

 Class (Inception Date)
                                              Ratios/Supplemental Data
                  ---------------------------------------------------------------------------------
                             Before Credit/           After           After Credit/
                             Reimbursement      Reimbursement(b)     Reimbursement(c)
FLORIDA                   ------------------   ------------------   ------------------
                                       Ratio                Ratio                Ratio
                                      of Net               of Net               of Net
                                     Invest-              Invest-              Invest-
                          Ratio of      ment   Ratio of      ment   Ratio of      ment
                          Expenses    Income   Expenses    Income   Expenses    Income
                   Ending       to        to         to        to         to        to
                      Net  Average   Average    Average   Average    Average   Average   Portfolio
 Year Ended        Assets      Net       Net        Net       Net        Net       Net    Turnover
 May 31,            (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------
 Class A (6/90)
 2002(e)         $246,794      .87%*    5.24%*      .87%*    5.24%*      .86%*    5.24%*         8%
 2001             239,837      .88      5.42        .88      5.42        .87      5.43          22
 2000             250,178     1.02      5.27       1.02      5.27       1.01      5.28          18
 1999             297,505      .84      5.00        .84      5.00        .84      5.00          19
 1998             292,399      .84      5.13        .84      5.13        .84      5.13          14
 1997             296,970      .96      5.20        .82      5.34        .82      5.34          54
 Class B (2/97)
 2002(e)           24,756     1.62*     4.48*      1.62*     4.48*      1.61*     4.49*          8
 2001              22,629     1.63      4.67       1.63      4.67       1.62      4.68          22
 2000              17,476     1.79      4.52       1.79      4.52       1.78      4.53          18
 1999              15,768     1.59      4.25       1.59      4.25       1.59      4.25          19
 1998               5,266     1.59      4.35       1.59      4.35       1.59      4.35          14
 1997(d)              785     1.58*     4.52*      1.58*     4.52*      1.58*     4.52*         54
 Class C (9/95)
 2002(e)           22,923     1.42*     4.69*      1.42*     4.69*      1.41*     4.69*          8
 2001              19,961     1.43      4.87       1.43      4.87       1.42      4.88          22
 2000              17,167     1.59      4.72       1.59      4.72       1.58      4.73          18
 1999              16,034     1.39      4.45       1.39      4.45       1.39      4.45          19
 1998               7,646     1.39      4.58       1.39      4.58       1.39      4.58          14
 1997               5,130     1.46      4.64       1.35      4.75       1.35      4.75          54
 Class R (2/97)
 2002(e)           60,344      .67*     5.44*       .67*     5.44*       .66*     5.44*          8
 2001              58,694      .68      5.62        .68      5.62        .67      5.63          22
 2000              56,943      .83      5.47        .83      5.47        .82      5.48          18
 1999              61,496      .64      5.20        .64      5.20        .64      5.20          19
 1998              56,428      .64      5.33        .64      5.33        .64      5.33          14
 1997(d)           54,247      .64*     5.55*       .64*     5.55*       .64*     5.55*         54
--------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.


                                See accompanying notes to financial statements.

-----
16

Fund Information


Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787



NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

     Serving
Investors
     For Generations


A 100-Year Tradition of Quality Investments

John Nuveen, Sr.
[PHOTO OF JOHN NUVEEN SR. APPEARS HERE]

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

Nuveen
     Investments



--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds

--------------------------------------------------------------------------------
                                       Semiannual Report dated November 30, 2001
                                   ---------------------------------------------


Dependable, tax-free income to help you keep more of what you earn.




                             [PHOTOS APPEAR HERE]



                                             Nuveen Maryland Municipal Bond Fund
                                         Nuveen Pennsylvania Municipal Bond Fund
                                             Nuveen Virginia Municipal Bond Fund

--------------------------------------------------------------------------------
Less mail more freedom with online fund reports

There is a new way to receive your Nuveen Fund updates faster than ever. Nuveen now can link you with electronic versions of the important financial information we send you by regular mail.

By registering for online access via the internet, you will be able to view and save the Fund information you currently receive in the mail. This information can be stored on your computer and retrieved any time. In addition, you can select only the specific pages you want to view or print.

With this new service, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report - all you have to do is click your computer mouse on the internet address provided. You'll be saving time, as well as saving your Fund paper, printing and distribution expenses.

Registering for electronic access is easy and only takes a few minutes. (see below)

The e-mail address you provide is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

Sign up today -- here's what you need to do...

================================================================================

If your Nuveen Fund dividends are
PAID TO YOUR BROKERAGE ACCOUNT,
follow the steps outlined below:

1.  Go to www.investordelivery.com

2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address sheet.

3. You'll be taken to a page with several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address
    (yourID@providerID.com), and a personal, 4-digit PIN of your choice. (Pick a number that's easy to remember.)

4. Click Submit. Confirm the information you just entered is correct, then click Submit again.

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    back through these steps to make sure all the information is correct.

6. Use this same process if you need to change your registration information or cancel internet viewing.

If your Nuveen Fund dividends
COME DIRECTLY TO YOU FROM NUVEEN,
follow the steps outlined below:

1.  Go to www.nuveen.com

2. Select the Access Account tab. Select the E-Report Enrollment section. Click on Enrollment Page.

3. You'll be taken to a screen that asks for your social security number and e-mail address. Fill in this information, then click Enroll.

4. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5. Use this same process if you need to change your registration information or cancel internet viewing.


Must be predeced by or accompanied by a prospectus.

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

In the aftermath of September 11, the financial markets have reacted with volatility and uncertainty as investors attempt to better understand how the U.S. and world economies are likely to perform in the months ahead. It's too soon to tell what the long-term impact will be on the markets or your Fund, but one thing that is increasingly clear to us is that a diversified portfolio that includes high quality municipal bonds can leave you well positioned to reduce overall investment volatility.

For example, during the period covered by this report, your Nuveen Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Fund Spotlight later in this report.

In addition to providing you with high current income exempt from federal taxes, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and broad trading execution by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth and establish a lasting legacy. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you invest well and leave your mark for future generations. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
January 15, 2002

================================================================================

Dear Shareholder...............................  1
Market Commentary..............................  2
Maryland Spotlight.............................  3
Pennsylvania Spotlight.........................  4
Virginia Spotlight.............................  5
Portfolio of Investments.......................  6
Statement of Net Assets........................ 21
Statement of Operations........................ 22
Statement of Changes in Net Assets............. 23
Notes to Financial Statements.................. 25
Financial Highlights........................... 31
Fund Information............................... 37

--------------------------------------------------------------------------------
Market Commentary

Nuveen Research
================================================================================

Continued uncertainty and volatile equity markets characterized the economic landscape over the six-months ended November 30, 2001. Many observers now believe that the United States has been in a recession since the spring. Since our last report, unemployment has risen, corporate capital expenditures have dropped and indicators of consumer sentiment have declined. The Federal Reserve has responded by cutting the fed funds rate 11 times through the course of 2001 to eventually reach 1.75%, the lowest level in 40 years.

Partially as a result of these lower rates and weaker economic conditions, the general municipal market performed well over this reporting period. The yield of the widely followed Bond Buyer 20 Municipal Bond Index fell to 5.15% as of November 30, 2001, compared with 5.28% six months earlier. Low interest rates and a slowing economy also caused new municipal issuance to grow, with new issue supply topping $252 billion for the 11 months ended November 30, 2001, a 37% increase over the same period in 2000.

Some of this increase in volume may have been driven by economic conditions that made it more difficult for municipalities to finance projects from current revenues. The erosion of tax bases caused by the declining economy, increased expenses for Medicaid, additional unemployment compensation claims, and unanticipated expenses related to homeland security may cause issuers to continue feeling the pinch in revenues as we head into 2002. Some recent surveys of governors and state budget officers indicate that state budget shortfalls for fiscal year 2002 could rise to between $40 and $50 billion.
While the rainy-day funds which states built up over the prolonged growth during the mid- to late-1990s should leave states in a better position than they were in the previous recession of 1991-92, some officials now fear that this recession, and thus also state budget shortfalls, may be deeper than last time.

As we look toward the next six to twelve months, we anticipate there may be some degree of improvement in the economy, given the government's focus on stimulating consumer demand. However, since many consumers are already carrying large amounts of personal debt, near-term recovery may be muted until corporate capital expenditures start to rebound. Absent global deflation, we expect the fed funds rate to remain stable or gradually to drift higher as we move through 2002.

--------------------------------------------------------------------------------
Fund Spotlight

As of November 30, 2001                     Nuveen Maryland Municipal Bond Fund
================================================================================
Quick Facts
                       A Shares      B Shares       C Shares          R Shares
--------------------------------------------------------------------------------
NAV                     $ 10.25     $ 10.26          $ 10.25           $ 10.28
--------------------------------------------------------------------------------
Latest Dividend/1/      $0.0400     $0.0335          $0.0355           $0.0420
--------------------------------------------------------------------------------
CUSIP                 67065L831   67065L823        67065L815         67065L799
--------------------------------------------------------------------------------
Inception Date             9/94        3/97             9/94             12/91
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/
A Shares                            NAV          Offer

1-Year                            8.28%          3.79%
------------------------------------------------------
5-Year                            4.70%          3.81%
------------------------------------------------------
Since Inception                   5.74%          5.27%
------------------------------------------------------

B Shares                       w/o CDSC         w/CDSC

1-Year                            7.47%          3.47%
------------------------------------------------------
5-Year                            3.95%          3.78%
------------------------------------------------------
Since Inception                   5.14%          5.14%
------------------------------------------------------

C Shares                                           NAV

1-Year                                           7.72%
------------------------------------------------------
5-Year                                           4.13%
------------------------------------------------------
Since Inception                                  5.07%
------------------------------------------------------

R Shares                                           NAV

1-Year                                           8.47%
------------------------------------------------------
5-Year                                           4.92%
------------------------------------------------------
Since Inception                                  5.98%
------------------------------------------------------

Tax-Free Yields as of 11/30/01

A Shares                            NAV          Offer

SEC 30-Day Yield                  4.21%          4.03%
------------------------------------------------------
Taxable-Equivalent Yield/3/       6.38%          6.11%
------------------------------------------------------

B Shares                                           NAV

SEC 30-Day Yield                                 3.45%
------------------------------------------------------
Taxable-Equivalent Yield/3/                      5.23%
------------------------------------------------------

C Shares                                           NAV

SEC 30-Day Yield                                 3.65%
------------------------------------------------------
Taxable-Equivalent Yield/3/                      5.53%
------------------------------------------------------

R Shares                                           NAV

SEC 30-Day Yield                                 4.41%
------------------------------------------------------
Taxable-Equivalent Yield/3/                      6.68%
------------------------------------------------------

Annualized Total Returns as of 9/30/01/2/

A Shares                            NAV          Offer

1-Year                            9.95%          5.33%
------------------------------------------------------
5-Year                            5.13%          4.22%
------------------------------------------------------
Since Inception                   5.81%          5.33%
------------------------------------------------------


B Shares                       w/o CDSC         w/CDSC

1-Year                            9.12%          5.12%
------------------------------------------------------
5-Year                            4.38%          4.21%
------------------------------------------------------
Since Inception                   5.20%          5.20%
------------------------------------------------------

C Shares                                           NAV

1-Year                                           9.36%
------------------------------------------------------
5-Year                                           4.55%
------------------------------------------------------
Since Inception                                  5.14%
------------------------------------------------------

R Shares                                           NAV

1-Year                                          10.12%
------------------------------------------------------
5-Year                                           5.35%
------------------------------------------------------
Since Inception                                  6.05%

Top Five Sectors/4/

Housing (Multifamily)                              19%
------------------------------------------------------
Tax Obligation (Limited)                           14%
------------------------------------------------------
Education and Civic Organizations                  12%
------------------------------------------------------
Healthcare                                         11%
------------------------------------------------------
Housing (Single Family)                             9%
------------------------------------------------------

Portfolio Statistics

Total Net Assets                         $85.8 million
------------------------------------------------------
Average Duration                                  6.44
------------------------------------------------------
Average Effective Maturity                 19.55 years
------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

Fund Spotlight
As of November 30, 2001                  Nuveen Pennsylvania Municipal Bond Fund

Quick Facts
                                             A Shares    B Shares    C Shares    R Shares
-----------------------------------------------------------------------------------------
NAV                                           $ 10.25     $ 10.27     $ 10.24     $ 10.25
-----------------------------------------------------------------------------------------
Latest Dividend/1/                            $0.0435     $0.0375     $0.0390     $0.0455
-----------------------------------------------------------------------------------------
CUSIP                                       67065L740   67065L732   67065L724   67065L716
-----------------------------------------------------------------------------------------
Inception Date                                  10/86        2/97        2/94        2/97
-----------------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/
A Shares                                           NAV       Offer
1-Year                                           9.62%       5.03%
------------------------------------------------------------------
5-Year                                           5.37%       4.47%
------------------------------------------------------------------
10-Year                                          6.39%       5.93%
------------------------------------------------------------------

B Shares                                      w/o CDSC      w/CDSC
1-Year                                           8.83%       4.83%
------------------------------------------------------------------
5-Year                                           4.63%       4.47%
------------------------------------------------------------------
10-Year                                          5.89%       5.89%
------------------------------------------------------------------

C Shares                                                       NAV
1-Year                                                       9.05%
------------------------------------------------------------------
5-Year                                                       4.79%
------------------------------------------------------------------
10-Year                                                      5.81%
------------------------------------------------------------------

R Shares                                                       NAV
1-Year                                                       9.95%
------------------------------------------------------------------
5-Year                                                       5.58%
------------------------------------------------------------------
10-Year                                                      6.50%
------------------------------------------------------------------

Tax-Free Yields as of 11/30/01
A Shares                                           NAV       Offer
SEC 30-Day Yield                                 4.62%       4.43%
------------------------------------------------------------------
Taxable-Equivalent Yield/3/                      6.84%       6.56%
------------------------------------------------------------------

B Shares    NAV
SEC 30-Day Yield                                             3.86%
------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                  5.72%
------------------------------------------------------------------

C Shares                                                       NAV
SEC 30-Day Yield                                             4.06%
------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                  6.01%
------------------------------------------------------------------

R Shares                                                       NAV
SEC 30-Day Yield                                             4.82%
------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                  7.14%
------------------------------------------------------------------

Annualized Total Returns as of 9/30/01/2/
A Shares                                           NAV       Offer
1-Year                                          10.85%       6.18%
------------------------------------------------------------------
5-Year                                           5.81%       4.90%
------------------------------------------------------------------
10-Year                                          6.47%       6.01%
------------------------------------------------------------------

B Shares                                      w/o CDSC      w/CDSC
1-Year                                          10.05%       6.05%
------------------------------------------------------------------
5-Year                                           5.08%       4.92%
------------------------------------------------------------------
10-Year                                          5.97%       5.97%
------------------------------------------------------------------

C Shares                                                       NAV
------------------------------------------------------------------
1-Year                                                      10.27%
------------------------------------------------------------------
5-Year                                                       5.24%
------------------------------------------------------------------
10-Year                                                      5.89%
------------------------------------------------------------------

R Shares                                                       NAV
1-Year                                                      11.06%
------------------------------------------------------------------
5-Year                                                       6.02%
------------------------------------------------------------------
10-Year                                                      6.57%
------------------------------------------------------------------

Top Five Sectors/4/
Education and Civic Organizations                              20%
------------------------------------------------------------------
U.S. Guaranteed                                                14%
------------------------------------------------------------------
Healthcare                                                     13%
------------------------------------------------------------------
Long-Term Care                                                 12%
------------------------------------------------------------------
Transportation                                                  8%
------------------------------------------------------------------

Portfolio Statistics
Total Net Assets                                    $143.3 million
------------------------------------------------------------------
Average Duration                                              8.01
------------------------------------------------------------------
Average Effective Maturity                             21.16 years
------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------
Fund Spotlight

As of November 30, 2001                      Nuveen Virginia Municipal Bond Fund
================================================================================

Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $10.74       $10.73       $10.72       $10.73
--------------------------------------------------------------------------------
Latest Dividend/1/                $0.0440      $0.0375      $0.0390      $0.0460
--------------------------------------------------------------------------------
CUSIP                           67065L690    67065L682    67065L674    67065L666
--------------------------------------------------------------------------------
Inception Date                       3/86         2/97        10/93         2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/

A Shares                                           NAV                     Offer
1-Year                                           7.75%                     3.21%
--------------------------------------------------------------------------------
5-Year                                           5.27%                     4.37%
--------------------------------------------------------------------------------
10-Year                                          6.38%                     5.93%
--------------------------------------------------------------------------------

B Shares                                      w/o CDSC                    w/CDSC

1-Year                                           6.98%                     2.98%
--------------------------------------------------------------------------------
5-Year                                           4.49%                     4.32%
--------------------------------------------------------------------------------
10-Year                                          5.85%                     5.85%
--------------------------------------------------------------------------------

C Shares                                                                     NAV

1-Year                                                                     7.11%
--------------------------------------------------------------------------------
5-Year                                                                     4.67%
--------------------------------------------------------------------------------
10-Year                                                                    5.79%
--------------------------------------------------------------------------------

R Shares                                                                     NAV

1-Year                                                                     7.99%
--------------------------------------------------------------------------------
5-Year                                                                     5.48%
--------------------------------------------------------------------------------
10-Year                                                                    6.49%
--------------------------------------------------------------------------------

Tax-Free Yields as of 11/30/01

A Shares                                           NAV                     Offer
--------------------------------------------------------------------------------
SEC 30-Day Yield                                 4.13%                     3.95%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/3/                      6.31%                     6.03%
--------------------------------------------------------------------------------

B Shares                                                                     NAV

SEC 30-Day Yield                                                           3.37%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                                5.15%
--------------------------------------------------------------------------------

C Shares                                                                     NAV

SEC 30-Day Yield                                                           3.57%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                                5.45%
--------------------------------------------------------------------------------

R Shares                                                                     NAV

SEC 30-Day Yield                                                           4.33%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                                6.61%
--------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/01/2/

A Shares                                           NAV                     Offer

1-Year                                           8.80%                     4.20%
--------------------------------------------------------------------------------
5-Year                                           5.70%                     4.80%
--------------------------------------------------------------------------------
10-Year                                          6.47%                     6.01%
--------------------------------------------------------------------------------

B Shares                                      w/o CDSC                    w/CDSC

1-Year                                           8.02%                     4.02%
--------------------------------------------------------------------------------
5-Year                                           4.93%                     4.76%
--------------------------------------------------------------------------------
10-Year                                          5.94%                     5.94%
--------------------------------------------------------------------------------

C Shares                                                                     NAV

1-Year                                                                     8.16%
--------------------------------------------------------------------------------
5-Year                                                                     5.10%
--------------------------------------------------------------------------------
10-Year                                                                    5.87%
--------------------------------------------------------------------------------

R Shares                                                                     NAV

1-Year                                                                     9.05%
--------------------------------------------------------------------------------
5-Year                                                                     5.90%
--------------------------------------------------------------------------------
10-Year                                                                    6.57%
--------------------------------------------------------------------------------

Top Five Sectors/4/

U.S. Guaranteed                                                              18%
--------------------------------------------------------------------------------
Water and Sewer                                                              12%
--------------------------------------------------------------------------------
Education and Civic Organizations                                            11%
--------------------------------------------------------------------------------
Transportation                                                               10%
--------------------------------------------------------------------------------
Tax Obligation (Limited)                                                      9%
--------------------------------------------------------------------------------

Portfolio Statistics

Total Net Assets                                                  $224.0 million
--------------------------------------------------------------------------------
Average Duration                                                            5.87
--------------------------------------------------------------------------------
Average Effective Maturity                                           16.57 years
--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

                 Portfolio of Investments (Unaudited)
                 Nuveen Maryland Municipal Bond Fund
                 November 30, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Basic Materials - 1.8%

      $ 1,500 Mayor and City Council of       4/02 at 103       AA- $ 1,565,010
               Baltimore, Maryland, Port
               Facilities Revenue Bonds
               (Consolidation Coal Sales
               Company Project), Series
               1984B, 6.500%, 10/01/11

-------------------------------------------------------------------------------
              Capital Goods - 0.6%

          500 Northeast Maryland Waste        1/09 at 101       BBB     486,315
               Disposal Authority,
               Resource Recovery Revenue
               Bonds (Baltimore RESCO
               Retrofit Project), Series
               1998, 4.750%, 1/01/12
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 1.8%

              The Children's Trust Fund,
               Puerto Rico, Tobacco
               Settlement Asset-Backed
               Bonds, Series 2000:
        1,180  5.750%, 7/01/20                7/10 at 100       Aa3   1,242,375
          250  6.000%, 7/01/26                7/10 at 100       Aa3     264,495

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 12.3%

        1,000 Maryland Economic               6/09 at 102      Baa3   1,020,150
               Development Corporation,
               Student Housing Revenue
               Bonds (Collegiate Housing
               Foundation - Salisbury
               Project), Series 1999A,
               6.000%, 6/01/19

              Maryland Economic
              Development Corporation,
              Student Housing Revenue
              Bonds (Collegiate Housing
              Foundation - University
              Courtyard Project), Series
              1999A:
        1,250  5.750%, 6/01/19                6/09 at 102      Baa3   1,247,950
          250  5.750%, 6/01/24                6/09 at 102      Baa3     248,905

          600 Maryland Economic               7/11 at 101         A     621,660
               Development Corporation,
               Student Housing Revenue
               Bonds (University Village
               at Sheppard Pratt), Series
               2001, 5.875%, 7/01/21

          500 Maryland Economic               7/11 at 100       AAA     525,590
               Development Corporation,
               Utility Infrastructure
               Revenue Bonds (University
               of Maryland - College Park
               Project), 2001 Series,
               5.375%, 7/01/16

          500 Maryland Health and Higher      7/08 at 102      BBB-     506,120
               Educational Facilities
               Authority, Educational
               Facilities Leasehold
               Mortgage Revenue Bonds,
               McLean School Issue,
               6.000%, 7/01/31

              Maryland Health and Higher
              Educational Facilities
              Authority, Revenue Bonds,
              Bullis School Issue,
              Series 2000:
          250  5.250%, 7/01/25                1/11 at 101       AAA     255,153
          500  5.250%, 7/01/30                1/11 at 101       AAA     509,025

              Maryland Health and Higher
              Educational Facilities
              Authority, Educational
              Facilities Mortgage Revenue
              Bonds, Green Acres School
              Issue, Series 1998:
          665  5.300%, 7/01/18                7/06 at 102      BBB-     642,204
        1,525  5.300%, 7/01/28                7/06 at 102      BBB-   1,423,176

        1,000 Maryland Health and Higher      7/08 at 102        AA   1,010,330
               Educational Facilities
               Authority, Refunding
               Revenue Bonds, Johns
               Hopkins University Issue,
               Series 1998, 5.125%,
               7/01/20

        1,500 Morgan State University,       No Opt. Call       AAA   1,734,900
               Maryland, Academic Fees
               and Auxiliary Facilities
               Fees Revenue Refunding
               Bonds, 1993 Series,
               6.100%, 7/01/20

          750 University of Puerto Rico,      6/10 at 100       AAA     810,405
               University System Revenue
               Bonds, Series O, 5.750%,
               6/01/19

-------------------------------------------------------------------------------
              Healthcare - 10.8%

        2,165 City of Gaithersburg,          No Opt. Call       AAA   2,547,945
               Maryland, Nursing Home
               Revenue Refunding Bonds
               (Shady Grove Adventist
               Nursing and Rehabilitation
               Center Project), Series
               1992A, 6.500%, 9/01/12

        2,000 Maryland Health and Higher      6/09 at 101         A   2,025,240
               Educational Facilities
               Authority, Kaiser
               Permanente Revenue Bonds,
               1998
               Series A, 5.375%, 7/01/15

          750 Maryland Health and Higher      7/10 at 101      Baa1     822,720
               Educational Facilities
               Authority, Revenue Bonds,
               University of Maryland
               Medical System Issue,
               Series 2000, 6.750%,
               7/01/30

        1,000 Maryland Health and Higher      7/03 at 102       AAA   1,017,840
               Educational Facilities
               Authority, Refunding
               Revenue Bonds, Francis
               Scott Key Medical Center
               Issue, Series 1993,
               5.000%, 7/01/13

          500 Maryland Health and Higher      7/11 at 100        A+     479,440
               Educational Facilities
               Authority, Revenue Bonds
               (Greater Baltimore Medical
               Center), Series 2001,
               5.000%, 7/01/34 (WI,
               settling 12/06/01)

              Prince George's County,
              Maryland, Project and
              Refunding Revenue Bonds,
              Dimensions Health
              Corporation Issue, Series
              1994:
          155  4.750%, 7/01/03               No Opt. Call        B3     104,558
          295  4.850%, 7/01/04               No Opt. Call        B3     191,163
        2,000  5.375%, 7/01/14                7/04 at 102        B3   1,017,080

        1,000 Puerto Rico Industrial,         1/05 at 102       AAA   1,088,940
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue Bonds
               (Hospital Auxilio Mutuo
               Obligated Group Project),
               1995 Series A, 6.250%,
               7/01/16

--------------------------------------------------------------------------------
6

    Principal                                Optional Call               Market
 Amount (000) Description                      Provisions* Ratings**      Value
-------------------------------------------------------------------------------
              Housing/Multifamily -
               18.8%

       $  750 Baltimore County,               10/08 at 102       AAA $  741,938
               Maryland, Mortgage
               Revenue Refunding Bonds
               (GNMA Collateralized -
                Cross Creek Apartments
               Project), Series 1998A,
               5.250%, 10/20/33

        1,000 Baltimore City, Maryland,       12/02 at 102       AAA  1,031,720
               Mortgage Revenue
               Refunding Bonds (GNMA
               Collateralized - Tindeco
               Wharf Apartments
               Project), Series 1992,
               6.700%, 12/20/28

        1,000 Howard County, Maryland,         7/02 at 102       AAA  1,025,360
               Mortgage Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loan -
                Howard Hills Townhouses
               Project), Series 1992,
               6.400%, 7/01/24

        2,000 Howard County, Maryland,         7/02 at 104      Baa2  2,093,820
               Multifamily Housing
               Revenue Refunding Bonds
               (Chase Glen Project),
               Series 1994, 7.000%,
               7/01/24 (Mandatory put
               7/01/04)

              Community Development
              Administration,
              Department of Housing and
              Community Development,
              Maryland, Multifamily
              Housing Revenue Bonds
              (Insured Mortgage Loans),
              1992 Series D:
          700  6.700%, 5/15/27                 5/02 at 102       Aa3    717,619
          500  6.750%, 5/15/33                 5/02 at 102       Aa3    512,650

        1,000 Community Development            1/09 at 101       Aa2    990,200
               Administration,
               Department of Housing
               and Community
               Development, Maryland,
               Housing Revenue Bonds,
               1999 Series A, 5.350%,
               7/01/41 (Alternative
               Minimum Tax)

        1,000 Community Development            1/10 at 100       Aa2  1,045,050
               Administration,
               Department of Housing
               and Community
               Development, Maryland,
               Housing Revenue Bonds,
               Series 1999B, 6.250%,
               7/01/32 (Alternative
               Minimum Tax)

        1,000 Community Development       10/08 at 101 1/2       Aaa    980,280
               Administration,
               Department of Housing
               and Community
               Development, Maryland,
               Multifamily Development
               Revenue Bonds (Auburn
               Manor Project), Series
               1998A, 5.300%, 10/01/28
               (Alternative Minimum
               Tax)

        1,000 Montgomery County Housing        7/05 at 102       Aa2  1,038,300
               Opportunities
               Commission, Maryland,
               Multifamily Housing
               Revenue Bonds, 1995
               Series A, 6.000%,
               7/01/20

        2,420 Montgomery County Housing        7/08 at 101       Aaa  2,374,915
               Opportunities
               Commission, Maryland,
               Multifamily Housing
               Development Bonds, 1998
               Series A, 5.250%,
               7/01/29 (Alternative
               Minimum Tax)

        1,550 Prince George's County           1/02 at 102       AAA  1,582,767
               Housing Authority,
               Maryland, Mortgage
               Revenue Refunding Bonds
               (FHA-Insured - New
               Keystone Apartments),
               Series A, 6.800%,
               7/01/25

          860 Prince George's County           5/02 at 100       AAA    860,267
               Housing Authority,
               Maryland, Mortgage
               Revenue Refunding Bonds
               (GNMA Collateralized -
                Foxglenn Apartments
               Project), Series 1998A,
               5.450%, 11/20/14
               (Alternative Minimum
               Tax)

        1,000 Prince George's County           9/09 at 102       AAA  1,038,690
               Housing Authority,
               Maryland, Mortgage
               Revenue Bonds (GNMA
               Collateralized -
                University Landing at
               Langley Apartments
               Project), Series 1999,
               6.100%, 3/20/41
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               9.3%

        1,145 Community Development            9/09 at 100       Aa2  1,195,609
               Administration,
               Department of Housing
               and Community
               Development, Maryland,
               Residential Revenue
               Bonds, 2000 Series B,
               6.150%, 9/01/32
               (Alternative Minimum
               Tax)

          495 Community Development            3/10 at 100       Aa2    523,685
               Administration,
               Department of Housing
               and Community
               Development, Maryland,
               Residential Revenue
               Bonds, 2000 Series D,
               6.250%, 9/01/32
               (Alternative Minimum
               Tax)

        1,480 Community Development            9/10 at 100       Aa2  1,506,877
               Administration,
               Department of Housing
               and Community
               Development, Maryland,
               Residential Revenue
               Bonds, Series H, 5.800%,
               9/01/32 (Alternative
               Minimum Tax)

        1,485 Montgomery County Housing        7/04 at 102       Aa2  1,568,843
               Opportunities
               Commission, Maryland,
               Single Family Mortgage
               Revenue Bonds, 1994
               Series A, 6.600%,
               7/01/14

        2,885 Prince George's County           8/07 at 102       AAA  2,965,693
               Housing Authority,
               Maryland,
               FHLMC/FNMA/GNMA
               Collateralized Single
               Family Mortgage Revenue
               Bonds, Series 1997,
               5.750%, 8/01/26
               (Alternative Minimum
               Tax)

          200 Prince George's County          No Opt. Call       AAA    210,654
               Housing Authority,
               Maryland,
               FHLMC/FNMA/GNMA
               Collateralized Single
               Family Mortgage Revenue
               Bonds, Series 2000A,
               6.150%, 8/01/19

-------------------------------------------------------------------------------
              Long-Term Care - 3.2%

              Carroll County, Maryland,
              Revenue Bonds (Fairhaven
              and Copper Ridge), EMA
              Obligated Group Issue,
              Refunding Series 1999A:
          500  5.500%, 1/01/19                 1/09 at 101        AA    512,365
          500  5.625%, 1/01/25                 1/09 at 101        AA    515,755

--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen Maryland Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Long-Term Care
              (continued)

      $ 1,725 Maryland Economic               4/11 at 102       N/R $ 1,758,155
               Development Corporation,
               Revenue Bonds (Health
               and Mental Hygiene
               Providers Facilities
               Acquisition Program),
               Series 1996A, 7.625%,
               4/01/21

-------------------------------------------------------------------------------
              Tax Obligation/General -
               8.0%

        1,000 Baltimore County                6/11 at 101       AAA   1,002,170
               Metropolitan District,
               Maryland, General
               Obligation Bonds, 67th
               Issue, 5.000%, 6/01/25

          500 Villages of Lake                7/10 at 102        AA     508,320
               Linganore Community
               Development Authority,
               Frederick County,
               Maryland, Special
               Obligation Bonds, Series
               2001A, 5.600%, 7/01/20

        3,000 State of Maryland, State       No Opt. Call       Aaa   3,895,140
               and Local Facilities,
               General Obligation
               Bonds, PA-816-R RITES
               2001, 13.083%, 3/01/15
               (IF)

        1,000 Montgomery County,              1/10 at 101       AAA   1,117,190
               Maryland, General
               Obligation Consolidated
               Public Improvement Bonds
               of 2000,
               Series A, 5.750%,
               1/01/19

          300 Northern Mariana Islands        6/10 at 100         A     312,663
               Commonwealth, General
               Obligation Bonds, Series
               2000A, 6.000%, 6/01/20

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               14.1%

        1,250 Anne Arundel County,            7/09 at 102       N/R   1,337,288
               Maryland, Special
               Obligation Bonds
               (Arundel Mills Project),
               Series 1999, 7.100%,
               7/01/29

        1,000 Mayor and City Council of      10/07 at 102       AAA   1,015,810
               Baltimore, Maryland,
               Certificates of
               Participation (Emergency
               Telecommunications
               Facilities), Series
               1997A, 5.000%, 10/01/17

        1,500 City of Baltimore,              9/08 at 102       AAA   1,508,865
               Maryland, Mayor and City
               Council of Baltimore,
               Convention Center
               Refunding Revenue Bonds,
               Series 1998, 5.000%,
               9/01/19

        1,110 Maryland Department of          6/10 at 101       Aaa   1,200,321
               Housing and Community
               Development, Community
               Development
               Administration,
               Infrastructure Financing
               Bonds (MBIA-Insured),
               2000 Series A, 5.875%,
               6/01/30

          900 Maryland Department of         10/10 at 101       AA+     935,037
               Transportation,
               Certificates of
               Participation, Series
               2000, 5.500%, 10/15/18
               (Alternative Minimum
               Tax)

        1,760 Maryland Stadium               12/04 at 102       AAA   1,869,912
               Authority, Convention
               Center Expansion Lease
               Revenue Bonds, Series
               1994, 5.875%, 12/15/12

          500 New Baltimore City Board       11/10 at 100       AA+     518,120
               of School Commissioners,
               Maryland, School System
               Revenue Bonds, Series
               2000, 5.125%, 11/01/15

        1,000 Puerto Rico Highway and         7/10 at 101       AAA   1,102,880
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B, 5.750%,
               7/01/16

        1,500 Virgin Islands Public          10/10 at 101      BBB-   1,624,515
               Finance Authority,
               Revenue Bonds (Gross
               Receipts Taxes Loan
               Note), Series 1999A,
               6.500%, 10/01/24

        1,000 Washington Suburban             6/07 at 100       AAA   1,011,020
               Sanitary District,
               Montgomery and Prince
               George's Counties,
               Maryland, General
               Construction Bonds of
               1997, 5.125%, 6/01/19

-------------------------------------------------------------------------------
              Transportation - 3.2%

        1,000 Maryland Transportation         7/02 at 100        A+   1,020,810
               Authority, Revenue Bonds
               (Transportation
               Facilities Projects),
               Series 1992,
               5.750%, 7/01/15

        1,000 Puerto Rico Ports               6/06 at 102        BB     825,210
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996
               Series A, 6.250%,
               6/01/26 (Alternative
               Minimum Tax)

          900 Washington Metropolitan         1/04 at 102       AAA     924,732
               Area Transit Authority,
               District of Columbia,
               Gross Revenue Transit
               Refunding Bonds, Series
               1993, 5.250%, 7/01/14

-------------------------------------------------------------------------------
              U.S. Guaranteed - 5.0%

          600 City of Baltimore,             10/02 at 100       AAA     623,688
               Maryland, Mayor and City
               Council of Baltimore,
               General Obligation
               Consolidated Public
               Improvement Bonds of
               1992, Series A, 6.500%,
               10/15/12 (Pre-refunded
               to 10/15/02)

          700 Maryland National Capital       7/02 at 102     AA***     730,884
               Park and Planning
               Commission, Prince
               George's County,
               Maryland, General
               Obligation Park
               Acquisition and
               Development Bonds,
               Series L-2, 6.125%,
               7/01/10 (Pre-refunded to
               7/01/02)

          345 Maryland Transportation        No Opt. Call       AAA     403,291
               Authority, Revenue Bonds
               (Transportation
               Facilities Project),
               First Series
               Refunding, 6.800%,
               7/01/16

          500 Commonwealth of Puerto      7/02 at 101 1/2       AAA     521,025
               Rico, General Obligation
               Public Improvement Bonds
               of 1992, 6.600%, 7/01/13
               (Pre-refunded to
               7/01/02)

              Puerto Rico
               Infrastructure Financing
               Authority, Special
               Obligation Bonds, 2000
               Series A:
          750  5.500%, 10/01/20              10/10 at 101       AAA     794,048
        1,175  5.500%, 10/01/40              10/10 at 101       AAA   1,229,790

--------------------------------------------------------------------------------
8

    Principal                              Optional Call                Market
 Amount (000) Description                    Provisions* Ratings**       Value
------------------------------------------------------------------------------
              Utilities - 4.2%

      $ 1,000 Maryland Energy Financing      9/05 at 102       N/R $ 1,049,800
               Administration, Limited
               Obligation Congeneration
               Revenue Bonds (AES
               Warrior Run Project),
               Series 1995, 7.400%,
               9/01/19 (Alternative
               Minimum Tax)

        1,000 Montgomery County,             6/03 at 102       AAA   1,038,080
               Maryland, Solid Waste
               System Revenue Bonds,
               1993 Series A, 5.875%,
               6/01/13 (Alternative
               Minimum Tax)

        1,500 Prince George's County,        1/03 at 102        A1   1,555,005
               Maryland, Pollution
               Control Revenue Refunding
               Bonds (Potomac Electric
               Project), 1993 Series,
               6.375%, 1/15/23

------------------------------------------------------------------------------
              Water and Sewer - 4.8%

        1,000 City of Baltimore,            No Opt. Call       AAA   1,014,210
               Maryland, Mayor and City
               Council of Baltimore,
               Project and Refunding
               Revenue Bonds (Water
               Projects), Series 1994-A,
               5.000%, 7/01/24

          750 City of Baltimore,             7/08 at 101       AAA     749,970
               Maryland, Mayor and City
               Council of Baltimore,
               Project and Refunding
               Revenue Bonds (Water
               Projects), Series 1998-A,
               5.000%, 7/01/28

        1,500 City of Baltimore,             7/06 at 101       AAA   1,547,580
               Maryland, Mayor and City
               Council of Baltimore,
               Project and Refunding
               Revenue Bonds (Water
               Projects), Series 1996-A,
               5.500%, 7/01/26

              City of Baltimore,
              Maryland, Mayor and City
              Council of Baltimore,
              Project and Refunding
              Revenue Bonds (Water
              Projects), Series 2000-A:
          500  6.000%, 7/01/15               7/10 at 100       AAA     558,754
          250  6.000%, 7/01/19               7/10 at 100       AAA     275,422

------------------------------------------------------------------------------
      $81,570 Total Investments (cost                               84,021,451
               $82,171,650) - 97.9%
------------------------------------------------------------------------------
------------

              Short-Term Investments -
               0.9%

      $   750 Puerto Rico Government                        VMIG-1     750,000
               Development Bank, Revenue
               Refunding Bonds, Series
               1985, Variable Rate
               Demand Bonds, 1.170%,
               12/01/15+
------------
         ---------------------------------------------------------------------

              Other Assets Less                                      1,033,257
               Liabilities - 1.2%
         ---------------------------------------------------------------------
              Net Assets - 100%                                    $85,804,708
         ---------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.
         (WI) Security purchased on a when-issued basis.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term securi-ty. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Pennsylvania Municipal Bond Fund
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Capital Goods - 2.2%

     $  3,000 Delaware County Industrial     1/08 at 102       BBB $  3,090,060
               Development Authority,
               Pennsylvania, Refunding
               Revenue Bonds (Resource
               Recovery Facility),
               Series 1997A, 6.200%,
               7/01/19

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 20.0%

        3,000 Allegheny County Higher        2/06 at 102      Baa3    3,059,040
               Educational Building
               Authority, Pennsylvania,
               College Revenue Bonds
               (Robert Morris College),
               Series 1996A, 6.250%,
               2/15/26

              Allegheny County Higher
              Educational Building
              Authority, Pennsylvania,
              College Revenue Refunding
              Bonds (Robert Morris
              College), Series 1998A:
        1,190  5.500%, 5/01/15              No Opt. Call      Baa3    1,186,037
        1,500  6.000%, 5/01/28              No Opt. Call      Baa3    1,520,880

              Chester County Health and
              Educational Facilities
              Authority, Pennsylvania,
              College Revenue Bonds
              (Immaculata College),
              Series 1998:
        1,300  5.600%, 10/15/18             10/08 at 102      BBB-    1,278,888
        2,300  5.625%, 10/15/27             10/08 at 102      BBB-    2,209,081

        4,515 Delaware County Authority,    10/08 at 100      BBB-    4,185,495
               Pennsylvania, College
               Revenue Refunding Bonds
               (Neumann College), Series
               1998A, 5.375%, 10/01/26

        6,075 Delaware County Authority,     7/10 at 102       N/R    6,106,165
               Pennsylvania, Student
               Housing Revenue Bonds
               (Collegiate Housing
               Foundation - Eastern
               College Project), Series
               2000A, 8.250%, 7/01/29

              New Wilmington Municipal
              Authority, Lawrence
              County, Pennsylvania,
              College Revenue Bonds
              (Westminster College),
              Series 1998:
          750  5.300%, 3/01/18               3/08 at 100      Baa1      726,128
          200  5.350%, 3/01/28               3/08 at 100      Baa1      191,110

        4,150 Pennsylvania Higher            4/08 at 102      BBB-    4,079,948
               Educational Facilities
               Authority, Geneva College
               Revenue Bonds, Series
               1998, 5.375%, 4/01/15

        3,000 Pennsylvania Higher            5/09 at 100        A-    3,152,610
               Educational Facilities
               Authority, Drexel
               University Revenue Bonds,
               Series 1999, 6.000%,
               5/01/29

        1,000 Pennsylvania Higher            7/11 at 101       AAA      973,570
               Educational Facilities
               Authority, Temple
               University Revenue Bonds,
               First Series 2001,
               5.000%, 7/15/31

-------------------------------------------------------------------------------
              Energy - 2.6%

        3,500 Pennsylvania Economic         12/04 at 102       BBB    3,754,240
               Development Financing
               Authority, Revenue Bonds
               (Sun Company, Inc., R&M
               Project), Series 1994A,
               7.600%, 12/01/24
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Healthcare - 12.7%

        2,000 Allegheny County Hospital     11/10 at 102        B+    2,098,180
               Development Authority,
               Pennsylvania, Health
               System Revenue Bonds
               (West Penn Allegheny
               Health System), Series
               2000B, 9.250%, 11/15/30

        2,500 Chester County Health and      5/08 at 101       AA-    2,474,625
               Educational Facilities
               Authority, Pennsylvania,
               Health System Revenue
               Bonds (Jefferson Health
               System), Series 1997B,
               5.375%, 5/15/27

              Columbia County Hospital
              Authority, Pennsylvania,
              Healthcare Revenue Bonds
              (Bloomsburg Hospital
              Obligated Group Project),
              Series 1999:
        3,735  5.850%, 6/01/24               6/09 at 100      BBB-    3,214,229
        1,000  5.900%, 6/01/29               6/09 at 100      BBB-      850.490

        1,585 City of Jeannette Health      11/06 at 102      BBB+    1,558,483
               Services Authority,
               Pennsylvania, Hospital
               Revenue Bonds (Jeannette
               District Memorial
               Hospital), Series 1996A,
               6.000%, 11/01/18

        1,985 Philadelphia Hospitals and    11/02 at 102       BBB    1,940,556
               Higher Educational
               Facilities Authority,
               Pennsylvania, Hospital
               Revenue Refunding Bonds
               (Chestnut Hill Hospital),
               6.500%, 11/15/22

        2,500 Philadelphia Hospitals and     7/07 at 102       BBB    2,352,800
               Higher Educational
               Facilities Authority,
               Pennsylvania, Hospital
               Revenue Refunding Bonds
               (Jeanes Hospital
               Project), 5.875%, 7/01/17

              City of Pottsville
              Hospital Authority,
              Pennsylvania, Hospital
              Revenue Bonds (Pottsville
              Hospital and Warne
              Clinic), Series 1998:
        1,265  5.250%, 7/01/10              No Opt. Call      BBB-    1,173,756
        2,250  5.625%, 7/01/24               7/08 at 100      BBB-    1,912,568


--------------------------------------------------------------------------------
10

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

     $    230 Sayre Healthcare               3/02 at 101       AAA $    236,923
               Facilities Authority,
               Pennsylvania, Revenue
               Bonds (Guthrie Healthcare
               System), Series 1991A,
               7.100%, 3/01/17

          350 Washington County Hospital     4/02 at 102        A2      364,032
               Authority, Pennsylvania,
               Hospital Revenue Bonds
               (Monongahela Valley
               Hospital, Inc. Project),
               Series 1992, 6.750%,
               12/01/08

-------------------------------------------------------------------------------
              Housing/Multifamily - 0.3%

          500 Bucks County Redevelopment     2/02 at 100       AAA      501,075
               Authority, Pennsylvania,
               Mortgage Revenue
               Refunding Bonds
               (Warminster Heights
               Section 8 Assisted - FHA
               Insured Project), 1992
               Series A, 6.875%, 8/01/23

-------------------------------------------------------------------------------
              Housing/Single Family -
               6.6%

        1,090 Allegheny County              No Opt. Call       Aaa      191,023
               Residential Finance
               Authority, Pennsylvania,
               Single Family Mortgage
               Revenue Bonds, 1994
               Series Z, 0.000%, 5/01/27
               (Alternative Minimum Tax)

        2,500 Pennsylvania Housing           4/06 at 102       AA+    2,665,825
               Finance Agency, Single
               Family Mortgage Revenue
               Bonds, Series 1996-50A,
               6.000%, 10/01/13

        2,000 Pennsylvania Housing           4/06 at 102       AA+    2,081,540
               Finance Agency, Single
               Family Mortgage Revenue
               Bonds, Series 1996-51,
               6.375%, 4/01/28
               (Alternative Minimum Tax)

        1,565 Pittsburgh Urban               8/05 at 102         A    1,600,228
               Redevelopment Authority,
               Pennsylvania, Home
               Improvement Loan Bonds,
               1995 Series A, 6.375%,
               8/01/18 (Alternative
               Minimum Tax)

          995 Pittsburgh Urban               4/06 at 102       AAA    1,026,870
               Redevelopment Authority,
               Pennsylvania, Mortgage
               Revenue Bonds, Series D,
               6.250%, 10/01/17

          765 Pittsburgh Urban               4/07 at 102       AAA      801,789
               Redevelopment Authority,
               Pennsylvania, Mortgage
               Revenue Bonds, 1997
               Series A, 6.200%,
               10/01/21 (Alternative
               Minimum Tax)

        1,055 Pittsburgh Urban               4/04 at 102       AAA    1,096,219
               Redevelopment Authority,
               Pennsylvania, Mortgage
               Revenue Bonds, 1994
               Series A, 6.625%,
               4/01/22 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 12.4%

        2,830 Allegheny County              10/05 at 100       AAA    3,039,363
               Residential Finance
               Authority, Pennsylvania,
               Mortgage Revenue Bonds
               (FHA-Insured Mortgage -
                Ladies Grand Army of the
               Republic Health Facility
               Project), 1995 Series G,
               6.350%, 10/01/36

        1,000 Butler County Industrial       6/03 at 102        A+    1,008,970
               Development Authority,
               Pennsylvania, Health
               Center Revenue Refunding
               Bonds (Pittsburgh
               Lifetime Care Community -
                Sherwood Oaks Project),
               Series 1993, 5.750%,
               6/01/16

              Chester County Health and
              Educational Facilities
              Authority, Pennsylvania,
              Mortgage Revenue Refunding
              Bonds (Tel Hai Obligated
              Group Project), Series
              1998:
        1,000  5.400%, 6/01/18              12/08 at 100       BBB      875,890
        1,100  5.500%, 6/01/25              12/08 at 100       BBB      944,845

        2,000 Montgomery County Higher       1/06 at 101       BBB    1,941,260
               Educational and Health
               Authority, Pennsylvania,
               Mortgage Revenue Bonds
               (Waverly Heights
               Project), Series 1996,
               6.375%, 1/01/26

        9,230 Philadelphia Hospitals and     7/10 at 102       Aa2    9,947,079
               Higher Educational
               Facilities Authority,
               Pennsylvania, FHA-Insured
               Mortgage Revenue Bonds
               (Northwood Project),
               Series 2000A, 6.375%,
               7/01/40

-------------------------------------------------------------------------------
              Tax Obligation/General -
               5.8%

              Chichester School
               District, Delaware
               County, Pennsylvania,
               General Obligation Bonds,
               Series 1999:
        3,125  0.000%, 3/01/26              No Opt. Call       AAA      851,188
        3,125  0.000%, 3/01/27              No Opt. Call       AAA      806,344
        3,125  0.000%, 3/01/28              No Opt. Call       AAA      762,281
        3,125  0.000%, 3/01/29              No Opt. Call       AAA      720,875

              Girard School District,
               Erie County,
               Pennsylvania, General
               Obligation Bonds, Series
               1999B:
        1,645  0.000%, 11/01/26             No Opt. Call       AAA      422,617
        1,635  0.000%, 11/01/28             No Opt. Call       AAA      375,821

        4,875 McKeesport Area School        No Opt. Call       AAA    1,413,360
               District, Allegheny
               County, Pennsylvania,
               General Obligation Bonds,
               Series 1997D, 0.000%,
               10/01/24

        2,195 Montour School District,      No Opt. Call       AAA    1,214,120
               Allegheny County,
               Pennsylvania, General
               Obligation Bonds, Series
               1993B, 0.000%, 1/01/14

        1,745 Plum Borough School            9/11 at 100       AAA    1,756,971
               District, Allegheny
               County, Pennsylvania,
               General Obligation Bonds,
               Series 2001, 5.200%,
               9/15/23


--------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Pennsylvania Municipal Bond Fund (continued) November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               5.6%

     $  1,000 Allegheny County              12/10 at 101       N/R $  1,069,110
               Redevelopment Authority,
               Pennsylvania, Tax
               Increment Finance Bonds
               (Waterfront Project),
               Series 2000A, 6.300%,
               12/15/18

        5,000 Harrisburg Parking             9/11 at 100       Aaa    4,920,950
               Authority, Pennsylvania,
               Guaranteed Revenue
               Refunding Bonds, Series
               2001J, 5.000%, 9/01/22

        1,390 Pennsylvania                  No Opt. Call       AAA    1,565,960
               Intergovernmental
               Cooperative Authority,
               Special Tax Revenue Bonds
               (City of Philadelphia
               Funding Program), Series
               1994, 7.000%, 6/15/05

          500 Pennsylvania Turnpike          7/11 at 101       AAA      488,265
               Commission, Registration
               Fee Revenue Bonds, Series
               2001, 5.000%, 7/15/31

-------------------------------------------------------------------------------
              Transportation - 8.3%

           50 Pennsylvania Turnpike         12/02 at 102       AAA       50,891
               Commission, Turnpike
               Revenue Bonds, Series
               1992O, 5.500%, 12/01/17

        3,000 Philadelphia,                  6/07 at 102       AAA    3,013,380
               Pennsylvania, Airport
               Revenue Bonds
               (Philadelphia Airport
               System), Series 1997B,
               5.400%, 6/15/27
               (Alternative Minimum Tax)

              Pittsburgh and Allegheny
              County Sports and
              Exhibition Authority,
              Pennsylvania, Parking
              Revenue Bonds, Series
              2001A:
        1,000  5.300%, 12/01/21             12/06 at 100       Aaa    1,005,270
        4,500  5.375%, 12/01/30             12/06 at 100       Aaa    4,529,385

        3,000 Public Parking Authority,      6/10 at 100       AAA    3,243,480
               Pennsylvania, Parking
               System Revenue Bonds,
               Series 2000, 6.000%,
               12/01/24

-------------------------------------------------------------------------------
              U.S. Guaranteed - 14.2%

        1,525 Allegheny County Hospital     No Opt. Call       AAA    1,845,814
               Development Authority,
               Pennsylvania, Hospital
               Revenue Bonds (Allegheny
               Valley Hospital
               Sublease), Series Q,
               7.000%, 8/01/15

        2,850 Deer Lakes School              1/04 at 100       AAA    3,049,301
               District, Allegheny
               County, Pennsylvania,
               General Obligation Bonds,
               Series 1995, 6.350%,
               1/15/14 (Pre-refunded to
               1/15/04)

        1,320 Delaware County Authority,    12/06 at 102       Aaa    1,402,685
               Health Facilities Revenue
               Bonds (Mercy Health
               Corporation of
               Southeastern Pennsylvania
               Obligated Group), Series
               1996, 6.000%, 12/15/26

        2,000 McKeesport Area School        10/06 at 100       AAA    2,227,620
               District, Allegheny
               County, Pennsylvania,
               General Obligation Bonds,
               Series 1996A, 6.000%,
               10/01/25 (Pre-refunded to
               10/01/06)

          750 Northeastern Pennsylvania      2/05 at 100       AAA      829,013
               Hospital and Education
               Authority, College
               Revenue Bonds
               (Guaranteed) (Luzerne
               County Community
               College), 6.625%, 8/15/15
               (Pre-refunded to 2/15/05)

        2,000 Pennsylvania Economic         12/05 at 102     A-***    2,346,420
               Development Financing
               Authority, MacMillan
               Bloedel Limited
               Partnership, Exempt
               Facilities Revenue Bonds,
               Series 1995, 7.600%,
               12/01/20 (Alternative
               Minimum Tax) (Pre-
               refunded to 12/01/05)

        1,500 Pennsylvania                   6/05 at 100       AAA    1.689,885
               Intergovernmental
               Cooperative Authority,
               Special Tax Revenue Bonds
               (City of Philadelphia
               Funding Program), Series
               1994, 7.000%, 6/15/14
               (Pre-refunded to 6/15/05)

          250 Philadelphia Authority for     5/02 at 102    N/R***      259,708
               Industrial Development,
               Pennsylvania, Revenue
               Bonds (National Board of
               Medical Examiners
               Project), Series 1992,
               6.750%, 5/01/12 (Pre-
               refunded to 5/01/02)

              City of Philadelphia,
               Pennsylvania, Gas Works
               Revenue Bonds, Fourteenth
               Series:
          645  6.375%, 7/01/14 (Pre-         7/03 at 102       AAA      697,445
               refunded to 7/01/03)
          450  6.375%, 7/01/26 (Pre-         7/03 at 102       Aaa      486,144
               refunded to 7/01/03)

          650 City of Philadelphia,         No Opt. Call       AAA      795,841
               Pennsylvania, Gas Works
               Revenue Bonds, Twelfth
               Series B, 7.000%, 5/15/20

        2,000 Philadelphia Hospitals and    No Opt. Call   BBB+***    2,219,920
               Higher Educational
               Facilities Authority,
               Pennsylvania, Hospital
               Revenue Refunding Bonds
               (Pennsylvania Hospital),
               Series 1996, 6.250%,
               7/01/06

          500 St. Mary Hospital              7/02 at 102       AAA      523,115
               Authority, Bucks County,
               Pennsylvania, Hospital
               Revenue Bonds (Franciscan
               Health System/St. Mary
               Hospital of Langhorne
               Inc.), Series 1992A,
               6.500%, 7/01/12 (Pre-
               refunded to 7/01/02)

          935 Borough of West View          No Opt. Call       AAA    1,318,397
               Municipal Authority,
               Allegheny County,
               Pennsylvania, Special
               Obligation Bonds, Series
               1985A, 9.500%, 11/15/14

          600 City of Wilkes-Barre          12/02 at 102    N/R***      644,304
               General Municipal
               Authority, Pennsylvania,
               College Misericordia
               Revenue Bonds, Refunding
               Series 1992A, 7.750%,
               12/01/12 (Pre-refunded to
               12/01/02)

-------------------------------------------------------------------------------
              Utilities - 4.4%

          665 Greater Lebanon Refuse        11/02 at 100        A-      686,227
               Authority, Lebanon
               County, Pennsylvania,
               Solid Waste Revenue
               Bonds, Series 1992,
               7.000%, 11/15/04

--------------------------------------------------------------------------------
12

    Principal
 Amount (000) Description
----------------------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
                                                                                               Optional Call                 Market
                                                                                                 Provisions*  Ratings**       Value
-----------------------------------------------------------------------------------------------------------------------------------

     $    550 Lehigh County Industrial Development Authority, Pennsylvania, Pollution            8/05 at 102       AAA $    592,246
               Control Revenue Refunding Bonds (Pennsylvania Power and Light Company
               Project), Series 1995A, 6.150%, 8/01/29


        1,000 Northampton County Industrial Development Authority, Pennsylvania,                 7/05 at 102       AAA    1,076,380
               Pollution Control Revenue Refunding Bonds (Metropolitan Edison Company
               Project), 1995 Series A, 6.100%, 7/15/21


        1,580 City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds (1998 General          7/09 at 101       AAA    1,532,774
               Ordinance), Second Series, 5.000%, 7/01/29


              City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth
               Series:
        1,355  6.375%, 7/01/14                                                                   7/03 at 102       AAA    1,450,648
          950  6.375%, 7/01/26                                                                   7/03 at 102       BBB      958,996
-----------------------------------------------------------------------------------------------------------------------------------
              Water and Sewer - 5.9%

        5,000 Delaware County Industrial Development Authority, Pennsylvania, Water             10/11 at 100       AAA    4,966,399
               Facilities Revenue Bonds (Philadelphia Water Company Project), Series
               2001, 5.350%, 10/01/31


          950 Luzerne County Industrial Development Authority, Exempt Facilities Revenue        12/02 at 102        A3      986,498
               Bonds (Pennsylvania Gas and Water Company Project), 1992 Series B,
               7.125%, 12/01/22 (Alternative Minimum Tax)


        1,500 Luzerne County Industrial Development Authority, Exempt Facilities Revenue        12/04 at 102       AAA    1,680,254
               Refunding Bonds (Pennsylvania Gas and Water Company Project),
               1994 Series A, 7.000%, 12/01/17 (Alternative Minimum Tax)


          760 South Wayne County Water and Sewer Authority, Pennsylvania, Revenue                4/02 at 102       N/R      781,712
               Refunding Sewer Bonds, 8.200%, 4/15/13 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
     $158,830 Total Investments (cost $139,500,373) - 101.0%                                                            144,669,884
-----------------------------------------------------------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - (1.0)%                                                                     (1,396,658)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                        $143,273,226
              ---------------------------------------------------------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-----
13

                 Portfolio of Investments (Unaudited)
                 Nuveen Virginia Municipal Bond Fund
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 5.9%

     $  2,500 Industrial Development         2/08 at 102      Baa3 $  2,355,500
               Authority of Bedford
               County, Virginia,
               Industrial Development
               Refunding Revenue Bonds
               (Nekoosa Packaging
               Corporation), Series
               1998, 5.600%, 12/01/25
               (Alternative Minimum Tax)

        2,000 Industrial Development        12/09 at 101      Baa3    2,038,620
               Authority of Bedford
               County, Virginia,
               Industrial Development
               Refunding Revenue Bonds
               (Nekoosa Packaging
               Corporation), Series
               1999, 6.300%, 12/01/25
               (Alternative Minimum Tax)

        2,000 Industrial Development         9/04 at 102      Baa1    2,096,220
               Authority of Covington-
               Alleghany County,
               Virginia, Pollution
               Control Facilities
               Refunding Revenue Bonds
               (Westvaco Corporation
               Project), Series 1994,
               6.650%, 9/01/18

        3,545 Industrial Development         4/04 at 102       BBB    3,626,925
               Authority of the Isle of
               Wight County, Virginia,
               Solid Waste Disposal
               Facilities Revenue Bonds
               (Union Camp Corporation
               Project), Series 1994,
               6.550%, 4/01/24
               (Alternative Minimum Tax)

        3,000 Industrial Development         5/07 at 102       BBB    3,021,150
               Authority of the Isle of
               Wight County, Virginia,
               Solid Waste Disposal
               Facilities Revenue Bonds
               (Union Camp Corporation
               Project), Series 1997,
               6.100%, 5/01/27
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Capital Goods - 1.8%

        2,250 Industrial Development        No Opt. Call       BBB    2,228,130
               Authority of Charles City
               County, Virginia, Solid
               Waste Disposal Facility
               Revenue Refunding Bonds
               (USA Waste of Virginia,
               Inc. Project), Series
               1999, 4.875%, 2/01/09
               (Alternative Minimum Tax)

        2,000 Industrial Development        No Opt. Call       BB-    1,791,920
               Authority of Henrico
               County, Virginia, Solid
               Waste Disposal Revenue
               Bonds (Browning-Ferris
               Industries of South
               Atlantic, Inc. Project),
               Series 1996A, 5.450%,
               1/01/14 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 0.9%

        1,415 The Children's Trust Fund,     7/10 at 100       Aa3    1,489,797
               Puerto Rico, Tobacco
               Settlement Asset-Backed
               Bonds, Series 2000,
               5.750%, 7/01/20

          500 Industrial Development         4/07 at 101        A+      518,045
               Authority of James City
               County, Virginia, Sewage
               and Solid Waste Disposal
               Facilities Revenue Bonds
               (Anheuser Busch Project),
               Series 1997, 6.000%,
               4/01/32 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 11.1%

        2,000 Industrial Development         1/09 at 101        A1    2,110,600
               Authority of the City of
               Alexandria, Virginia,
               Educational Facilities
               Revenue Bonds (Episcopal
               High School), Series
               1999, 5.875%, 1/01/29

        1,500 Industrial Development        10/10 at 101       AAA    1,627,560
               Authority of the City of
               Alexandria, Virginia,
               Fixed Rate Revenue Bonds
               (Institute for Defense
               Analyses), Series 2000A,
               5.900%, 10/01/30

              Industrial Development
              Authority of Danville,
              Virginia, Student Housing
              Revenue Bonds (Collegiate
              Housing Foundation -
               Averett College Project),
              Series 1999A:
          680  6.875%, 6/01/20               6/09 at 102       N/R      662,674
        1,910  7.000%, 6/01/30               6/09 at 102       N/R    1,858,373

          500 Medical College of Hampton     5/02 at 102        A-      511,695
               Roads, Virginia, General
               Revenue Refunding Bonds,
               Series 1991A,
               6.875%, 11/15/16

              Industrial Development
              Authority of Loudoun
              County, Virginia,
              University Facilities
              Revenue Refunding Bonds
              (George Washington
              University), Series 1992:
          500  6.250%, 5/15/12               5/02 at 102        A2      518,325
        2,225  6.250%, 5/15/22               5/02 at 102        A2    2,279,557

        1,000 City of Portsmouth,            5/07 at 102        AA      964,910
               Virginia, Golf Course
               System Revenue Bonds,
               Series 1998, 5.000%,
               5/01/23

        2,000 Park Authority of Prince      10/09 at 101        A3    2,104,540
               William County, Virginia,
               Park Facilities Revenue
               Refunding and Improvement
               Bonds, Series 1999,
               6.000%, 10/15/28

        1,500 Industrial Development         7/11 at 100      Baa3    1,510,020
               Authority of Rockbridge
               County, Virginia, Horse
               Center Revenue and
               Refunding Bonds, Series
               2001C, 6.850%, 7/15/21

        1,250 Industrial Development        10/03 at 102      Baa3    1,252,213
               Authority of Rockingham
               County, Virginia,
               Educational Facilities
               Revenue Bonds
               (Bridgewater College),
               Series 1993, 6.000%,
               10/01/23


--------------------------------------------------------------------------------
14

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings**  Market Value
-------------------------------------------------------------------------------
              Education and Civic
              Organizations (continued)

              Industrial Development
              Authority of Staunton,
              Virginia, Educational
              Facilities Revenue Bonds
              (Mary Baldwin College):
     $    350  5.900%, 11/01/03            No Opt. Call       N/R $     362,660
          370  6.000%, 11/01/04            No Opt. Call       N/R       388,467

        1,250 University of Puerto          6/10 at 100       AAA     1,350,675
               Rico, University System
               Revenue Bonds, Series O,
               5.750%, 6/01/19

        2,000 Virginia College Building    10/02 at 102      BBB+     2,066,600
               Authority, Educational
               Facilities Revenue Bonds
               (Roanoke College
               Project), Series 1992
               Refunding, 6.625%,
               10/15/12

        3,250 Virginia College Building     4/03 at 102        A+     3,354,520
               Authority, Educational
               Facilities Revenue
               Refunding Bonds (Hampton
               University Project),
               Series 1993, 5.750%,
               4/01/14

          420 Virginia College Building     1/04 at 102        AA       444,507
               Authority, Educational
               Facilities Revenue Bonds
               (Washington and Lee
               University Project),
               Series 1994, 5.750%,
               1/01/14

        1,250 Virginia College Building     7/08 at 101        AA     1,213,738
               Authority, Educational
               Facilities Revenue and
               Refunding Bonds
               (Marymount University
               Project), Series 1998,
               5.125%, 7/01/28

              Industrial Development
              Authority of the City of
              Winchester, Virginia,
              Educational Facilities
              First Mortgage Revenue
              Bonds (Shenandoah
              University Project),
              Series 1994:
          180  6.700%, 10/01/14            10/04 at 102        AA       198,923
           95  6.750%, 10/01/19            10/04 at 102        AA       105,461

-------------------------------------------------------------------------------
              Healthcare - 6.9%

        2,060 Industrial Development       10/03 at 102        A2     2,137,374
               Authority of Albemarle
               County, Virginia,
               Hospital Refunding
               Revenue Bonds (Martha
               Jefferson Hospital),
               Series 1993, 5.875%,
               10/01/13

        2,000 Industrial Development        6/07 at 102       AAA     2,007,980
               Authority of the City of
               Fredericksburg,
               Virginia, Hospital
               Facilities Revenue
               Refunding Bonds
               (MediCorp Health System
               Obligated Group), Series
               1996, 5.250%, 6/15/23

        1,110 Industrial Development       12/05 at 102       BBB     1,080,974
               Authority of Giles
               County, Virginia, Exempt
               Facility Revenue Bonds
               (Hoechst Celanese
               Project), Series 1995,
               5.950%, 12/01/25
               (Alternative Minimum
               Tax)

        3,250 Industrial Development       No Opt. Call       AAA     3,775,233
               Authority of Hanover
               County, Virginia,
               Hospital Revenue Bonds
               (Memorial Regional
               Medical Center Project
               at Hanover Medical Park)
               (Guaranteed by Bon
               Secours Health System
               Obligated Group), Series
               1995, 6.375%, 8/15/18

        2,000 Industrial Development        8/05 at 102       AAA     2,026,680
               Authority of Hanover
               County, Virginia,
               Hospital Revenue Bonds
               (Bon Secours Health
               System Obligated Group -
                Bon Secours Health
               System Projects), Series
               1995, 5.500%, 8/15/25

        1,250 Industrial Development        1/07 at 101        A+     1,304,037
               Authority of Henry
               County, Virginia,
               Hospital Revenue Bonds
               (Memorial Hospital of
               Martinsville and Henry
               County), Series 1997,
               6.000%, 1/01/27

        1,250 Industrial Development        1/08 at 101        A+     1,228,050
               Authority of the City of
               Lynchburg, Virginia,
               Healthcare Facilities
               Revenue and Refunding
               Bonds (Centra Health),
               Series 1998, 5.200%,
               1/01/28

        1,500 Medical College of            7/08 at 102       AAA     1,482,570
               Virginia Hospitals
               Authority, General
               Revenue Bonds, Series
               1998, 5.125%, 7/01/23

          400 Industrial Development        2/02 at 100       AA-       402,104
               Authority of Richmond,
               Virginia, Medical
               Facility Revenue Bonds
               (Metropolitan Blood
               Service), 7.125%,
               2/01/11

-------------------------------------------------------------------------------
              Housing/Multifamily -
               6.8%

        1,000 Industrial Development        5/10 at 100       Aaa     1,045,520
               Authority of Arlington
               County, Virginia,
               Multifamily Housing
               Revenue Bonds (Patrick
               Henry Apartments
               Project), Series 2000,
               6.050%, 11/01/32
               (Alternative Minimum
               Tax) (Mandatory put
               11/01/20)

        1,105 Industrial Development       11/10 at 102       AAA     1,145,752
               Authority of Arlington
               County, Virginia,
               Multifamily Housing
               Mortgage Revenue Bonds
               (Berkeley Apartments),
               Series 2000, 5.850%,
               12/01/20 (Alternative
               Minimum Tax)

        1,200 Redevelopment and Housing     9/06 at 102       AAA     1,241,400
               Authority of Fairfax
               County, Virginia, FHA-
               Insured Mortgage Housing
               for the Elderly Revenue
               Refunding Bonds (Little
               River Glen), Series
               1996, 6.100%, 9/01/26

        3,665 Economic Development          7/09 at 102       AAA     3,894,502
               Authority of Henrico
               County, Virginia, Beth
               Sholom Assisted Living
               Revenue Bonds (GNMA
               Mortgage-Backed
               Securities Financing),
               Series 1999A, 6.000%,
               7/20/39

        1,000 Redevelopment and Housing     4/10 at 102       AAA     1,039,520
               Authority of Lynchburg,
               Virginia, Vistas Revenue
               Bonds (GNMA Mortgage-
               Backed Securities
               Financing), Series
               2000A, 6.200%, 1/20/40
               (Alternative Minimum
               Tax)


--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen Virginia Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

     $  2,000 Redevelopment and Housing      1/02 at 102       AAA $  2,027,620
               Authority of Newport
               News, Virginia, Mortgage
               Revenue Refunding Bonds
               (West Apartments), Series
               A, 6.550%, 7/01/24

          480 Redevelopment and Housing      7/02 at 104      Baa2      499,800
               Authority of Suffolk,
               Virginia, Multifamily
               Housing Revenue Refunding
               Bonds (Chase Heritage at
               Dulles Project), Series
               1994, 7.000%, 7/01/24
               (Mandatory put 7/01/04)

        3,000 Development Authority of      10/14 at 102       N/R    3,012,870
               City of Virginia Beach,
               Virginia, Multifamily
               Residential Rental
               Housing Revenue Bonds
               (Hamptons and Hampton
               Court Apartments
               Project), Series 1999,
               7.500%, 10/01/39

          700 Virginia Housing               5/02 at 101       AA+      714,826
               Development Authority,
               Multifamily Housing
               Bonds, Series 1991F,
               7.000%, 5/01/04

          610 Virginia Housing               6/06 at 100       AA+      600,447
               Development Authority,
               Rental Housing Bonds,
               2001 Series L, 5.000%,
               12/01/20

-------------------------------------------------------------------------------
              Housing/Single Family -
               5.0%

        2,000 Virginia Housing               7/11 at 100       AAA    2,000,000
               Development Authority,
               Commonwealth Mortgage
               Refunding Bonds, Series
               H, Subseries H-1, 5.350%,
               7/01/31 (WI, settling
               12/27/01)

        2,000 Virginia Housing               7/05 at 102       AA+    2,069,020
               Development Authority,
               Commonwealth Mortgage
               Bonds, 1995 Series C,
               Subseries C-3, 6.125%,
               7/01/22 (Alternative
               Minimum Tax)

        6,000 Virginia Housing               1/08 at 102       AA+    5,968,860
               Development Authority,
               Commonwealth Mortgage
               Bonds, 1996 Series G,
               Subseries G-1, 5.300%,
               1/01/22 (Alternative
               Minimum Tax)

        1,050 Virginia Housing               7/10 at 100       AA+    1,113,725
               Development Authority,
               Commonwealth Mortgage
               Bonds, 2001 Series A,
               Subseries A-1, 5.800%,
               7/01/12 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 1.2%

        1,000 Health Center Commission      12/06 at 102       AAA    1,020,680
               for Chesterfield County,
               Virginia, Mortgage
               Revenue Bonds (GNMA
               Collateralized - Lucy
               Corr Nursing Home
               Project), Series 1996,
               5.875%, 12/01/21

          500 Redevelopment and Housing     12/06 at 103       AAA      519,285
               Authority of Fairfax
               County, Virginia,
               Multifamily Housing
               Revenue Refunding Bonds
               (FHA-Insured Mortage
               Loan - Paul Spring
               Retirement Center),
               Series 1996A, 6.000%,
               12/15/28

        1,085 Industrial Development         7/03 at 102       AAA    1,112,722
               Authority of Henrico
               County, Virginia, Nursing
               Facility Insured-Mortgage
               Refunding Revenue Bonds
               (Cambridge Manor Nursing
               Home), Series 1993,
               5.875%, 7/01/19

-------------------------------------------------------------------------------
              Tax Obligation/General -
               5.0%

          480 County of Chesterfield,        1/11 at 100       AAA      480,845
               Virginia, General
               Obligation Public
               Improvement Bonds, Series
               2001,
               5.000%, 1/15/21

        1,000 City of Franklin,              1/12 at 101       AAA      990,040
               Virginia, General
               Obligation Public
               Improvement Bonds (City
               Projects), Series 2001B,
               5.000%, 1/15/24

              City of Hampton, Virginia,
              General Obligation Public
              Improvement Bonds of 2000:
        1,500  5.750%, 2/01/17               2/10 at 102        AA    1,638,570
        1,685  6.000%, 2/01/20               2/10 at 102        AA    1,869,086

        2,630 County of Loudoun,             1/10 at 101       AA+    2,678,392
               Virginia, General
               Obligation Public
               Improvement Bonds, Series
               2000B,
               5.250%, 1/01/21

        1,555 Northern Mariana Islands       6/10 at 100         A    1,620,637
               Commonwealth, General
               Obligation Bonds, Series
               2000A, 6.000%, 6/01/20

        1,000 County of Pittsylvania,        3/11 at 102         A      988,440
               Virginia, General
               Obligation Bonds, Series
               2001, 5.125%, 3/01/23

        1,000 City of Virginia Beach,        6/11 at 101       AA+    1,001,300
               Virginia, General
               Obligation Public
               Improvement Bonds, Series
               2001,
               5.000%, 6/01/20

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               9.5%

        2,000 Industrial Development         7/06 at 102       AAA    2,081,020
               Authority of Brunswick
               County, Virginia,
               Correctional Facility
               Lease Revenue Bonds,
               Series 1996, 5.500%,
               7/01/17

          860 Economic Development           9/09 at 102        AA      953,061
               Authority of Fairfax
               County, Virginia, Parking
               Revenue Bonds (Vienna II
               Metrorail Station
               Project), 1999 First
               Series, 6.000%, 9/01/18


--------------------------------------------------------------------------------
16

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

     $  1,000 Convention Center               6/10 at 101        A- $  1,081,430
               Authority of Greater
               Richmond, Virginia,
               Hotel Tax Revenue Bonds
               (Convention Center
               Expansion Project),
               Series 2000, 6.125%,
               6/15/20

        1,000 Regional Jail Authority         7/06 at 102       AAA    1,029,700
               of Hampton Roads,
               Virginia, Regional Jail
               Facility Revenue Bonds,
               Series 1996A, 5.500%,
               7/01/24

        1,000 City of Harrisonburg,          12/10 at 102       AAA    1,065,930
               Virginia, Public
               Recreational Facility
               General Obligation and
               Revenue Bonds, Series
               2000, 5.750%, 12/01/29

        2,000 Industrial Development          8/05 at 102        AA    2,294,760
               Authority of Henrico
               County, Virginia,
               Public Facility Lease
               Revenue Bonds (Henrico
               County Regional Jail
               Project), Series 1994,
               7.000%, 8/01/13

          750 Loudoun County,                No Opt. Call       AAA      874,028
               Virginia, Certificates
               of Participation,
               Series E, 7.200%,
               10/01/10

        1,000 Industrial Development          8/09 at 102       AAA    1,093,780
               Authority of Middlesex
               County, Virginia, Lease
               Revenue Bonds (School
               Facilities Project),
               Series 1999, 6.000%,
               8/01/24

          675 Redevelopment and              11/09 at 102       AA+      706,219
               Housing Authority of
               Norfolk, Virginia,
               Educational Facility
               Revenue Bonds (State
               Board for Community
               Colleges - Tidewater
               Community College
               Downtown Campus),
               Series 1999, 5.500%,
               11/01/19

              Industrial Development
              Authority of Prince
              William County,
              Virginia, Lease Revenue
              Bonds (ATCC Project):
        2,000  6.000%, 2/01/14                2/06 at 102       Aa3    2,070,560
        1,000  6.000%, 2/01/18                2/06 at 102       Aa3    1,020,530

              Puerto Rico Highway and
              Transportation
              Authority,
              Transportation Revenue
              Bonds, Series B:
        1,500  5.750%, 7/01/16                7/10 at 101       AAA    1,654,320
        1,000  5.750%, 7/01/19                7/10 at 101       AAA    1,087,910

        2,000 Virgin Islands Public          10/10 at 101      BBB-    2,166,020
               Finance Authority,
               Revenue Bonds (Gross
               Receipts Taxes Loan
               Note), Series 1999A,
               6.500%, 10/01/24

        1,000 Commonwealth                    5/07 at 101       AA+    1,013,640
               Transportation Board,
               Commonwealth of
               Virginia,
               Transportation Revenue
               Refunding Bonds (U.S.
               Route 58 Corridor
               Development Program),
               Series 1997C, 5.125%,
               5/15/19

        1,000 Virginia Public School          8/04 at 102       Aa1    1,090,850
               Authority, School
               Financing Bonds, Series
               1994A, 6.200%, 8/01/13

--------------------------------------------------------------------------------
              Transportation - 10.4%

          750 Charlottesville-               12/05 at 102       BBB      766,118
               Albemarle Airport
               Authority, Virginia,
               Airport Revenue
               Refunding Bonds, Series
               1995, 6.125%, 12/01/13
               (Alternative Minimum
               Tax)

        1,250 City of Chesapeake,             7/09 at 101      Baa2    1,277,875
               Virginia, Chesapeake
               Expressway Toll Road
               Revenue Bonds, Series
               1999A,
               5.625%, 7/15/19

              Loudoun County
              Industrial Development
              Authority, Virginia, Air
              Cargo Facility Revenue
              Bonds (Washington Dulles
              Air Cargo):
        2,745  7.000%, 1/01/09                1/02 at 101       N/R    2,756,255
               (Alternative Minimum
               Tax)
          600  6.500%, 1/01/09                1/06 at 102       N/R      596,436
               (Alternative Minimum
               Tax)

              Metropolitan Washington
              Airports Authority,
              District of Columbia,
              Airport System Revenue
              Bonds, Series 2001B:
        1,475  5.000%, 10/01/26              10/11 at 101       AAA    1,434,025
        1,250  5.000%, 10/01/31              10/11 at 101       AAA    1,208,925

        1,160 Metropolitan Washington        10/04 at 102       AAA    1,186,634
               Airports Authority,
               Virginia, Airport
               System Revenue Bonds,
               Series 1994A, 5.750%,
               10/01/20 (Alternative
               Minimum Tax)

          900 Metropolitan Washington        10/07 at 101       AA-      884,772
               Airports Authority,
               Virginia, Airport
               System Revenue Bonds,
               Series B, 5.500%,
               10/01/23 (Alternative
               Minimum Tax)

          225 Metropolitan Washington        10/08 at 101       AA-      207,758
               Airports Authority,
               Virginia, Airport
               System Revenue Bonds,
               Series 1998A, 5.000%,
               10/01/28

        3,000 Norfolk Airport                 7/11 at 100       AAA    2,995,320
               Authority, Virginia,
               Airport Revenue Bonds,
               Series 2001A, 5.125%,
               7/01/31

              Pocahontas Parkway
              Association, Virginia,
              Route 895 Connector Toll
              Road Revenue Bonds,
              Senior Current Interest
              Series 1998A:
        5,000  0.000%, 8/15/16           8/08 at 64 13/16      BBB-    1,658,550
        5,500  5.500%, 8/15/28                8/08 at 102      BBB-    4,477,385


--------------------------------------------------------------------------------
17

                 Portfolio of Investments (Unaudited)
                 Nuveen Virginia Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Transportation (continued)

     $  2,250 Puerto Rico Ports              6/06 at 102        BB $  1,856,723
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996
               Series A, 6.250%, 6/01/26
               (Alternative Minimum Tax)

        1,000 Virginia Port Authority,       7/07 at 101       AAA    1,018,250
               Port Facilities Revenue
               Bonds, Series 1997,
               5.500%, 7/01/24
               (Alternative Minimum Tax)

        1,000 Virginia Resources             2/11 at 100       Aa2      996,720
               Authority, Airport
               Revolving Fund Revenue
               Bonds, Series 2001A,
               5.250%, 8/01/23

-------------------------------------------------------------------------------
              U.S. Guaranteed - 17.8%

        1,000 Town of Abingdon,              8/02 at 102     A2***    1,048,480
               Virginia, General
               Obligation Capital
               Improvement Bonds, Series
               1992, 6.250%,
               8/01/12 (Pre-refunded to
               8/01/02)

        1,125 Industrial Development        10/02 at 102    N/R***    1,187,348
               Authority of Albemarle
               County, Virginia, Health
               Services Revenue Bonds
               (The University of
               Virginia Health Services
               Foundation), Series 1992,
               6.500%, 10/01/22 (Pre-
               refunded to 10/01/02)

        1,000 Polytechnic Institute         11/02 at 102      A***    1,058,290
               Sanitation Authority of
               Blacksburg, Virginia,
               Sewer System Revenue
               Bonds, Series 1992,
               6.250%, 11/01/12 (Pre-
               refunded to 11/01/02)

        1,000 Industrial Development         4/02 at 102    N/R***    1,034,940
               Authority of Covington-
               Alleghany County,
               Virginia, Hospital
               Facility Revenue Bonds
               (Alleghany Regional
               Hospital), Series 1992,
               6.625%, 4/01/12 (Pre-
               refunded to 4/01/02)

          730 City of Danville,              5/02 at 102     A3***      758,288
               Virginia, General
               Improvement Bonds of
               Fiscal Year 1991-1992,
               6.500%,
               5/01/12 (Pre-refunded to
               5/01/02)

        1,290 Redevelopment and Housing      6/02 at 102    N/R***    1,363,336
               Authority of Fairfax
               County, Virginia, Revenue
               Bonds (FCRHA Office
               Building), 1992 Issue A,
               7.500%, 6/15/18 (Pre-
               refunded to 6/15/02)

          150 Water Authority of Fairfax     4/07 at 102       AAA      169,143
               County, Virginia, Water
               Refunding Revenue Bonds,
               Series 1992, 6.000%,
               4/01/22 (Pre-refunded to
               4/01/07)

          500 Industrial Development        11/06 at 100    Aa2***      567,835
               Authority of the City of
               Hampton, Virginia,
               Hospital Revenue and
               Refunding Bonds (Sentara
               Hampton General
               Hospital), Series 1994A,
               6.500%, 11/01/12 (Pre-
               refunded to 11/01/06)

          995 Henrico County, Virginia,      5/02 at 100    Aa2***    1,012,781
               Water and Sewer System
               Refunding Revenue Bonds,
               Series 1992, 6.250%,
               5/01/13 (Pre-refunded to
               5/01/02)

        1,000 Sanitation Authority of        1/03 at 102       AAA    1,065,270
               Loudoun County, Virginia,
               Water and Sewer System
               Revenue Bonds, Refunding
               Series 1992, 6.250%,
               1/01/16 (Pre-refunded to
               1/01/03)

        2,000 Peninsula Ports Authority,     8/06 at 100   BBB+***    2,248,000
               Virginia, Healthcare
               Facilities Revenue
               Refunding Bonds (Mary
               Immaculate Project),
               7.000%, 8/01/17 (Pre-
               refunded to 8/01/06)

        2,080 Peninsula Ports Authority,     7/02 at 102       Aaa    2,177,157
               Virginia, Health System
               Revenue and Refunding
               Bonds (Riverside Health
               System Project), Series
               1992-A, 6.625%, 7/01/18
               (Pre-refunded to 7/01/02)

        2,250 Industrial Development        10/05 at 102       Aaa    2,581,065
               Authority of Prince
               William County, Virginia,
               Hospital Facility Revenue
               Bonds (Potomac Hospital
               Corporation of Prince
               William), Series 1995,
               6.850%, 10/01/25 (Pre-
               refunded to 10/01/05)

        2,500 Park Authority of Prince      10/04 at 102    N/R***    2,819,250
               William County, Virginia,
               Revenue Bonds, Series
               1994, 6.875%,
               10/15/16 (Pre-refunded to
               10/15/04)

        2,575 Commonwealth of Puerto         7/04 at 102       AAA    2,859,872
               Rico, General Obligation
               Public Improvement Bonds
               of 1994, 6.450%,
               7/01/17 (Pre-refunded to
               7/01/04)

          500 Puerto Rico Infrastructure    10/10 at 101       AAA      523,315
               Financing Authority,
               Special Obligation Bonds,
               2000 Series A,
               5.500%, 10/01/40

        1,500 Redevelopment and Housing      3/05 at 102       AAA    1,692,420
               Authority of Richmond,
               Virginia, Project Revenue
               Bonds (1994 Old
               Manchester Project),
               Series 1994, 6.800%,
               3/01/15 (Pre-refunded to
               3/01/05)

          750 Virginia College Building      1/02 at 102       AAA      767,813
               Authority, Educational
               Facilities Revenue Bonds
               (Washington and Lee
               University Project),
               Series 1992 Refunding,
               6.400%, 1/01/12 (Pre-
               refunded to 1/01/02)

          800 Virginia College Building      5/02 at 102      A***      831,416
               Authority, Educational
               Facilities Revenue Bonds
               (Randolph-Macon College
               Project), Series 1992,
               6.625%, 5/01/13 (Pre-
               refunded to 5/01/02)

              Virginia College Building
              Authority, Educational
              Facilities Revenue Bonds
              (Marymount University
              Project):
        1,000  7.000%, 7/01/12 (Pre-         7/02 at 102    N/R***    1,048,520
               refunded to 7/01/02)
        1,400  7.000%, 7/01/22 (Pre-         7/02 at 102    N/R***    1,467,928
               refunded to 7/01/02)


--------------------------------------------------------------------------------
18

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

     $    580 Virginia College Building      1/04 at 102       AAA $    625,182
               Authority, Educational
               Facilities Revenue Bonds
               (Washington and Lee
               University Project),
               Series 1994, 5.750%,
               1/01/14 (Pre-refunded to
               1/01/04)

              Virginia Housing
              Development Authority,
              Commonwealth Mortgage
              Bonds, 1992 Series A:
        3,000  7.100%, 1/01/17 (Pre-         1/02 at 102    AA+***    3,063,780
               refunded to 1/01/02)
        1,000  7.100%, 1/01/22 (Pre-         1/02 at 102    AA+***    1,021,090
               refunded to 1/01/02)
        3,170  7.150%, 1/01/33 (Pre-         1/02 at 102    AA+***    3,236,792
               refunded to 1/01/02)

        1,000 Virginia Resources            10/07 at 100     AA***    1,097,480
               Authority, Water and
               Sewer System Revenue
               Bonds (Sussex County
               Project), 1995 Series A,
               5.600%, 10/01/25 (Pre-
               refunded to 10/01/07)

              Industrial Development
              Authority of the City of
              Winchester, Virginia,
              Educational Facilities
              First Mortgage Revenue
              Bonds (Shenandoah
              University Project),
              Series 1994:
        1,620  6.700%, 10/01/14 (Pre-       10/04 at 102     AA***    1,821,674
               refunded to 10/01/04)
          680  6.750%, 10/01/19 (Pre-       10/04 at 102     AA***      765,578
               refunded to 10/01/04)

-------------------------------------------------------------------------------
              Utilities - 5.7%

        2,110 Halifax County Industrial     12/02 at 102        A+    2,166,379
               Development Authority,
               Virginia, Exempt
               Facilities Revenue Bonds
               (Old Dominion Electric
               Cooperative Project),
               6.500%, 12/01/12
               (Alternative Minimum Tax)

        4,335 Puerto Rico Electric Power    No Opt. Call       AAA    5,004,974
               Authority, Power Revenue
               Bonds, Drivers Series
               147, 14.251%, 1/01/09
               (IF)

        1,000 Russell County Industrial      5/02 at 101      Baa1    1,011,720
               Development Authority,
               Virginia, Pollution
               Control Revenue Bonds
               (Appalachian Power
               Company Project), Series
               G, 7.700%, 11/01/07

        1,500 Southeastern Public            7/03 at 102        A-    1,525,245
               Service Authority,
               Virginia, Senior Revenue
               Bonds (Regional Solid
               Waste System), Series
               1993, 6.000%, 7/01/13
               (Alternative Minimum Tax)

        1,000 Virginia Resources            11/02 at 102        AA    1,056,830
               Authority, Solid Waste
               Disposal System Revenue
               Bonds, Series B, 6.750%,
               11/01/12

        1,960 Virginia Resources             4/05 at 102        AA    2,019,584
               Authority, Prince William
               County, Solid Waste
               Disposal System Revenue
               Bonds, Refunding 1995
               Series A, 5.500%, 4/01/15

-------------------------------------------------------------------------------
              Water and Sewer - 11.6%

        1,000 Fairfax County, Virginia,      7/06 at 102       AAA    1,053,080
               Sewer Revenue Bonds,
               Series 1996, 5.875%,
               7/15/28

        1,000 Fairfax County Water          No Opt. Call       AAA    1,010,460
               Authority, Virginia,
               Water Refunding Revenue
               Bonds, Series 1997,
               5.000%, 4/01/21

        2,045 Fairfax County Water           4/07 at 102       AAA    2,209,520
               Authority, Virginia,
               Water Refunding Revenue
               Bonds, Series 1992,
               6.000%, 4/01/22

        1,000 Frederick-Winchester          10/03 at 102       AAA    1,059,960
               Service Authority,
               Virginia, Regional Sewer
               System Refunding Revenue
               Bonds, Series 1993,
               5.750%, 10/01/15

        1,505 Henrico County, Virginia,      5/02 at 100       Aa2    1,535,175
               Water and Sewer System
               Refunding Revenue Bonds,
               Series 1992,
               6.250%, 5/01/13

        1,500 Leesburg, Virginia,            7/07 at 102       AAA    1,512,120
               Utility System Revenue
               Refunding Bonds, 5.125%,
               7/01/22

        1,000 Loudoun County Sanitation      1/07 at 102       AAA    1,004,670
               Authority, Virginia,
               Water and Sewer System
               Revenue Bonds, Refunding
               Series 1996, 5.125%,
               1/01/26

        2,900 Prince William County          7/08 at 101       AAA    2,728,001
               Service Authority,
               Virginia, Water and Sewer
               System Refunding Revenue
               Bonds, Series 1997,
               4.750%, 7/01/29

        2,000 Spotsylvania County,           6/07 at 102       AAA    2,054,700
               Virginia, Water and Sewer
               System Revenue Bonds,
               Series 1997, 5.400%,
               6/01/27

        1,270 Upper Occoquan Sewage          1/04 at 102       AAA    1,270,178
               Authority, Virginia,
               Regional Sewerage System
               Revenue Refunding Bonds,
               Series 1993, 5.000%,
               7/01/21

          750 City of Virginia Beach,        9/10 at 101       Aa3      827,932
               Virginia, Storm Water
               Utility Revenue Bonds,
               Series 2000, 6.000%,
               9/01/20

        1,000 Virginia Resources            10/05 at 102        AA    1,050,259
               Authority, Sewer System
               Revenue Bonds (Hopewell
               Regional Wastewater
               Treatment Facility
               Project), 1995 Series A,
               6.000%, 10/01/25
               (Alternative Minimum Tax)

        1,000 Virginia Resources            10/10 at 100       AAA    1,053,249
               Authority, Clean Water
               State Revolving Fund
               Revenue Bonds, Series
               1999,
               5.625%, 10/01/22

              Virginia Resources
              Authority, Clean Water
              State Revolving Fund
              Revenue Bonds, 2000 RITES
              Series
              PA-790-R:
          500  13.720%, 10/01/14 (IF)       10/10 at 100       AAA      653,179
          410  13.720%, 10/01/15 (IF)       10/10 at 100       AAA      529,924
        1,900  13.720%, 10/01/16 (IF)       10/10 at 100       AAA    2,420,884

--------------------------------------------------------------------------------
19

                 Portfolio of Investments (Unaudited)
                 Nuveen Virginia Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                            Optional Call
 Amount (000) Description                  Provisions* Ratings** Market Value
------------------------------------------------------------------------------
              Water and Sewer
              (continued)

     $  2,485 Virginia Resources           5/11 at 101        AA $  2,539,545
               Authority, Water and
               Sewer System Revenue
               Bonds (Caroline County
               Public Improvements
               Project), Series 2001,
               5.250%, 5/01/21

        1,500 Virginia Resources           4/02 at 100        AA    1,520,834
               Authority, Water System
               Refunding Revenue
               Bonds, 1992 Series A,
               6.125%, 4/01/19

------------------------------------------------------------------------------
     $219,260 Total Investments (cost                             223,129,135
               $214,026,058) - 99.6%
------------------------------------------------------------------------------
------------
              Short-Term Investments -
               0.6%

     $  1,250 Puerto Rico Government                      VMIG-1    1,250,000
               Development Bank,
               Revenue Refunding
               Bonds, Series 1985,
               Variable Rate Demand
               Bonds, 1.170%,
               12/01/15+
------------
         ---------------------------------------------------------------------
              Other Assets Less                                      (337,824)
               Liabilities - (0.2)%
         ---------------------------------------------------------------------
              Net Assets - 100%                                  $224,041,311
         ---------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.
         (WI) Security purchased on a when-issued basis.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term securi-ty. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
20

                 Statement of Net Assets (Unaudited)
                 November 30, 2001


                                             Maryland Pennsylvania     Virginia
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at
 market value                             $84,021,451 $144,669,884 $223,129,135
Temporary investments in short-term
 municipal securities, at amortized
 cost, which approximates market value        750,000           --    1,250,000
Cash                                           28,248           --           --
Receivables:
 Interest                                   1,722,658    2,698,454    4,116,396
 Investments sold                              20,410    2,000,000           --
 Shares sold                                   81,914       77,658      158,863
Other assets                                       80          151          183
-------------------------------------------------------------------------------
  Total assets                             86,624,761  149,446,147  228,654,577
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                     --    5,709,101    1,659,873
Payables:
 Investments purchased                        487,348           --    2,000,000
 Shares redeemed                                9,784       51,261      304,994
Accrued expenses:
 Management fees                               39,096       64,964      101,138
 12b-1 distribution and service fees           15,370       25,807       45,033
 Other                                         53,056       27,026       81,203
Dividends payable                             215,399      294,762      421,025
-------------------------------------------------------------------------------
  Total liabilities                           820,053    6,172,921    4,613,266
-------------------------------------------------------------------------------
Net assets                                $85,804,708 $143,273,226 $224,041,311
-------------------------------------------------------------------------------
Class A Shares
Net assets                                $28,800,071 $ 63,625,842 $140,953,878
Shares outstanding                          2,809,523    6,205,396   13,124,626
Net asset value and redemption price per
 share                                    $     10.25 $      10.25 $      10.74
Offering price per share (net asset
 value per share plus maximum
 sales charge of 4.20% of offering
 price)                                   $     10.70 $      10.70 $      11.21
-------------------------------------------------------------------------------
Class B Shares
Net assets                                $ 8,857,198 $ 10,296,800 $ 14,959,118
Shares outstanding                            862,910    1,002,502    1,394,634
Net asset value, offering and redemption
 price per share                          $     10.26 $      10.27 $      10.73
-------------------------------------------------------------------------------
Class C Shares
Net assets                                $ 6,972,746 $ 12,018,950 $ 16,285,764
Shares outstanding                            680,178    1,173,910    1,518,774
Net asset value, offering and redemption
 price per share                          $     10.25 $      10.24 $      10.72
-------------------------------------------------------------------------------
Class R Shares
Net assets                                $41,174,693 $ 57,331,634 $ 51,842,551
Shares outstanding                          4,005,633    5,594,228    4,833,677
Net asset value, offering and redemption
 price per share                          $     10.28 $      10.25 $      10.73
-------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
21

                 Statement of Operations (Unaudited)
                 Six Months Ended November 30, 2001


                                            Maryland  Pennsylvania    Virginia
-------------------------------------------------------------------------------
Investment Income                         $2,417,560    $4,262,919  $6,647,959
-------------------------------------------------------------------------------
Expenses
Management fees                              231,589       387,773     611,036
12b-1 service fees-Class A                    27,937        63,008     140,990
12b-1 distribution and service fees-
 Class B                                      38,514        48,622      67,594
12b-1 distribution and service fees-
 Class C                                      24,804        41,431      60,782
Shareholders' servicing agent fees and
 expenses                                     43,230        67,224      83,215
Custodian's fees and expenses                 25,665        30,112      41,288
Trustees' fees and expenses                      952         1,772       2,691
Professional fees                              5,897         5,983       6,229
Shareholders' reports-printing and
 mailing expenses                              9,916        16,345      21,309
Federal and state registration fees            5,748         3,661       3,231
Other expenses                                 2,071         3,364       5,031
-------------------------------------------------------------------------------
Total expenses before custodian fee
 credit                                      416,323       669,295   1,043,396
 Custodian fee credit                         (4,789)       (4,118)     (8,655)
-------------------------------------------------------------------------------
Net expenses                                 411,534       665,177   1,034,741
-------------------------------------------------------------------------------
Net investment income                      2,006,026     3,597,742   5,613,218
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investment
 transactions                                   (250)        5,725      83,851
Net change in unrealized appreciation or
 depreciation of investments                 824,116     2,634,345     822,283
-------------------------------------------------------------------------------
Net gain from investments                    823,866     2,640,070     906,134
-------------------------------------------------------------------------------
Net increase in net assets from
 operations                               $2,829,892    $6,237,812  $6,519,352
-------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
22

                 Statement of Changes in Net Assets (Unaudited)


                                                           Maryland
                                                 -----------------------------
                                                 Six Months Ended   Year Ended
                                                         11/30/01      5/31/01
-------------------------------------------------------------------------------
Operations
Net investment income                                 $ 2,006,026  $ 3,674,226
Net realized gain (loss) from investment
 transactions                                                (250)    (249,015)
Net change in unrealized appreciation or
 depreciation of investments                              824,116    4,600,310
-------------------------------------------------------------------------------
Net increase in net assets from operations              2,829,892    8,025,521
-------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
 Class A                                                 (647,882)  (1,158,170)
 Class B                                                 (156,781)    (212,655)
 Class C                                                 (136,011)    (229,037)
 Class R                                               (1,008,217)  (1,996,332)
From accumulated net realized gains from
 investment transactions:
 Class A                                                      --        (6,281)
 Class B                                                      --        (1,374)
 Class C                                                      --        (1,402)
 Class R                                                      --       (10,584)
-------------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                          (1,948,891)  (3,615,835)
-------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                        7,385,511    9,218,230
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                   1,237,192    2,266,294
-------------------------------------------------------------------------------
                                                        8,622,703   11,484,524
Cost of shares redeemed                                (2,975,467)  (8,134,321)
-------------------------------------------------------------------------------
Net increase in net assets from Fund share
 transactions                                           5,647,236    3,350,203
-------------------------------------------------------------------------------
Net increase in net assets                              6,528,237    7,759,889
Net assets at the beginning of period                  79,276,471   71,516,582
-------------------------------------------------------------------------------
Net assets at the end of period                       $85,804,708  $79,276,471
-------------------------------------------------------------------------------
Undistributed net investment income at the end
 of period                                            $   173,971  $    59,710
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
23

                                  Pennsylvania                      Virginia
                          ------------------------------  ------------------------------
                          Six Months Ended    Year Ended  Six Months Ended    Year Ended
                                  11/30/01       5/31/01          11/30/01       5/31/01
-----------------------------------------------------------------------------------------
Operations
Net investment income         $  3,597,742  $  7,027,132      $  5,613,218  $ 10,836,493
Net realized gain (loss)
 from investment
 transactions                        5,725      (196,202)           83,851       293,581
Net change in unrealized
 appreciation or
 depreciation of
 investments                     2,634,345     8,836,136           822,283    11,065,964
-----------------------------------------------------------------------------------------
Net increase in net
 assets from operations          6,237,812    15,667,066         6,519,352    22,196,038
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From undistributed net
 investment income:
 Class A                        (1,599,257)   (3,029,150)       (3,436,100)   (6,623,404)
 Class B                          (221,732)     (377,718)         (295,256)     (508,865)
 Class C                          (250,843)     (445,944)         (353,494)     (647,165)
 Class R                        (1,509,844)   (2,897,267)       (1,353,925)   (2,830,599)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                                --            --                --            --
 Class B                                --            --                --            --
 Class C                                --            --                --            --
 Class R                                --            --                --            --
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (3,581,676)   (6,750,079)       (5,438,775)  (10,610,033)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                       9,778,899    11,698,166        16,772,067    25,561,366
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                   1,689,043     3,141,175         2,467,462     4,761,027
-----------------------------------------------------------------------------------------
                                11,467,942    14,839,341        19,239,529    30,322,393
Cost of shares redeemed         (6,011,164)  (13,429,905)      (13,291,317)  (25,797,735)
-----------------------------------------------------------------------------------------
Net increase in net
 assets from Fund share
 transactions                    5,456,778     1,409,436         5,948,212     4,524,658
-----------------------------------------------------------------------------------------
Net increase in net
 assets                          8,112,914    10,326,423         7,028,789    16,110,663
Net assets at the
 beginning of period           135,160,312   124,833,889       217,012,522   200,901,859
-----------------------------------------------------------------------------------------
Net assets at the end of
 period                       $143,273,226  $135,160,312      $224,041,311  $217,012,522
-----------------------------------------------------------------------------------------
Undistributed net
 investment income at
 the end of period            $    132,688  $     97,754      $    598,745  $    232,736
-----------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
24

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Maryland Municipal Bond Fund ("Maryland"), the Nuveen Pennsylvania Municipal Bond Fund ("Pennsylvania") and the Nuveen Virginia Mu-nicipal Bond Fund ("Virginia") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2001, Maryland and Virginia had outstanding when-issued purchase commitments of $487,348 and $2,000,000, respectively. There were no such outstanding purchase commitments in Pennsylvania.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to shareholders of the Funds.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed

-------------------------------------------------------------------------------
25
within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the six months ended November 30, 2001, Maryland and Virginia invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Invest-ments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security de-clines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the float-ing rate security. The Pennsylvania Fund did not invest in any such securities during the six months ended November 30, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation based on securities held by the Funds on June 1, 2001 as follows:

   Maryland Pennsylvania Virginia
---------------------------------
    $57,126      $18,868 $191,566
---------------------------------

The effect of this change for the six months ended November 30, 2001, was to increase net investment income with a corresponding decrease in net unrealized appreciation as follows:

   Maryland Pennsylvania Virginia
---------------------------------
     $9,478       $6,616  $41,913
---------------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

-------------------------------------------------------------------------------
26

2. Fund Shares

Transactions in Fund shares were as follows:

                                                Maryland
                               ---------------------------------------------
                                 Six Months Ended          Year Ended
                                     11/30/01                5/31/01
                               ---------------------  ----------------------
                                 Shares       Amount     Shares       Amount
-----------------------------------------------------------------------------
Shares sold:
 Class A                        305,338  $ 3,142,514    367,873  $ 3,676,723
 Class B                        243,101    2,495,175    213,888    2,152,001
 Class C                        100,622    1,035,945    117,497    1,181,167
 Class R                         69,052      711,877    224,430    2,208,339
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                         43,279      445,338     78,482      780,860
 Class B                          6,801       70,107      9,936       99,087
 Class C                          6,436       66,245     11,467      114,093
 Class R                         63,534      655,502    127,541    1,272,254
-----------------------------------------------------------------------------
                                838,163    8,622,703  1,151,114   11,484,524
-----------------------------------------------------------------------------
Shares redeemed:
 Class A                       (117,528)  (1,207,753)  (243,384)  (2,411,507)
 Class B                        (24,851)    (257,994)   (76,684)    (765,733)
 Class C                        (23,248)    (240,905)   (86,170)    (850,717)
 Class R                       (122,991)  (1,268,815)  (411,687)  (4,106,364)
-----------------------------------------------------------------------------
                               (288,618)  (2,975,467)  (817,925)  (8,134,321)
-----------------------------------------------------------------------------
Net increase                    549,545  $ 5,647,236    333,189  $ 3,350,203
-----------------------------------------------------------------------------

                                      Pennsylvania
                      ------------------------------------------------
                        Six Months Ended            Year Ended
                            11/30/01                  5/31/01
                      ----------------------  ------------------------
                         Shares       Amount      Shares        Amount
-----------------------------------------------------------------------
Shares sold:
 Class A                439,666  $ 4,515,686     563,760  $  5,567,341
 Class B                174,016    1,780,801     164,006     1,631,093
 Class C                183,901    1,889,853     186,561     1,864,473
 Class R                155,482    1,592,559     265,317     2,635,259
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                 61,088      625,599     114,848     1,131,820
 Class B                  6,978       71,617      12,504       123,524
 Class C                  6,867       70,300      12,427       122,280
 Class R                 90,007      921,527     179,142     1,763,551
-----------------------------------------------------------------------
                      1,118,005   11,467,942   1,498,565    14,839,341
-----------------------------------------------------------------------
Shares redeemed:
 Class A               (290,038)  (2,984,336)   (605,353)   (5,968,430)
 Class B               (115,499)  (1,186,917)    (70,080)     (691,083)
 Class C                (27,775)    (283,913)   (220,134)   (2,171,969)
 Class R               (152,152)  (1,555,998)   (465,800)   (4,598,423)
-----------------------------------------------------------------------
                       (585,464)  (6,011,164) (1,361,367)  (13,429,905)
-----------------------------------------------------------------------
Net increase            532,541  $ 5,456,778     137,198  $  1,409,436
-----------------------------------------------------------------------


--------------------------------------------------------------------------------
27

                                         Virginia
                      --------------------------------------------------
                         Six Months Ended             Year Ended
                             11/30/01                   5/31/01
                      ------------------------  ------------------------
                          Shares        Amount      Shares        Amount
-------------------------------------------------------------------------
Shares sold:
 Class A               1,085,795  $ 11,713,584   1,402,794  $ 14,825,290
 Class B                 210,844     2,277,915     235,349     2,497,444
 Class C                 160,269     1,728,655     304,226     3,227,555
 Class R                  97,517     1,051,913     480,171     5,011,077
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                 131,026     1,415,538     245,686     2,584,497
 Class B                  12,252       132,211      22,982       241,563
 Class C                   9,831       106,063      18,267       191,965
 Class R                  75,426       813,650     165,850     1,743,002
-------------------------------------------------------------------------
                       1,782,960    19,239,529   2,875,325    30,322,393
-------------------------------------------------------------------------
Shares redeemed:
 Class A                (843,088)   (9,121,984) (1,319,645)  (13,925,328)
 Class B                 (55,158)     (594,382)    (92,702)     (979,296)
 Class C                (100,796)   (1,086,987)   (285,887)   (2,997,226)
 Class R                (230,519)   (2,487,964)   (747,268)   (7,895,885)
-------------------------------------------------------------------------
                      (1,229,561)  (13,291,317) (2,445,502)  (25,797,735)
-------------------------------------------------------------------------
Net increase             553,399  $  5,948,212     429,823  $  4,524,658
-------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2001, to shareholders of record on De-cember 7, 2001, as follows:

                         Maryland Pennsylvania Virginia
------------------------------------------------------------------------------
Dividend per share:
 Class A                   $.0400       $.0435   $.0440
 Class B                    .0335        .0375    .0375
 Class C                    .0355        .0390    .0390
 Class R                    .0420        .0455    .0460
------------------------------------------------------------------------------

The following Funds also declared ordinary taxable income distributions, which were paid on December 5, 2001, to shareholders of record on December 3, 2001, as follows:

                                  Pennsylvania Virginia
------------------------------------------------------------------------------
Ordinary taxable income
 distributions per
 share:                                 $.0011   $.0002
------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended November 30, 2001, were as follows:

                                    Maryland Pennsylvania     Virginia
--------------------------------------------------------------------------
Purchases:
 Long-term municipal securities   $5,864,609  $16,304,075  $15,600,932
 Short-term municipal securities     750,000           --    7,250,000
Sales and maturities:
 Long-term municipal securities      195,000   10,689,701    7,857,427
 Short-term municipal securities          --           --    6,000,000
--------------------------------------------------------------------------

At November 30, 2001, the cost of investments owned for federal income tax purposes were as follows:

                                    Maryland Pennsylvania     Virginia
--------------------------------------------------------------------------
                                 $82,976,388 $139,673,635 $215,042,579
--------------------------------------------------------------------------


-------------------------------------------------------------------------------
28

At May 31, 2001, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                Maryland  Pennsylvania     Virginia
------------------------------------------------------------------------------
Expiration year:
 2008                           $     --    $  724,240     $928,649
 2009                            538,619     1,457,958           --
------------------------------------------------------------------------------
Total                           $538,619    $2,182,198     $928,649
------------------------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at November 30, 2001, were as follows:

                                Maryland  Pennsylvania     Virginia
------------------------------------------------------------------------------
Gross unrealized:
 appreciation                $ 3,385,553   $ 7,042,267  $11,616,666
 depreciation                 (1,590,490)   (2,046,018)  (2,280,110)
------------------------------------------------------------------------------
Net unrealized appreciation  $ 1,795,063   $ 4,996,249  $ 9,336,556
------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2001, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                            Maryland Pennsylvania Virginia
------------------------------------------------------------------------------
Sales charges collected      $47,964      $56,572  $92,046
Paid to authorized dealers    43,900       48,874   89,989
------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2001, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                            Maryland Pennsylvania Virginia
------------------------------------------------------------------------------
Commission advances         $110,256      $84,620 $122,060
------------------------------------------------------------------------------


-------------------------------------------------------------------------------
29

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2001, the Distributor retained such 12b-1 fees as follows:

                                         Maryland  Pennsylvania      Virginia
------------------------------------------------------------------------------
12b-1 fees retained                       $40,566       $47,968       $68,855
------------------------------------------------------------------------------
The remaining 12b-1 fees charged to the Fund were paid to compensate autho-
rized dealers for providing services to shareholders relating to their invest-
ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2001, as follows:

                                         Maryland  Pennsylvania      Virginia
------------------------------------------------------------------------------
CDSC retained                             $10,490       $21,290       $13,565
------------------------------------------------------------------------------

7. Composition of Net Assets

At November 30, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                         Maryland  Pennsylvania      Virginia
------------------------------------------------------------------------------
Capital paid-in                       $84,441,147  $140,346,246  $215,184,287
Undistributed net investment income       173,971       132,688       598,745
Accumulated net realized gain (loss)
 from investment transactions            (660,211)   (2,375,219)     (844,798)
Net unrealized appreciation of
 investments                            1,849,801     5,169,511     9,103,077
------------------------------------------------------------------------------
Net assets                            $85,804,708  $143,273,226  $224,041,311
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
30

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations      Less Distributions
                       -------------------------  -----------------------
MARYLAND
                                      Net            From
                                Realized/          and in
                               Unrealized          Excess
             Beginning     Net    Invest-          of Net                  Ending
                   Net Invest-       ment         Invest-                     Net
Year Ended       Asset    ment       Gain            ment  Capital          Asset     Total
May 31,          Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
----------------------------------------------------------------------------------------------
Class A (9/94)
 2002(g)        $10.14    $.25      $ .10  $ .35    $(.24)   $  --  $(.24) $10.25      3.46%
 2001             9.55     .48        .58   1.06     (.47)      --   (.47)  10.14     11.36
 2000            10.46     .47       (.86)  (.39)    (.49)    (.03)  (.52)   9.55     (3.71)
 1999            10.56     .49       (.11)   .38     (.48)      --   (.48)  10.46      3.65
 1998            10.25     .48        .32    .80     (.49)      --   (.49)  10.56      7.95
 1997(d)         10.25     .16        .01    .17     (.17)      --   (.17)  10.25      1.63
 1997(e)         10.43     .46       (.15)   .31     (.49)      --   (.49)  10.25      3.06
Class B (3/97)
 2002(g)         10.15     .21        .10    .31     (.20)      --   (.20)  10.26      3.07
 2001             9.56     .41        .58    .99     (.40)      --   (.40)  10.15     10.53
 2000            10.47     .40       (.86)  (.46)    (.42)    (.03)  (.45)   9.56     (4.44)
 1999            10.56     .41       (.10)   .31     (.40)      --   (.40)  10.47      2.95
 1998            10.25     .41        .31    .72     (.41)      --   (.41)  10.56      7.16
 1997(f)         10.29     .10       (.04)   .06     (.10)      --   (.10)  10.25       .83
Class C (9/94)
 2002(g)         10.14     .22        .10    .32     (.21)      --   (.21)  10.25      3.19
 2001             9.56     .43        .57   1.00     (.42)      --   (.42)  10.14     10.64
 2000            10.46     .42       (.86)  (.44)    (.43)    (.03)  (.46)   9.56     (4.16)
 1999            10.56     .43       (.11)   .32     (.42)      --   (.42)  10.46      3.07
 1998            10.24     .43        .32    .75     (.43)      --   (.43)  10.56      7.44
 1997(d)         10.24     .15         --    .15     (.15)      --   (.15)  10.24      1.43
 1997(e)         10.42     .39       (.16)   .23     (.41)      --   (.41)  10.24      2.28
Class R (12/91)
 2002(g)         10.16     .26        .11    .37     (.25)      --   (.25)  10.28      3.66
 2001             9.58     .50        .57   1.07     (.49)      --   (.49)  10.16     11.41
 2000            10.48     .49       (.85)  (.36)    (.51)    (.03)  (.54)   9.58     (3.43)
 1999            10.58     .51       (.11)   .40     (.50)      --   (.50)  10.48      3.82
 1998            10.26     .51        .32    .83     (.51)      --   (.51)  10.58      8.23
 1997(d)         10.26     .17         --    .17     (.17)      --   (.17)  10.26      1.68
 1997(e)         10.44     .47       (.14)   .33     (.51)      --   (.51)  10.26      3.29
----------------------------------------------------------------------------------------------
Class (Inception Date)
                                   Ratios/Supplemental Data
             ---------------------------------------------------------------------------------
                      Before Credit/           After            After Credit/
                      Reimbursement       Reimbursement(b)     Reimbursement(c)
MARYLAND             -------------------- -------------------- --------------------
                                  Ratio                Ratio                Ratio
                                 of Net               of Net               of Net
                                Invest-              Invest-              Invest-
                     Ratio of      ment   Ratio of      ment   Ratio of      ment
                     Expenses    Income   Expenses    Income   Expenses    Income
              Ending       to        to         to        to         to        to
                 Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended    Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,        (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------
Class A (9/94)
 2002(g)     $28,800      .97%*    4.77%*      .97%*    4.77%*      .96%*    4.78%*        --%
 2001         26,137     1.00      4.82       1.00      4.82        .98      4.84          28
 2000         22,694     1.13      4.79       1.12      4.79       1.11      4.81          19
 1999         22,093     1.02      4.57        .95      4.63        .95      4.64          29
 1998         17,427     1.00      4.56        .94      4.62        .94      4.62           7
 1997(d)      12,977     1.02*     4.83*       .95*     4.90*       .95*     4.90*          3
 1997(e)      11,788     1.12      4.67       1.00      4.79       1.00      4.79           4
Class B (3/97)
 2002(g)       8,857     1.72*     4.01*      1.72*     4.01*      1.71*     4.03*         --
 2001          6,474     1.74      4.08       1.74      4.08       1.73      4.09          28
 2000          4,694     1.87      4.04       1.87      4.04       1.85      4.05          19
 1999          4,732     1.77      3.84       1.71      3.90       1.71      3.90          29
 1998          2,332     1.75      3.79       1.69      3.85       1.69      3.85           7
 1997(f)         150     1.76*     3.94*      1.70*     4.00*      1.70*     4.00*          3
Class C (9/94)
 2002(g)       6,973     1.52*     4.22*      1.52*     4.22*      1.51*     4.23*         --
 2001          6,046     1.55      4.28       1.55      4.28       1.53      4.29          28
 2000          5,290     1.68      4.25       1.68      4.25       1.66      4.27          19
 1999          4,089     1.57      4.03       1.51      4.10       1.50      4.10          29
 1998          2,606     1.55      4.01       1.49      4.07       1.49      4.07           7
 1997(d)       2,103     1.57*     4.28*      1.50*     4.35*      1.50*     4.35*          3
 1997(e)       1,985     1.87      3.93       1.75      4.05       1.75      4.05           4
Class R (12/91)
 2002(g)      41,175      .77*     4.97*       .77*     4.97*       .76*     4.98*         --
 2001         40,619      .80      5.03        .80      5.03        .78      5.04          28
 2000         38,840      .92      4.98        .92      4.99        .90      5.00          19
 1999         44,411      .82      4.77        .75      4.83        .75      4.83          29
 1998         44,599      .80      4.76        .74      4.82        .74      4.82           7
 1997(d)      43,306      .82*     5.03*       .75*     5.10*       .75*     5.10*          3
 1997(e)      43,738      .87      4.94        .75      5.06        .75      5.06           4
----------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the four months ended May 31.
(e)  For the year ended January 31.
(f) From commencement of class operations as noted.
(g) For the six months ended November 30, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
31

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations      Less Distributions
                       -------------------------  -----------------------
PENNSYLVANIA
                                      Net            From
                                Realized/          and in
                               Unrealized          Excess
             Beginning     Net    Invest-          of Net                  Ending
                   Net Invest-       ment         Invest-                     Net
Year Ended       Asset    ment       Gain            ment  Capital          Asset     Total
May 31,          Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
----------------------------------------------------------------------------------------------
Class A (10/86)
 2002(e)        $10.06    $.26     $  .19  $ .45    $(.26)   $  --  $(.26) $10.25      4.61%
 2001             9.38     .53        .66   1.19     (.51)      --   (.51)  10.06     12.81
 2000            10.45     .50      (1.03)  (.53)    (.51)    (.03)  (.54)   9.38     (5.21)
 1999            10.68     .53       (.17)   .36     (.53)    (.06)  (.59)  10.45      3.42
 1998            10.25     .56        .45   1.01     (.56)    (.02)  (.58)  10.68     10.05
 1997            10.00     .57        .25    .82     (.57)      --   (.57)  10.25      8.37
Class B (2/97)
 2002(e)         10.07     .22        .21    .43     (.23)      --   (.23)  10.27      4.24
 2001             9.40     .46        .65   1.11     (.44)      --   (.44)  10.07     11.97
 2000            10.47     .42      (1.03)  (.61)    (.43)    (.03)  (.46)   9.40     (5.91)
 1999            10.70     .45       (.17)   .28     (.45)    (.06)  (.51)  10.47      2.66
 1998            10.27     .48        .45    .93     (.48)    (.02)  (.50)  10.70      9.23
 1997(d)         10.21     .16        .06    .22     (.16)      --   (.16)  10.27      2.18
Class C (2/94)
 2002(e)         10.04     .23        .20    .43     (.23)      --   (.23)  10.24      4.34
 2001             9.37     .48        .65   1.13     (.46)      --   (.46)  10.04     12.21
 2000            10.44     .44      (1.03)  (.59)    (.45)    (.03)  (.48)   9.37     (5.73)
 1999            10.68     .47       (.17)   .30     (.48)    (.06)  (.54)  10.44      2.80
 1998            10.25     .50        .45    .95     (.50)    (.02)  (.52)  10.68      9.50
 1997             9.99     .51        .26    .77     (.51)      --   (.51)  10.25      7.88
Class R (2/97)
 2002(e)         10.05     .27        .20    .47     (.27)      --   (.27)  10.25      4.72
 2001             9.38     .55        .65   1.20     (.53)      --   (.53)  10.05     13.01
 2000            10.44     .51      (1.01)  (.50)    (.53)    (.03)  (.56)   9.38     (4.93)
 1999            10.68     .55       (.17)   .38     (.56)    (.06)  (.62)  10.44      3.55
 1998            10.25     .58        .45   1.03     (.58)    (.02)  (.60)  10.68     10.30
 1997(d)         10.21     .20        .03    .23     (.19)      --   (.19)  10.25      2.31
----------------------------------------------------------------------------------------------
Class (Inception Date)
                                   Ratios/Supplemental Data
             ---------------------------------------------------------------------------------
                      Before Credit/           After            After Credit/
                      Reimbursement       Reimbursement(b)     Reimbursement(c)
PENNSYLVANIA         -------------------- -------------------- --------------------
                                  Ratio                Ratio                Ratio
                                 of Net               of Net               of Net
                                Invest-              Invest-              Invest-
                     Ratio of      ment   Ratio of      ment   Ratio of      ment
                     Expenses    Income   Expenses    Income   Expenses    Income
              Ending       to        to         to        to         to        to
                 Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended    Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,        (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------
Class A (10/86)
 2002(e)     $63,626      .93%*    5.10%*      .93%*    5.10%*      .92%*    5.11%*         8%
 2001         60,278     1.00      5.37       1.00      5.37        .98      5.38          21
 2000         55,564     1.12      5.04       1.10      5.06       1.09      5.07          16
 1999         70,865      .94      4.75        .69      5.00        .69      5.00          18
 1998         65,826      .95      4.94        .61      5.28        .61      5.28          20
 1997         55,667     1.09      5.22        .70      5.61        .70      5.61          46
Class B (2/97)
 2002(e)      10,297     1.68*     4.35*      1.68*     4.35*      1.68*     4.36*          8
 2001          9,440     1.75      4.62       1.75      4.62       1.73      4.63          21
 2000          7,809     1.89      4.30       1.87      4.32       1.86      4.32          16
 1999          7,966     1.69      4.02       1.45      4.25       1.45      4.26          18
 1998          2,640     1.70      4.14       1.34      4.50       1.34      4.50          20
 1997(d)         229     1.72*     4.47*      1.35*     4.84*      1.35*     4.84*         46
Class C (2/94)
 2002(e)      12,019     1.48*     4.55*      1.48*     4.55*      1.47*     4.56*          8
 2001         10,152     1.55      4.82       1.55      4.82       1.53      4.83          21
 2000          9,672     1.66      4.49       1.64      4.52       1.63      4.52          16
 1999         13,167     1.49      4.21       1.25      4.45       1.24      4.46          18
 1998          8,912     1.50      4.39       1.16      4.73       1.16      4.73          20
 1997          6,320     1.63      4.68       1.25      5.06       1.25      5.06          46
Class R (2/97)
 2002(e)      57,332      .73*     5.30*       .73*     5.30*       .72*     5.31*          8
 2001         55,290      .80      5.57        .80      5.57        .78      5.58          21
 2000         51,788      .94      5.24        .91      5.26        .91      5.27          16
 1999         61,044      .74      4.95        .49      5.20        .49      5.20          18
 1998         61,180      .75      5.14        .41      5.48        .41      5.48          20
 1997(d)      57,383      .77*     5.45*       .39*     5.83*       .39*     5.83*         46
----------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
32

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations      Less Distributions
                      -------------------------  -----------------------
VIRGINIA
                                     Net
                               Realized/
            Beginning     Net Unrealized             Net                  Ending
                  Net Invest-    Invest-         Invest-                     Net
Year Ended      Asset    ment  ment Gain            ment  Capital          Asset     Total
May 31,         Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
----------------------------------------------------------------------------------------------------
Class A (3/86)
 2002(e)       $10.69    $.27      $ .04  $ .31    $(.26)    $ --  $(.26) $10.74    2.95%
 2001           10.10     .54        .58   1.12     (.53)      --   (.53)  10.69   11.27
 2000           10.93     .53       (.83)  (.30)    (.52)    (.01)  (.53)  10.10   (2.72)
 1999           11.06     .53       (.10)   .43     (.53)    (.03)  (.56)  10.93    3.95
 1998           10.66     .56        .41    .97     (.56)    (.01)  (.57)  11.06    9.30
 1997           10.40     .58        .25    .83     (.57)      --   (.57)  10.66    8.20
Class B (2/97)
 2002(e)        10.67     .23        .06    .29     (.23)      --   (.23)  10.73    2.68
 2001           10.10     .46        .56   1.02     (.45)      --   (.45)  10.67   10.26
 2000           10.93     .45       (.82)  (.37)    (.45)    (.01)  (.46)  10.10   (3.44)
 1999           11.06     .45       (.10)   .35     (.45)    (.03)  (.48)  10.93    3.20
 1998           10.66     .48        .41    .89     (.48)    (.01)  (.49)  11.06    8.53
 1997(d)        10.62     .16        .04    .20     (.16)      --   (.16)  10.66    1.94
Class C (10/93)
 2002(e)        10.67     .24        .05    .29     (.24)      --   (.24)  10.72    2.69
 2001           10.10     .48        .57   1.05     (.48)      --   (.48)  10.67   10.50
 2000           10.92     .47       (.81)  (.34)    (.47)    (.01)  (.48)  10.10   (3.16)
 1999           11.06     .47       (.11)   .36     (.47)    (.03)  (.50)  10.92    3.30
 1998           10.65     .50        .42    .92     (.50)    (.01)  (.51)  11.06    8.81
 1997           10.39     .52        .26    .78     (.52)      --   (.52)  10.65    7.61
Class R (2/97)
 2002(e)        10.67     .28        .06    .34     (.28)      --   (.28)  10.73    3.16
 2001           10.10     .56        .56   1.12     (.55)      --   (.55)  10.67   11.32
 2000           10.93     .55       (.82)  (.27)    (.55)    (.01)  (.56)  10.10   (2.49)
 1999           11.06     .56       (.10)   .46     (.56)    (.03)  (.59)  10.93    4.18
 1998           10.66     .59        .41   1.00     (.59)    (.01)  (.60)  11.06    9.54
 1997(d)        10.62     .20        .04    .24     (.20)      --   (.20)  10.66    2.26
----------------------------------------------------------------------------------------------------
Class (Inception Date)
                                   Ratios/Supplemental Data
            ------------------------------------------------------------------------------------
                      Before Credit/           After            After Credit/
                      Reimbursement       Reimbursement(b)     Reimbursement(c)
VIRGINIA             -------------------- -------------------- --------------------
                                  Ratio                Ratio                Ratio
                                 of Net               of Net               of Net
                                Invest-              Invest-              Invest-
                     Ratio of      ment   Ratio of      ment   Ratio of      ment
                     Expenses    Income   Expenses    Income   Expenses    Income
              Ending       to        to         to        to         to        to
                 Net  Average   Average    Average   Average    Average   Average     Portfolio
Year Ended    Assets      Net       Net        Net       Net        Net       Net      Turnover
May 31,        (000)   Assets    Assets     Assets    Assets     Assets    Assets          Rate
----------------------------------------------------------------------------------------------------
Class A (3/86)
 2002(e)    $140,954      .89%*    5.04%*      .89%*    5.04%*      .88%*    5.04%*           4%
 2001        136,248      .91      5.14        .91      5.14        .90      5.14            17
 2000        125,522     1.00      5.07       1.00      5.07        .99      5.08            22
 1999        138,941      .89      4.78        .86      4.81        .86      4.81            15
 1998        133,966      .90      4.99        .74      5.15        .74      5.15             3
 1997        122,252     1.00      5.19        .74      5.45        .74      5.45            23
Class B (2/97)
 2002(e)      14,959     1.64*     4.28*      1.64*     4.28*      1.63*     4.29*            4
 2001         13,094     1.66      4.38       1.66      4.38       1.65      4.39            17
 2000         10,713     1.75      4.32       1.75      4.32       1.75      4.33            22
 1999         10,419     1.64      4.02       1.61      4.05       1.61      4.06            15
 1998          3,894     1.64      4.20       1.51      4.33       1.51      4.33             3
 1997(d)         381     1.66*     4.49*      1.47*     4.68*      1.47*     4.68*           23
Class C (10/93)
 2002(e)      16,286     1.44*     4.49*      1.44*     4.49*      1.43*     4.49*            4
 2001         15,468     1.46      4.59       1.46      4.59       1.45      4.59            17
 2000         14,263     1.55      4.53       1.55      4.53       1.54      4.53            22
 1999         17,679     1.44      4.23       1.41      4.26       1.41      4.26            15
 1998         15,660     1.44      4.44       1.29      4.59       1.29      4.59             3
 1997         11,700     1.55      4.63       1.29      4.89       1.29      4.89            23
Class R (2/97)
 2002(e)      51,843      .69*     5.24*       .69*     5.24*       .68*     5.24*            4
 2001         52,203      .71      5.34        .71      5.34        .71      5.34            17
 2000         50,403      .80      5.27        .80      5.27        .79      5.28            22
 1999         56,728      .69      4.98        .66      5.01        .66      5.02            15
 1998         58,734      .70      5.19        .54      5.35        .54      5.35             3
 1997(d)      57,002      .71*     5.50*       .52*     5.69*       .52*     5.69*           23
----------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
33

                                     Notes













-----
34

                                     Notes













-----
35

                                     Notes













-----
36

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

-----
37

      Serving
Investors
         For Generations
--------------------------------------------------------------------------------

A 100-Year Tradition of Quality Investments

[PHOTO OF JOHN NUVEEN SR. APPEARS HERE]
John Nuveen, Sr.

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments
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333 West Wacker Drive
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www.nuveen.com